CONSOLIDATED STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

Principal Amount		Value	Principal Amount			Value
Asset-Backed Securities—2.4%			Asset-Backed Securities (Continued)
American Credit Acceptance Receivables Trust:			Santander Drive Auto Receivables Trust: (Continued)
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	$275,000	$275,287	Series 2017-2, Cl. D, 3.49%, 7/17/23		$190,000 $	191,066
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	110,028	109,988	Series 2017-3, Cl. D, 3.20%, 11/15/23		760,000	759,654
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	510,000	509,290	Series 2018-1, Cl. D, 3.32%, 3/15/24		290,000	291,011
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	673,000	673,555	Series 2018-2, Cl. D, 3.88%, 2/15/24		145,000	147,159
AmeriCredit Automobile Receivables Trust:			Santander Retail Auto Lease Trust, Series
Series 2017-2, Cl. D, 3.42%, 4/18/23	830,000	834,793	2017-A, Cl. C, 2.96%, 11/21/22[1]		505,000	504,102
Series 2017-4, Cl. D, 3.08%, 12/18/23	375,000	375,412	SLM Student Loan Trust, Series 2004-
Cabela's Credit Card Master Note			5X, Cl. A6, 0.092% [EUR003M+40],
Trust, Series 2016-1, Cl. A2, 3.334%			10/25/39[2,4]	EUR	7,781,119	8,478,836
[US0001M+85], 6/15/22[2]	1,690,000	1,692,795	TCF Auto Receivables Owner Trust, Series
Capital Auto Receivables Asset Trust,			2015-1A, Cl. D, 3.53%, 3/15/22[1]		285,000	284,982
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	110,000	109,455	United Auto Credit Securitization Trust,
CarMax Auto Owner Trust:			Series 2018-1, Cl. C, 3.05%, 9/10/21[1]		625,000	625,360
Series 2015-2, Cl. D, 3.04%, 11/15/21	175,000	175,026	Veros Automobile Receivables Trust,
Series 2015-3, Cl. D, 3.27%, 3/15/22	610,000	608,979	Series 2017-1, Cl. A, 2.84%, 4/17/23[1]		89,080	88,944
Series 2016-1, Cl. D, 3.11%, 8/15/22	465,000	463,679	Westlake Automobile Receivables Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	630,000	632,172	Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]		670,000	673,051
Series 2017-4, Cl. D, 3.30%, 5/15/24	280,000	279,025	Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]		685,000	690,148
Series 2018-1, Cl. D, 3.37%, 7/15/24	195,000	195,276	Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]		845,000	847,295
CCG Receivables Trust:			World Financial Network Credit Card Master Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	635,000	633,204	Series 2012-D, Cl. A, 2.15%, 4/17/23		420,000	419,453
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	240,000	240,735	Series 2018-A, Cl. A, 3.07%, 12/16/24		1,440,000	1,448,270
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	70,000	70,228	Series 2018-C, Cl. A, 3.55%, 8/15/25		415,000	422,711
CIG Auto Receivables Trust, Series 2017-			Total Asset-Backed Securities (Cost $34,413,409)			34,466,530
1A, Cl. A, 2.71%, 5/15/23[1]	130,005	129,745
CNH Equipment Trust, Series 2017-C, Cl.			Mortgage-Backed Obligations—20.0%
B, 2.54%, 5/15/25	185,000	183,611	Government Agency—11.9%
CPS Auto Receivables Trust, Series 2018-			FHLMC/FNMA/FHLB/Sponsored—11.1%
A, Cl. B, 2.77%, 4/18/22[1]	370,000	368,884	Federal Home Loan Mortgage Corp. Gold Pool:
CPS Auto Trust, Series 2017-A, Cl. B,			5.00%, 9/1/33		196,054	211,405
2.68%, 5/17/21[1]	51,201	51,153	5.50%, 9/1/39		222,060	241,531
Credit Acceptance Auto Loan Trust:			6.00%, 11/1/21		23,210	25,138
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	565,000	565,296	6.50%, 4/1/19-8/1/32		163,228	181,195
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	360,000	362,866	7.00%, 10/1/31-10/1/37		36,055	39,978
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	510,000	513,976	7.50%, 1/1/32		196,926	231,798
Dell Equipment Finance Trust, Series
2017-2, Cl. B, 2.47%, 10/24/22[1]	190,000	189,181	Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Drive Auto Receivables Trust:			Series 192,Cl. IO, 99.999%, 2/1/28[5]		3,885	760
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	22,123	22,152	Series 205,Cl. IO, 62.338%, 9/1/29[5]		23,332	4,698
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	430,000	435,544	Series 243,Cl. 6, 2.709%, 12/15/32[5]		52,627	9,886
Series 2018-1, Cl. D, 3.81%, 5/15/24	470,000	474,076	Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass
			Pass-Through Certificates:
Series 2018-3, Cl. D, 4.30%, 9/16/24	175,000	178,771	Series 1360,Cl. PZ, 7.50%, 9/15/22		147,031	154,786
DT Auto Owner Trust:			Series 151,Cl. F, 9.00%, 5/15/21		710	723
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	200,000	204,816	Series 1674,Cl. Z, 6.75%, 2/15/24		74,708	79,134
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	440,000	441,387	Series 1897,Cl. K, 7.00%, 9/15/26		276,095	301,004
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	415,000	425,993	Series 2043,Cl. ZP, 6.50%, 4/15/28		126,828	140,613
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	495,000	497,998	Series 2106,Cl. FG, 2.934%
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	380,000	392,620	[LIBOR01M+45], 12/15/28[2]		220,346	221,339
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	560,000	561,512	Series 2122,Cl. F, 2.934%
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	390,000	398,434	[LIBOR01M+45], 2/15/29[2]		5,920	5,772
Element Rail Leasing I LLC, Series 2014-			Series 2148,Cl. ZA, 6.00%, 4/15/29		120,248	131,094
1A, Cl. A1, 2.299%, 4/19/44[1]	114,486	114,136	Series 2195,Cl. LH, 6.50%, 10/15/29		85,031	93,682
Exeter Automobile Receivables Trust,			Series 2326,Cl. ZP, 6.50%, 6/15/31		10,238	11,191
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	405,000	404,557	Series 2344,Cl. FP, 3.434%
Flagship Credit Auto Trust, Series 2016-			[LIBOR01M+95], 8/15/31[2]		58,627	60,084
1, Cl. C, 6.22%, 6/15/22[1]	980,000	1,014,559	Series 2368,Cl. PR, 6.50%, 10/15/31		41,356	46,290
GLS Auto Receivables Trust, Series 2018-
1A, Cl. A, 2.82%, 7/15/22[3]	545,172	544,386	Series 2412,Cl. GF, 3.434%
			[LIBOR01M+95], 2/15/32[2]		72,415	74,262
GM Financial Automobile Leasing Trust,			Series 2449,Cl. FL, 3.034%
Series 2017-3, Cl. C, 2.73%, 9/20/21	320,000	318,449	[LIBOR01M+55], 1/15/32[2]		65,872	66,500
Navistar Financial Dealer Note Master Owner Trust II:			Series 2451,Cl. FD, 3.484%
Series 2017-1, Cl. C, 4.036%			[LIBOR01M+100], 3/15/32[2]		30,736	31,576
[US0001M+155], 6/27/22[1,2]	160,000	160,197	Series 2461,Cl. PZ, 6.50%, 6/15/32		147,475	162,505
Series 2017-1, Cl. D, 4.786%
[US0001M+230], 6/27/22[1,2]	185,000	185,093	Series 2464,Cl. FI, 3.484%
			[LIBOR01M+100], 2/15/32[2]		28,486	29,268
Santander Drive Auto Receivables Trust:			Series 2470,Cl. AF, 3.484%
Series 2017-1, Cl. D, 3.17%, 4/17/23	440,000	440,551	[LIBOR01M+100], 3/15/32[2]		52,734	54,177
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	1,110,000	1,135,646

	1	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)				FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass				Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
Pass-Through Certificates: (Continued)				Through Certificates:
Series 2470,Cl. LF, 3.484%				Series 1999-54,Cl. LH, 6.50%, 11/25/29	$77,745 $	85,213
[LIBOR01M+100], 2/15/32[2]	$29,151	$29,952		Series 2001-80,Cl. ZB, 6.00%, 1/25/32	63,501	68,679
Series 2477,Cl. FZ, 3.034%				Series 2002-29,Cl. F, 3.486%
[LIBOR01M+55], 6/15/31[2]	115,550	116,595		[LIBOR01M+100], 4/25/32[2]	31,369	32,235
Series 2517,Cl. GF, 3.484%				Series 2002-64,Cl. FJ, 3.486%
[LIBOR01M+100], 2/15/32[2]	25,345	26,042		[LIBOR01M+100], 4/25/32[2]	9,659	9,926
Series 2635,Cl. AG, 3.50%, 5/15/32	37,693	38,163		Series 2002-68,Cl. FH, 2.982%
Series 2676,Cl. KY, 5.00%, 9/15/23	320,444	331,300		[LIBOR01M+50], 10/18/32[2]	21,523	21,679
Series 3025,Cl. SJ, 15.643% [-3.6667 x				Series 2002-84,Cl. FB, 3.486%
LIBOR01M+2,475], 8/15/35[2]	72,135	104,789		[LIBOR01M+100], 12/25/32[2]	134,645	138,348
Series 3848,Cl. WL, 4.00%, 4/15/40	87,815	88,967		Series 2002-90,Cl. FH, 2.986%
Series 3857,Cl. GL, 3.00%, 5/15/40	4,427	4,511		[LIBOR01M+50], 9/25/32[2]	75,333	75,910
Series 3917,Cl. BA, 4.00%, 6/15/38	54,364	56,108		Series 2003-11,Cl. FA, 3.486%
Series 4221,Cl. HJ, 1.50%, 7/15/23	123,507	121,254		[LIBOR01M+100], 9/25/32[2]	134,648	138,351
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass				Series 2003-116,Cl. FA, 2.886%
Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed Security:				[LIBOR01M+40], 11/25/33[2]	14,004	14,051
Series 2074,Cl. S, 99.999%, 7/17/28[5]	5,377	504		Series 2005-109,Cl. AH, 5.50%,
Series 2079,Cl. S, 99.999%, 7/17/28[5]	9,927	1,128		12/25/25	457,970	471,292
Series 2136,Cl. SG, 32.548%, 3/15/29[5]	305,663	44,250		Series 2005-31,Cl. PB, 5.50%, 4/25/35	560,000	617,206
Series 2399,Cl. SG, 99.999%, 12/15/26[5]	159,656	20,616		Series 2005-71,Cl. DB, 4.50%, 8/25/25	62,734	63,675
Series 2437,Cl. SB, 47.427%, 4/15/32[5]	549,933	74,888		Series 2006-11,Cl. PS, 15.453%
Series 2526,Cl. SE, 55.968%, 6/15/29[5]	11,218	1,848	[	-3.6667 x LIBOR01M+2,456.67],
Series 2682,Cl. TQ, 99.999%, 10/15/33[5]	121,953	18,580		3/25/36[2]	68,893	101,709
Series 2795,Cl. SH, 56.46%, 3/15/24[5]	186,061	11,802		Series 2006-46,Cl. SW, 15.086%
Series 2920,Cl. S, 44.659%, 1/15/35[5]	124,753	20,045	[	-3.6665 x LIBOR01M+2,419.92],
Series 2922,Cl. SE, 16.926%, 2/15/35[5]	20,578	3,388		6/25/36[2]	107,091	153,044
Series 2981,Cl. AS, 0.668%, 5/15/35[5]	186,377	25,869		Series 2008-75,Cl. DB, 4.50%, 9/25/23	2	2
Series 2981,Cl. BS, 99.999%, 5/15/35[5]	249,243	38,951		Series 2009-113,Cl. DB, 3.00%,
Series 3397,Cl. GS, 3.696%, 12/15/37[5]	84,888	14,840		12/25/20	3,636	3,622
Series 3424,Cl. EI, 0.00%, 4/15/38[5,6]	23,835	2,368		Series 2009-36,Cl. FA, 3.426%
Series 3450,Cl. BI, 10.174%, 5/15/38[5]	138,768	20,337		[LIBOR01M+94], 6/25/37[2]	15,583	15,974
Series 3606,Cl. SN, 10.905%, 12/15/39[5]	40,852	5,308		Series 2009-70,Cl. TL, 4.00%, 8/25/19	61	61
Federal National Mortgage Assn.:				Series 2010-43,Cl. KG, 3.00%, 1/25/21	4,667	4,661
2.50%, 4/1/34[7]	4,545,000	4,518,753		Series 2011-122,Cl. EC, 1.50%, 1/25/20	2,270	2,255
3.00%, 4/1/34-4/1/49[7]	7,670,000	7,689,879		Series 2011-15,Cl. DA, 4.00%, 3/25/41	39,581	40,394
3.50%, 4/1/49[7]	25,675,000	26,033,046		Series 2011-3,Cl. EL, 3.00%, 5/25/20	2,937	2,926
4.00%, 4/1/49[7]	29,450,000	30,296,687		Series 2011-3,Cl. KA, 5.00%, 4/25/40	113,081	118,378
4.50%, 4/1/49[7]	72,910,000	75,978,414		Series 2011-38,Cl. AH, 2.75%, 5/25/20	2	2
5.00%, 4/1/49[7]	5,590,000	5,911,316		Series 2011-6,Cl. BA, 2.75%, 6/25/20	1,799	1,805
Federal National Mortgage Assn. Pool:				Series 2011-82,Cl. AD, 4.00%, 8/25/26	20,029	20,037
5.00%, 7/1/19-7/1/33	221,119	237,125		Series 2012-20,Cl. FD, 2.886%
5.50%, 4/1/21-5/1/36	121,361	132,025		[LIBOR01M+40], 3/25/42[2]	170,870	171,071
6.50%, 12/1/29-1/1/34	360,847	403,755		Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-
7.00%, 1/1/30-4/1/34	455,591	518,696		Through Certificates, Interest-Only Stripped Mtg. -Backed Security:
7.50%, 2/1/27-3/1/33	613,251	712,258		Series 2001-61,Cl. SH, 39.127%,
8.50%, 7/1/32	462	467		11/18/31[5]	35,092	5,938
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:				Series 2001-63,Cl. SD, 48.979%,
				12/18/31[5]	8,818	1,350
Series 214,Cl. 2, 99.999%, 3/25/23[5]	50,806	5,100		Series 2001-68,Cl. SC, 43.14%,
Series 221,Cl. 2, 99.999%, 5/25/23[5]	6,056	666		11/25/31[5]	6,464	1,198
Series 254,Cl. 2, 99.999%, 1/25/24[5]	109,271	13,897		Series 2001-81,Cl. S, 45.963%, 1/25/32[5]	7,536	1,321
Series 301,Cl. 2, 21.436%, 4/25/29[5]	24,043	4,817		Series 2002-28,Cl. SA, 34.265%,
Series 313,Cl. 2, 99.999%, 6/25/31[5]	253,686	56,293		4/25/32[5]	5,627	1,001
Series 319,Cl. 2, 1.231%, 2/25/32[5]	120,849	26,688		Series 2002-38,Cl. SO, 78.285%,
Series 321,Cl. 2, 31.768%, 4/25/32[5]	37,007	8,551		4/25/32[5]	38,173	6,496
Series 324,Cl. 2, 0.00%, 7/25/32[5,6]	36,366	8,324		Series 2002-48,Cl. S, 39.272%, 7/25/32[5]	8,252	1,586
Series 328,Cl. 2, 0.00%, 12/25/32[5,6]	72,236	16,291		Series 2002-52,Cl. SL, 32.045%,
Series 331,Cl. 5, 2.477%, 2/25/33[5]	138,281	26,522		9/25/32[5]	5,654	1,043
Series 332,Cl. 2, 0.00%, 3/25/33[5,6]	595,490	135,259		Series 2002-56,Cl. SN, 40.406%,
Series 334,Cl. 12, 0.00%, 3/25/33[5,6]	112,726	23,925		7/25/32[5]	11,339	2,179
Series 339,Cl. 15, 7.448%, 10/25/33[5]	329,079	69,587		Series 2002-77,Cl. IS, 55.377%,
Series 345,Cl. 9, 0.00%, 1/25/34[5,6]	105,725	22,252		12/18/32[5]	65,035	12,787
Series 351,Cl. 10, 0.00%, 4/25/34[5,6]	63,848	14,349		Series 2002-77,Cl. SH, 39.614%,
Series 351,Cl. 8, 0.00%, 4/25/34[5,6]	116,163	26,075		12/18/32[5]	10,612	1,758
Series 356,Cl. 10, 0.00%, 6/25/35[5,6]	81,242	16,593		Series 2002-9,Cl. MS, 30.419%,
Series 356,Cl. 12, 0.00%, 2/25/35[5,6]	40,041	8,269		3/25/32[5]	10,100	1,934
Series 362,Cl. 13, 0.00%, 8/25/35[5,6]	53,046	11,860

	2	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value		Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)			Commercial (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-			Chase Mortgage Finance Trust, Series 2005-
Through Certificates, Interest-Only Stripped Mtg. -Backed Security: (Continued)			A2, Cl . 1A3, 4.349%, 1/25/36[8]	$10,848	$10,609
Series 2003-13,Cl. IO, 52.267%,			Citigroup Commercial Mortgage Trust:
3/25/33[5]	$112,848	$26,328	Series 2012-GC8,Cl. AAB, 2.608%,
Series 2003-26,Cl. DI, 57.401%,			9/10/45	226,533	225,809
4/25/33[5]	87,288	22,163	Series 2014-GC21,Cl. AAB, 3.477%,
Series 2003-33,Cl. SP, 31.817%,			5/10/47	270,000	274,893
5/25/33[5]	61,717	12,035	Citigroup Commercial Mortgage Trust,
Series 2003-4,Cl. S, 21.627%, 2/25/33[5]	17,359	3,466	Interest-Only Commercial Mtg. Pass-Through
Series 2004-56,Cl. SE, 3.526%,			Certificates, Series 2017-C4, Cl. XA, 11.938%,
10/25/33[5]	292,967	54,779	10/12/50[5]	6,116,733	419,923
Series 2005-12,Cl. SC, 25.44%,			COMM Mortgage Trust:
3/25/35[5]	9,493	1,428	Series 2013-CR6,Cl. AM, 3.147%,
Series 2005-14,Cl. SE, 40.638%,			3/10/46[1]	960,000	962,494
3/25/35[5]	357,682	46,479	Series 2014-CR17,Cl. ASB, 3.598%,
Series 2005-40,Cl. SA, 43.959%,			5/10/47	870,000	887,896
5/25/35[5]	310,890	49,779	Series 2014-CR20,Cl. ASB, 3.305%,
Series 2005-40,Cl. SB, 99.999%,			11/10/47	180,000	182,846
5/25/35[5]	502,473	63,255	Series 2014-CR21,Cl. AM, 3.987%,
Series 2005-52,Cl. JH, 26.081%,			12/10/47	25,000	25,739
5/25/35[5]	186,072	27,955	Series 2014-LC15,Cl. AM, 4.198%,
Series 2005-63,Cl. SA, 30.376%,			4/10/47	455,000	473,980
10/25/31[5]	16,912	2,273	Series 2014-UBS6,Cl. AM, 4.048%,
Series 2006-90,Cl. SX, 99.999%,			12/10/47	1,600,000	1,635,447
9/25/36[5]	349,002	61,098	Series 2015-CR22,Cl. A2, 2.856%,
Series 2007-88,Cl. XI, 0.00%, 6/25/37[5,6]	334,214	54,200	3/10/48	303,400	303,166
Series 2008-55,Cl. SA, 0.00%,			COMM Mortgage Trust, Interest-Only Stripped
7/25/38[5,6]	23,006	2,782	Mtg. -Backed Security, Series 2012-CR5, Cl. XA,
Series 2009-8,Cl. BS, 0.00%, 2/25/24[5,6]	728	38	20.604%, 12/10/45[5]	2,540,595	120,012
Series 2010-95,Cl. DI, 0.00%,			Deutsche Alt-B Securities, Inc. Mortgage Loan
11/25/20[5,6]	8,133	85	Trust, Series 2006-AB2, Cl. A1, 5.276%,
Series 2011-96,Cl. SA, 4.863%,			6/25/36[8]	44,101	42,091
10/25/41[5]	140,094	22,342	Deutsche Mortgage Securities, Inc. , Series
Series 2012-134,Cl. SA, 0.00%,			2013-RS1, Cl. 1A2, 2.708% [US0001M+22],
12/25/42[5,6]	467,976	88,462	7/22/36[1,2]	4,645,949	4,552,299
Series 2012-40,Cl. PI, 24.707%,			FREMF Mortgage Trust:
4/25/41[5]	745,294	92,650	Series 2012-K20,Cl. C, 3.871%,
Federal National Mortgage Assn. , Stripped			5/25/45[1,8]	4,165,000	4,232,852
Mtg. -Backed Security, Series 302, Cl. 2, 6.00%,			Series 2013-K25,Cl. C, 3.623%,
5/1/29	3	—	11/25/45[1,8]	135,000	135,869
		159,803,225	Series 2013-K26,Cl. C, 3.598%,
			12/25/45[1,8]	95,000	95,563
GNMA/Guaranteed—0.8%			Series 2013-K27,Cl. C, 3.496%,
Government National Mortgage Assn. I Pool:			1/25/46[1,8]	1,460,000	1,464,119
7.00%, 4/15/28-7/15/28	44,736	48,686	Series 2013-K28,Cl. C, 3.49%,
8.00%, 5/15/26	7,661	7,675	6/25/46[1,8]	2,330,000	2,337,331
Government National Mortgage Assn. II Pool:			Series 2013-K29,Cl. C, 3.481%,
3.50%, 4/1/49[7]	11,310,000	11,560,057	5/25/46[1,8]	2,300,000	2,304,933
4.125% [H15T1Y+150], 11/20/25[2]	1,807	1,857	Series 2013-K713,Cl. C, 3.155%,
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:			4/25/46[1,8]	535,000	533,982
Series 2007-17,Cl. AI, 35.352%,			Series 2014-K714,Cl. C, 3.855%,
4/16/37[5]	185,262	27,127	1/25/47[1,8]	400,000	404,024
Series 2011-52,Cl. HS, 16.353%,			Series 2015-K44,Cl. B, 3.683%,
4/16/41[5]	311,481	45,591	1/25/48[1,8]	2,310,000	2,336,705
		11,690,993	Series 2015-K45,Cl. B, 3.591%,
Non-Agency—8.1%			4/25/48[1,8]	4,646,000	4,665,955
Commercial—3.2%			Series 2017-K62,Cl. B, 3.875%,
BCAP LLC Trust:			1/25/50[1,8]	280,000	282,466
Series 2011-R11,Cl. 18A5, 4.69%			Series 2017-K724,Cl. B, 3.487%,
[H15T1Y+210], 9/26/35[1,2]	12,114	12,166	11/25/23[1,8]	1,535,000	1,518,883
Series 2012-RR6,Cl. RR6, 2.054%,			GS Mortgage Securities Trust:
11/26/36[1]	3,635	3,641	Series 2013-GC12,Cl. AAB, 2.678%,
Benchmark Mortgage Trust, Interest-Only			6/10/46	78,548	78,191
Commercial Mtg. Pass-Through Certificates,			Series 2013-GC16,Cl. AS, 4.649%,
Series 2018-B1, Cl. XA, 10.646%, 1/15/51[5]	5,733,410	210,330	11/10/46	160,000	170,818
CD Mortgage Trust, Interest-Only Commercial			Series 2014-GC18,Cl. AAB, 3.648%,
Mtg. Pass-Through Certificates, Series 2017-			1/10/47	227,035	231,035
CD6, Cl. XA , 12.622%, 11/13/50[5]	2,303,001	132,037

	3	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value		Principal Amount	Value
Commercial (Continued)			Multi-Family—0.0%
JP Morgan Chase Commercial Mortgage Securities Trust:			Connecticut Avenue Securities, Series 2017-
Series 2012-LC9,Cl. A4, 2.611%,			C04, Cl . 2M1, 3.336% [US0001M+85],
12/15/47	$28,642	$28,615	11/25/29[2]	$538,237	$539,006
Series 2013-C10,Cl. AS, 3.372%,			Residential—4.9%
12/15/47	855,000	863,493	Alba plc, Series 2007-1, Cl. F, 4.096%
Series 2013-C16,Cl. AS, 4.517%,			[BP0003M+325], 3/17/39[2,4]	557,545	698,327
12/15/46	820,000	867,706	Banc of America Funding Trust, Series 2014-
Series 2013-LC11,Cl. AS, 3.216%,			R7, Cl . 3A1, 4.954%, 3/26/36[1,8]	16,398	16,441
4/15/46	235,000	235,740	Bear Stearns ARM Trust, Series 2006-1, Cl. A1,
Series 2014-C20,Cl. AS, 4.043%,			4.91% [H15T1Y+225], 2/25/36[2]	32,629	32,994
7/15/47	630,000	654,120	CHL Mortgage Pass-Through Trust:
Series 2016-JP3,Cl. A2, 2.435%,			Series 2005-17,Cl. 1A8, 5.50%, 9/25/35	487,946	483,734
8/15/49	529,923	525,136	Series 2005-J4,Cl. A7, 5.50%, 11/25/35	451,149	450,436
JP Morgan Mortgage Trust, Series 2007-A1, Cl.			Citigroup Mortgage Loan Trust, Inc. :
5A1, 4.687%, 7/25/35[8]	42,676	43,986	Series 2005-2,Cl. 1A3, 4.893%,
JP Morgan Resecuritization Trust, Series 2009-			5/25/35[8]	505,134	510,736
5, Cl . 1A2, 4.542%, 7/26/36[1,8]	2,025,596	2,028,091	Series 2006-AR1,Cl. 1A1, 4.97%
JPMBB Commercial Mortgage Securities Trust:			[H15T1Y+240], 10/25/35[2]	143,336	145,479
Series 2014-C18,Cl. A3, 3.578%,			Series 2009-8,Cl. 7A2, 4.954%,
2/15/47	169,400	170,998	3/25/36[1,8]	5,981,848	5,982,108
Series 2014-C19,Cl. ASB, 3.584%,			Series 2014-8,Cl. 1A2, 2.778%
4/15/47	104,547	106,490	[US0001M+29], 7/20/36[1,2]	3,400,000	3,353,571
Series 2014-C24,Cl. B, 4.116%,			Connecticut Avenue Securities:
11/15/47[8]	680,000	696,148	Series 2014-C03,Cl. 1M2, 5.486%
Series 2014-C25,Cl. AS, 4.065%,			[US0001M+300], 7/25/24[2]	805,137	855,412
11/15/47	1,720,000	1,784,204	Series 2016-C03,Cl. 1M1, 4.486%
Morgan Stanley Bank of America Merrill Lynch Trust:			[US0001M+200], 10/25/28[2]	121,049	121,997
Series 2013-C7,Cl. AAB, 2.469%,			Series 2017-C01,Cl. 1M2, 6.036%
2/15/46	222,456	221,290	[US0001M+355], 7/25/29[2]	4,140,000	4,451,460
Series 2013-C9,Cl. AS, 3.456%, 5/15/46	570,000	578,228	Series 2017-C02,Cl. 2M1, 3.636%
Series 2014-C14,Cl. B, 4.764%,			[US0001M+115], 9/25/29[2]	796,355	798,854
2/15/47[8]	240,000	254,924	Series 2017-C03,Cl. 1M1, 3.436%
Morgan Stanley Capital I, Inc. , Interest-Only			[US0001M+95], 10/25/29[2]	815,314	817,034
Commercial Mtg. Pass-Through Certificates,			Series 2017-C06,Cl. 1M1, 3.236%
Series 2017-HR2, Cl. XA, 10.363%, 12/15/50[5]	2,011,586	111,870	[US0001M+75], 2/25/30[2]	168,608	168,669
Morgan Stanley Re-Remic Trust, Series 2012-			Series 2017-C07,Cl. 1M1, 3.136%
R3, Cl . 1A, 3.644%, 11/26/36[1,8]	1,474	1,472	[US0001M+65], 5/25/30[2]	511,270	510,923
Morgan Stanley Resecuritization Trust, Series			Series 2017-C07,Cl. 1M2, 4.886%
2013-R9, Cl. 3A, 3.912%, 6/26/46[1,8]	40,864	40,941	[US0001M+240], 5/25/30[2]	580,000	592,938
Structured Adjustable Rate Mortgage Loan			Series 2018-C01,Cl. 1M1, 3.086%
Trust, Series 2004-10, Cl. 2A, 4.493%,			[US0001M+60], 7/25/30[2]	736,423	735,021
8/25/34[8]	1,899,176	1,909,139	Series 2018-C02,Cl. 2M1, 3.136%
UBS Commercial Mortgage Trust, Interest-Only			[US0001M+65], 8/25/30[2]	217,955	217,906
Commercial Mtg. Pass-Through Certificates,
Series 2017-C5, Cl. XA, 12.272%, 11/15/50[5]	3,805,979	234,454	Series 2018-C06,Cl. 2M2, 4.586%
			[US0001M+210], 3/25/31[2]	1,280,000	1,265,441
Wells Fargo Commercial Mortgage Trust, Series			CWHEQ Revolving Home Equity Loan Trust:
2015-NXS1, Cl. ASB, 2.934%, 5/15/48	940,000	941,692
Wells Fargo Commercial Mortgage Trust,			Series 2005-G,Cl. 2A, 2.714%
Interest-Only Commercial Mtg. Pass-Through			[US0001M+23], 12/15/35[2]	20,518	20,279
Certificates, Series 2017-C42, Cl. XA,			Series 2006-H,Cl. 2A1A, 2.634%
10.338%, 12/15/50[5]	2,795,539	177,411	[US0001M+15], 11/15/36[2]	17,347	13,357
WF-RBS Commercial Mortgage Trust:			GSR Mortgage Loan Trust, Series 2005-AR4,
Series 2013-C14,Cl. AS, 3.488%,			Cl. 6A1, 4.329%, 7/25/35[8]	9,427	9,524
6/15/46	640,000	646,515	HomeBanc Mortgage Trust, Series 2005-3, Cl.
Series 2014-C20,Cl. AS, 4.176%,			A2, 2.796% [US0001M+31], 7/25/35[2]	12,786	12,735
5/15/47	490,000	508,425	Marble Arch Residential Securitisation
Series 2014-C22,Cl. A3, 3.528%,			No 4 plc, Series 4X, Cl. E1C, 4.74%
9/15/57	120,000	121,897	[BP0003M+390], 3/20/40[2,4]	1,741,000	2,205,704
Series 2014-LC14,Cl. AS, 4.351%,			MASTR Asset Backed Securities Trust, Series
3/15/47[8]	395,000	414,665	2006-WMC3, Cl. A3, 2.586% [US0001M+10],
			8/25/36[2]	839,652	405,961
WF-RBS Commercial Mortgage Trust,			RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%,
Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2011-C3, Cl. XA, 25.227%,			9/25/36	11,953	10,629
3/15/44[1,5]	2,996,332	64,794	Residential Asset Securitization Trust, Series
		45,500,548	2005-A6CB, Cl. A7, 6.00%, 6/25/35	1,682,414	1,545,587
			Structured Agency Credit Risk Debt Nts. :
			Series 2013-DN2,Cl. M2, 6.736%
			[US0001M+425], 11/25/23[2]	874,205	955,464
			Series 2014-DN1,Cl. M3, 6.986%
			[US0001M+450], 2/25/24[2]	815,000	909,007

	4	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Principal Amount		Value		Principal Amount		Value
Residential (Continued)			Argentina—2.2%
Structured Agency Credit Risk Debt Nts. : (Continued)			Argentine Republic:
Series 2014-DN2,Cl. M3, 6.086%			0.000% Unsec. Nts. , 4/30/20[9]	ARS	257,200,000 $	6,517,012
[US0001M+360], 4/25/24[2]	$840,000	$907,827	0.236% Unsec. Nts. , 7/31/20[9]	ARS	642,000,000	14,264,051
Series 2014-HQ2,Cl. M3, 6.236%			4.625% Sr. Unsec. Nts. , 1/11/23		530,000	435,395
[US0001M+375], 9/25/24[2]	915,000	1,013,331	5.875% Sr. Unsec. Nts. , 1/11/28		2,025,000	1,559,503
Series 2015-HQA2,Cl. M2, 5.286%			6.875% Sr. Unsec. Nts. , 1/26/27		2,585,000	2,099,343
[US0001M+280], 5/25/28[2]	227,697	232,287	6.875% Sr. Unsec. Nts. , 1/11/48		1,785,000	1,318,669
Series 2016-DNA1,Cl. M2, 5.39%			7.50% Sr. Unsec. Nts. , 4/22/26		6,535,000	5,562,102
[US0001M+290], 7/25/28[2]	262,206	266,839	18.20% Unsec. Nts. , 10/3/21	ARS	9,285,000	151,983
Series 2016-DNA3,Cl. M3, 7.486%						31,908,058
[US0001M+500], 12/25/28[2]	3,845,000	4,363,554
Series 2016-DNA4,Cl. M3, 6.286%			Brazil—1.8%
[US0001M+380], 3/25/29[2]	5,570,000	6,128,555	Federative Republic of Brazil:
Series 2016-HQA3,Cl. M1, 3.286%			10.00% Unsec. Nts. , 1/1/21	BRL	11,000,000	2,932,392
[US0001M+80], 3/25/29[2]	56,377	56,379	10.00% Unsec. Nts. , 1/1/25	BRL	26,900,000	7,286,989
Series 2016-HQA3,Cl. M3, 6.336%			10.00% Unsec. Nts. , 1/1/27	BRL	35,000,000	9,476,434
[US0001M+385], 3/25/29[2]	3,400,000	3,755,980	10.00% Unsec. Nts. , 1/1/29	BRL	4,500,000	1,225,687
Series 2016-HQA4,Cl. M3, 6.386%			13.288% Unsec. Nts. , 8/15/50	BRL	900,000	907,414
[US0001M+390], 4/25/29[2]	4,580,000	5,062,678	18.447% Unsec. Nts. , 5/15/45[14]	BRL	4,350,000	4,299,416
Series 2017-DNA1,Cl. M2, 5.736%						26,128,332
[US0001M+325], 7/25/29[2]	1,980,000	2,127,068	Colombia—0.8%
Series 2017-HQA1,Cl. M1, 3.686%			Republic of Colombia:
[US0001M+120], 8/25/29[2]	1,276,084	1,279,681	6.125% Sr. Unsec. Nts. , 1/18/41		1,615,000	1,912,176
Series 2017-HQA2,Cl. M1, 3.286%			Series B, 6.25% Bonds, 11/26/25	COP 8,700,000,000		2,767,008
[US0001M+80], 12/25/29[2]	376,518	376,753	Series B, 7.50% Bonds, 8/26/26	COP 12,830,000,000		4,352,983
Series 2017-HQA3,Cl. M1, 3.036%			Series B, 10.00% Bonds, 7/24/24	COP 5,146,000,000		1,926,250
[US0001M+55], 4/25/30[2]	774,359	773,385				10,958,417
Series 2018-DNA1,Cl. M1, 2.936%
[US0001M+45], 7/25/30[2]	1,522,947	1,516,583	Dominican Republic—0.3%
Series 2018-DNA1,Cl. M2, 4.286%			Dominican Republic:
[US0001M+180], 7/25/30[2]	1,200,000	1,173,284	5.95% Sr. Unsec. Nts. , 1/25/27[1]		2,770,000	2,915,425
Towd Point Mortgage Funding 2019-Granite4 plc:			6.85% Sr. Unsec. Nts. , 1/27/45[1]		930,000	998,587
2.23%, 10/20/51[7]	2,920,000	3,804,675				3,914,012
2.58%, 10/20/51[7]	4,400,000	5,733,072	Ecuador—0.3%
WaMu Mortgage Pass-Through Certificates Trust:			Republic of Ecuador:
Series 2003-AR10,Cl. A7, 4.481%,			8.875% Sr. Unsec. Nts. , 10/23/27[1]		3,250,000	3,262,188
10/25/33[8]	48,825	49,699	9.65% Sr. Unsec. Nts. , 12/13/26[1]		985,000	1,035,481
Series 2005-AR16,Cl. 1A1, 4.256%,						4,297,669
12/25/35[8]	7,048	7,042
Wells Fargo Mortgage-Backed Securities Trust:			Egypt—0.7%
Series 2005-AR1,Cl. 1A1, 5.083%,			Arab Republic of Egypt:
2/25/35[8]	622,737	642,691	4.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	1,900,000	2,108,686
Series 2005-AR15,Cl. 1A2, 4.667%,			6.125% Sr. Unsec. Nts. , 1/31/22[1]		965,000	978,353
9/25/35[8]	104,912	102,795	8.50% Sr. Unsec. Nts. , 1/31/47[1]		1,450,000	1,483,769
Series 2005-AR15,Cl. 1A6, 4.667%,			8.70% Sr. Unsec. Nts. , 3/1/49[1]		1,575,000	1,641,991
9/25/35[8]	1,270,042	1,233,633	18.15% Unsec. Nts. , 12/11/21	EGP	45,000,000	2,688,214
Series 2005-AR4,Cl. 2A2, 5.086%,			Series 3YR, 16.00% Unsec. Nts. ,
4/25/35[8]	5,352	5,419	12/12/20	EGP	29,000,000	1,651,845
Series 2006-AR10,Cl. 1A1, 4.704%,						10,552,858
7/25/36[8]	127,281	128,171	Fiji—0.1%
Series 2006-AR10,Cl. 5A5, 4.542%,			Republic of Fiji, 6.625% Sr. Unsec. Nts. ,
7/25/36[8]	229,325	230,472	10/2/20[4]		1,535,000	1,538,543
Series 2006-AR2,Cl. 2A3, 4.954%,
3/25/36[8]	1,023,389	1,041,791	France—1.3%
Series 2006-AR7,Cl. 2A4, 4.42%,			French Republic, 4.00% Bonds,
5/25/36[8]	598,385	615,611	10/25/38[4]	EUR	11,050,000	19,300,061
		70,926,983	Gabon—0.1%
Total Mortgage-Backed Obligations (Cost $282,756,361)		288,460,755	Gabonese Republic, 6.375% Bonds,
			12/12/24[1]		1,665,000	1,599,679
U. S. Government Obligations—6.9%			Ghana—0.3%
United States Treasury Inflation-Protected Securities:			Republic of Ghana:
1.00%, 2/15/46-2/15/49[14]	96,263,307	98,784,383	8.125% Sr. Unsec. Nts. , 3/26/32[1]		2,020,000	2,017,160
Total U. S. Government Obligations (Cost $95,659,772)		98,784,383	8.627% Sr. Unsec. Nts. , 6/16/49[1]		1,440,000	1,408,536
			8.95% Sr. Unsec. Nts. , 3/26/51[1]		870,000	875,825
Foreign Government Obligations—23.5%						4,301,521
Angola—0.1%			Greece—3.7%
Republic of Angola, 9.375% Sr. Unsec.			Hellenic Republic:
Nts. , 5/8/48[1]	1,750,000	1,896,825	0.00% Bonds, 10/15/42[8]	EUR	30,230,000	119,704

	5	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount		Value
Greece (Continued)				Saudi Arabia—0.2%
Hellenic Republic: (Continued)				Kingdom of Saudi Arabia, 4.375% Sr.
3.45% Sr. Unsec. Nts. , 4/2/24[1,4]	EUR	8,000,000	$9,336,100	Unsec. Nts. , 4/16/29[1]		$2,465,000	$2,573,154
3.875% Sr. Unsec. Nts. , 3/12/29[1,4]	EUR	12,360,000	14,035,298	Senegal—0.1%
3.90% Bonds, 1/30/33[4]	EUR	17,005,000	18,642,100	Republic of Senegal:
4.00% Bonds, 1/30/37[4]	EUR	9,975,000	10,642,728	6.25% Unsec. Nts. , 5/23/33[1]		460,000	442,868
			52,775,930	6.75% Sr. Unsec. Nts. , 3/13/48[1]		835,000	772,792
India—1.6%							1,215,660
Republic of India:				Serbia—0.1%
7.17% Sr. Unsec. Nts. , 1/8/28	INR	235,000,000	3,335,443	Republic of Serbia, 4.875% Sr. Unsec.
7.59% Sr. Unsec. Nts. , 1/11/26	INR	600,000,000	8,806,103	Nts. , 2/25/20[1]		1,050,000	1,062,672
7.72% Sr. Unsec. Nts. , 5/25/25	INR	15,000,000	222,760
8.20% Sr. Unsec. Nts. , 2/15/22	INR	365,000,000	5,474,373	South Africa—2.3%
8.20% Sr. Unsec. Nts. , 9/24/25	INR	315,600,000	4,794,669	Republic of South Africa:
			22,633,348	Series 2023, 7.75% Bonds, 2/28/23	ZAR	22,500,000	1,560,882
				Series 2030, 8.00% Bonds, 1/31/30	ZAR	144,100,000	9,204,144
Indonesia—1.9%				Series 2037, 8.50% Bonds, 1/31/37	ZAR	107,000,000	6,657,022
Perusahaan Penerbit SBSN Indonesia III:				Series 2048, 8.75% Bonds, 2/28/48	ZAR	60,000,000	3,753,336
4.35% Sr. Unsec. Nts. , 9/10/24[1]		525,000	543,769	Series R186, 10.50% Bonds, 12/21/26	ZAR	131,675,000	10,075,124
4.55% Sr. Unsec. Nts. , 3/29/26[1]		790,000	822,587	Series R214, 6.50% Bonds, 2/28/41	ZAR	25,000,000	1,227,294
Republic of Indonesia:							32,477,802
3.85% Sr. Unsec. Nts. , 7/18/27[1]		440,000	440,470
4.125% Sr. Unsec. Nts. , 1/15/25[1]		490,000	503,402	Sri Lanka—0.2%
8.125% Sr. Unsec. Nts. , 5/15/24	IDR 86,000,000,000		6,306,222	Democratic Socialist Republic of Sri Lanka:
Series FR53, 8.25% Sr. Unsec. Nts. ,				5.75% Sr. Unsec. Nts. , 4/18/23[1]		1,450,000	1,432,712
7/15/21	IDR 43,000,000,000		3,119,946	5.875% Sr. Unsec. Nts. , 7/25/22[1]		1,350,000	1,356,385
Series FR56, 8.375% Sr. Unsec. Nts. ,				6.25% Sr. Unsec. Nts. , 10/4/20[1]		465,000	473,062
9/15/26	IDR 104,095,000,000		7,688,337				3,262,159
Series FR59, 7.00% Sr. Unsec. Nts. ,				Thailand—0.6%
5/15/27	IDR 10,000,000,000		677,704	Kingdom of Thailand:
Series FR74, 7.50% Sr. Unsec. Nts. ,				1.875% Sr. Unsec. Nts. , 6/17/22	THB	65,400,000	2,061,129
8/15/32	IDR 112,480,000,000		7,583,632	2.125% Sr. Unsec. Nts. , 12/17/26	THB	210,000,000	6,525,988
			27,686,069				8,587,117
Iraq—0.1%				Turkey—0.5%
Republic of Iraq:				Republic of Turkey:
5.80% Sr. Unsec. Nts. , 1/15/28[1]		615,000	592,067	8.50% Bonds, 9/14/22	TRY	15,200,000	1,911,075
6.752% Sr. Unsec. Nts. , 3/9/23[1]		800,000	812,743	10.60% Bonds, 2/11/26	TRY	5,000,000	616,985
			1,404,810	10.70% Bonds, 2/17/21	TRY	22,045,000	3,269,880
Ivory Coast—0.3%				12.40% Bonds, 3/8/28	TRY	13,500,000	1,796,610
Republic of Cote d'Ivoire, 5.25% Sr.							7,594,550
Unsec. Nts. , 3/22/30[1]	EUR	3,685,000	3,968,737	Ukraine—0.5%
Mexico—2.9%				Ukraine:
United Mexican States:				7.75% Sr. Unsec. Nts. , 9/1/23[4]		1,520,000	1,481,392
Series M, 5.75% Bonds, 3/5/26	MXN	54,445,000	2,480,483	7.75% Sr. Unsec. Nts. , 9/1/24[4]		1,295,000	1,249,351
Series M, 6.50% Bonds, 6/9/22	MXN	160,000,000	7,946,482	7.75% Sr. Unsec. Nts. , 9/1/25[4]		900,000	859,518
Series M, 8.00% Sr. Unsec. Nts. , 12/7/23	MXN	340,000,000	17,647,192	7.75% Sr. Unsec. Nts. , 9/1/26[4]		2,410,000	2,269,882
Series M20, 8.50% Sr. Unsec. Nts. ,				8.994% Sr. Unsec. Nts. , 2/1/24[1]		1,565,000	1,575,453
5/31/29	MXN	256,700,000	13,605,586				7,435,596
			41,679,743	Uruguay—0.0%
Nigeria—0.1%				Oriental Republic of Uruguay, 9.875%
Federal Republic of Nigeria:				Sr. Unsec. Nts. , 6/20/22[1]	UYU	13,555,000	403,037
7.143% Sr. Unsec. Nts. , 2/23/30[1]		625,000	626,465	Total Foreign Government Obligations (Cost $355,655,983)			338,321,182
7.696% Sr. Unsec. Nts. , 2/23/38[1]		550,000	547,153
			1,173,618	Corporate Loans—0.5%
Oman—0.2%				Albertson's LLC, Sr. Sec. Credit Facilities
Sultanate of Oman, 6.75% Sr. Unsec.				1st Lien Term Loan, Tranche B7, 5.499%
Nts. , 1/17/48[1]		3,185,000	2,837,596	[LIBOR4+300], 11/17/25[2]		272,370	269,333
Paraguay—0.0%				Aleris International, Inc. , Sr. Sec. Credit
				Facilities 1st Lien Term Loan, 7.249%
Republic of Paraguay, 5.40% Sr. Unsec.				[LIBOR6+475], 2/27/23[2]		545,875	546,830
Nts. , 3/30/50[1]		530,000	556,831	American Greetings Corp. , Sr. Sec. Credit
Russia—0.2%				Facilities 1st Lien Term Loan, Tranche B,
Russian Federation:				6.999% [LIBOR12+450], 4/6/24[2]		540,688	541,364
5.10% Sr. Unsec. Nts. , 3/28/35[1,7]		1,565,000	1,589,098	Claire's Stores, Inc. , Sr. Sec. Credit
Series 6209, 7.60% Bonds, 7/20/22	RUB	66,585,000	1,007,680	Facilities Term Loan, 9.938% 10/12/38[8]		37,137	37,137
			2,596,778

		6	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value		Principal Amount	Value
Corporate Loans (Continued)			Diversified Consumer Services—0.0%
Clear Channel Communications, Inc. ,			Cengage Learning, Inc. , 9.50% Sr.
Extended Sr. Sec. Credit Facilities 1st			Unsec. Nts. , 6/15/24[1]	$140,000	$116,550
Lien Term Loan, Tranche D, 11.252%			KCA Deutag UK Finance plc, 9.625% Sr.
[LIBOR12+875], 1/30/19[2,10]	$800,000	$572,800	Sec. Nts. , 4/1/23[1]	275,000	231,344
Dun & Bradstreet Corp. (The), Sr. Sec.			Service Corp. International, 4.625% Sr.
Credit Facilities 1st Lien Term Loan,			Unsec. Nts. , 12/15/27	290,000	289,275
Tranche B, 7.513% 2/6/26[8]	860,000	851,937			637,169
JC Penney Corp. , Inc. , Sr. Sec. Credit			Entertainment—0.3%
Facilities 1st Lien Term Loan, Tranche B,
6.956% [LIBOR4+425], 6/23/23[2]	382,175	340,453	AMC Entertainment Holdings, Inc.:
KIK Custom Products, Inc. , Sr. Sec. Credit			5.75% Sr. Sub. Nts. , 6/15/25	705,000	661,678
Facilities 1st Lien Term Loan, Tranche B,			5.875% Sr. Sub. Nts. , 11/15/26	760,000	687,800
6.493% [LIBOR12+400], 5/15/23[2]	570,000	533,902	Cinemark USA, Inc. , 4.875% Sr. Unsec.
Monitronics International, Inc. , Sr. Sec.			Nts. , 6/1/23	495,000	504,554
Credit Facilities 1st Lien Term Loan,			Lions Gate Capital Holdings LLC,
Tranche B2, 8.101% [LIBOR4+550],			5.875% Sr. Unsec. Nts. , 11/1/24[1]	930,000	962,550
9/30/22[2]	272,208	228,946	Live Nation Entertainment, Inc. , 5.625%
Murray Energy Corp. , Sr. Sec. Credit			Sr. Unsec. Nts. , 3/15/26[1]	550,000	569,250
Facilities 1st Lien Term Loan, Tranche B2,			Netflix, Inc. , 5.875% Sr. Unsec. Nts. ,
9.879% [LIBOR12+725], 10/17/22[2]	1,571,103	1,303,034	11/15/28[1]	275,000	291,156
Neiman Marcus Group Ltd. LLC, Sr. Sec.			Sirius XM Radio, Inc. , 5.375% Sr. Unsec.
Credit Facilities 1st Lien Term Loan,			Nts. , 7/15/26[1]	665,000	679,131
5.763% [LIBOR12+325], 10/25/20[2]	841,248	784,552			4,356,119
PetSmart, Inc. , Sr. Sec. Credit Facilities			Hotels, Restaurants & Leisure—1.8%
1st Lien Term Loan, Tranche B, 5.52%			1011778 B. C. ULC/New Red Finance,
[LIBOR12+300], 3/11/22[2]	272,874	245,451	Inc.:
Scientific Games International, Inc. , Sr.			4.25% Sr. Sec. Nts. , 5/15/24[1]	785,000	779,113
Sec. Credit Facilities 1st Lien Term Loan,			5.00% Sec. Nts. , 10/15/25[1]	1,335,000	1,322,051
Tranche B5, 4.449% [LIBOR6+275],			Aramark Services, Inc.:
8/14/24[2,7]	852,846	832,058	4.75% Sr. Unsec. Nts. , 6/1/26	745,000	745,000
Windstream Services LLC, Sr. Sec. Credit			5.00% Sr. Unsec. Nts. , 2/1/28[1]	815,000	813,680
Facilities Term Loan, Tranche B6, 8.50%			Boyd Gaming Corp.:
[PRIME4+500], 3/29/21[2,10]	306,086	307,664	6.00% Sr. Unsec. Nts. , 8/15/26	690,000	709,837
Total Corporate Loans (Cost $7,710,294)		7,395,461	6.375% Sr. Unsec. Nts. , 4/1/26	220,000	228,525
			Caesars Resort Collection LLC/CRC
Corporate Bonds and Notes—41.9%			Finco, Inc. , 5.25% Sr. Unsec. Nts. ,
Consumer Discretionary—6.5%			10/15/25[1]	820,000	793,350
Auto Components—0.3%			CEC Entertainment, Inc. , 8.00% Sr.
American Axle & Manufacturing, Inc. ,			Unsec. Nts. , 2/15/22	670,000	623,100
6.25% Sr. Unsec. Nts. , 4/1/25	1,100,000	1,076,625	Downstream Development Authority of
Cooper-Standard Automotive, Inc. ,			the Quapaw Tribe of Oklahoma, 10.50%
5.625% Sr. Unsec. Nts. , 11/15/26[1]	250,000	220,750	Sr. Sec. Nts. , 2/15/23[1]	330,000	342,787
Dana Financing Luxembourg Sarl,			Eldorado Resorts, Inc. , 6.00% Sr. Unsec.
6.50% Sr. Unsec. Nts. , 6/1/26[1]	705,000	722,625	Nts. , 4/1/25	540,000	549,450
Goodyear Tire & Rubber Co. (The),			Gateway Casinos & Entertainment Ltd. ,
5.00% Sr. Unsec. Nts. , 5/31/26	520,000	497,770	8.25% Sec. Nts. , 3/1/24[1]	390,000	410,962
Grinding Media, Inc. /Moly-Cop AltaSteel			Golden Nugget, Inc.:
Ltd. , 7.375% Sr. Sec. Nts. , 12/15/23[1]	345,000	332,925	6.75% Sr. Unsec. Nts. , 10/15/24[3]	1,370,000	1,380,275
Panther BF Aggregator 2 LP/Panther			8.75% Sr. Sub. Nts. , 10/1/25[1]	1,160,000	1,220,900
Finance Co. , Inc.:			Hilton Domestic Operating Co. , Inc.:
6.25% Sr. Sec. Nts. , 5/15/26[1,7]	265,000	270,647	4.25% Sr. Unsec. Nts. , 9/1/24	425,000	425,263
8.50% Sr. Unsec. Nts. , 5/15/27[1,7]	570,000	572,563	5.125% Sr. Unsec. Nts. , 5/1/26[1]	550,000	559,625
Tenneco, Inc. , 5.00% Sr. Unsec. Nts. ,			Hilton Grand Vacations Borrower LLC/
7/15/26	360,000	289,800	Hilton Grand Vacations Borrower, Inc. ,
		3,983,705	6.125% Sr. Unsec. Nts. , 12/1/24	700,000	729,750
			International Game Technology plc,
Automobiles—0.3%			6.25% Sr. Sec. Nts. , 2/15/22[1]	2,595,000	2,708,531
Ford Motor Credit Co. LLC, 5.75% Sr.			IRB Holding Corp. , 6.75% Sr. Unsec.
Unsec. Nts. , 2/1/21	1,460,000	1,504,330	Nts. , 2/15/26[1]	270,000	254,475
General Motors Financial Co. , Inc. ,			KFC Holding Co. /Pizza Hut Holdings LLC/
4.20% Sr. Unsec. Nts. , 11/6/21	1,460,000	1,488,524	Taco Bell of America LLC:
Tesla, Inc. , 5.30% Sr. Unsec. Nts. ,			4.75% Sr. Unsec. Nts. , 6/1/27[1]	435,000	428,475
8/15/25[1]	570,000	495,900	5.25% Sr. Unsec. Nts. , 6/1/26[1]	995,000	1,006,816
Williams Scotsman International, Inc. ,			Marriott Ownership Resorts, Inc. /ILG LLC,
6.875% Sr. Sec. Nts. , 8/15/23[3]	525,000	526,313	6.50% Sr. Unsec. Nts. , 9/15/26[1]	280,000	294,406
		4,015,067	Melco Resorts Finance Ltd. , 4.875% Sr.
Distributors—0.0%			Unsec. Nts. , 6/6/25[1]	1,230,000	1,221,336
LKQ Corp. , 4.75% Sr. Unsec. Nts. ,
5/15/23	387,000	391,218

	7	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)				Media—2.0%
MGM Growth Properties Operating				Altice Financing SA:
Partnership LP/MGP Finance Co. -Issuer,				6.625% Sr. Sec. Nts. , 2/15/23[1]	$205,000 $	210,125
Inc. , 5.625% Sr. Unsec. Nts. , 5/1/24		$925,000	$970,094	7.50% Sr. Sec. Nts. , 5/15/26[1]	770,000	764,225
MGM Resorts International:				Altice Finco SA, 8.125% Sec. Nts. ,
5.75% Sr. Unsec. Nts. , 6/15/25		510,000	531,038	1/15/24[1]	695,000	707,162
6.00% Sr. Unsec. Nts. , 3/15/23		855,000	904,162	Altice France SA:
6.625% Sr. Unsec. Nts. , 12/15/21		405,000	433,856	7.375% Sr. Sec. Nts. , 5/1/26[1]	1,025,000	1,007,063
Mohegan Gaming & Entertainment,				8.125% Sr. Sec. Nts. , 2/1/27[1]	560,000	567,000
7.875% Sr. Unsec. Nts. , 10/15/24[1]		700,000	698,250	Altice Luxembourg SA:
Penn National Gaming, Inc. , 5.625% Sr.				7.625% Sr. Unsec. Nts. , 2/15/25[1]	285,000	250,800
Unsec. Nts. , 1/15/27[1]		725,000	706,875	7.75% Sr. Unsec. Nts. , 5/15/22[1]	205,000	205,512
Premier Cruises Ltd. , 11.00% Sr. Unsec.				AMC Networks, Inc.:
Nts. , 3/15/08[1,10,11]		250,000	—	4.75% Sr. Unsec. Nts. , 8/1/25	530,000	527,350
Scientific Games International, Inc.:				5.00% Sr. Unsec. Nts. , 4/1/24	275,000	277,035
8.25% Sr. Unsec. Nts. , 3/15/26[1]		570,000	582,825	Belo Corp. , 7.75% Sr. Unsec. Nts. ,
10.00% Sr. Unsec. Nts. , 12/1/22		1,712,000	1,808,300	6/1/27	1,362,000	1,494,795
Six Flags Entertainment Corp. , 4.875%				Block Communications, Inc. , 6.875% Sr.
Sr. Unsec. Nts. , 7/31/24[1]		500,000	493,438	Unsec. Nts. , 2/15/25[1]	460,000	478,975
Viking Cruises Ltd. , 5.875% Sr. Unsec.				CCO Holdings LLC/CCO Holdings Capital
Nts. , 9/15/27[1]		385,000	375,375	Corp.:
William Hill plc, 4.25% Sr. Unsec. Nts. ,				4.00% Sr. Unsec. Nts. , 3/1/23[1]	265,000	265,411
6/5/20[4]	GBP	295,000	392,148	5.00% Sr. Unsec. Nts. , 2/1/28[1]	840,000	832,650
Wynn Las Vegas LLC/Wynn Las Vegas				5.125% Sr. Unsec. Nts. , 5/1/27[1]	1,040,000	1,049,100
Capital Corp. :				5.375% Sr. Unsec. Nts. , 5/1/25[1]	205,000	212,175
5.25% Sr. Unsec. Nts. , 5/15/27[1]		390,000	369,525	5.75% Sr. Unsec. Nts. , 2/15/26[1]	1,315,000	1,380,750
5.50% Sr. Unsec. Nts. , 3/1/25[1]		275,000	272,250	5.875% Sr. Unsec. Nts. , 4/1/24[1]	325,000	340,473
Wynn Macau Ltd.:				5.875% Sr. Unsec. Nts. , 5/1/27[1]	205,000	213,262
4.875% Sr. Unsec. Nts. , 10/1/24[1]		135,000	132,042	Clear Channel International BV, 8.75%
5.50% Sr. Unsec. Nts. , 10/1/27[1]		135,000	129,600	Sr. Unsec. Nts. , 12/15/20[3]	265,000	273,281
			26,347,485	Clear Channel Worldwide Holdings,
Household Durables—0.9%				Inc. , Series B, 6.50% Sr. Unsec. Nts. ,
Arcelik AS, 5.00% Sr. Unsec. Nts. ,				11/15/22	1,465,000	1,503,456
4/3/23[1]		495,000	462,301	CSC Holdings LLC:
Beazer Homes USA, Inc.:				5.25% Sr. Unsec. Nts. , 6/1/24	715,000	727,512
5.875% Sr. Unsec. Nts. , 10/15/27		365,000	320,287	5.50% Sr. Sec. Nts. , 5/15/26[1]	205,000	211,211
6.75% Sr. Unsec. Nts. , 3/15/25		1,610,000	1,529,500	5.50% Sr. Unsec. Nts. , 4/15/27[1]	560,000	573,244
7.25% Sr. Unsec. Nts. , 2/1/23		43,000	41,495	6.50% Sr. Unsec. Nts. , 2/1/29[1]	285,000	303,881
Lennar Corp. :				10.875% Sr. Unsec. Nts. , 10/15/25[1]	722,000	835,354
4.50% Sr. Unsec. Nts. , 4/30/24		405,000	411,764	DISH DBS Corp. :
4.75% Sr. Unsec. Nts. , 4/1/21		2,925,000	2,987,156	5.875% Sr. Unsec. Nts. , 7/15/22	145,000	140,875
4.75% Sr. Unsec. Nts. , 5/30/25		840,000	862,050	5.875% Sr. Unsec. Nts. , 11/15/24	2,280,000	1,923,750
5.00% Sr. Unsec. Nts. , 6/15/27		430,000	432,688	7.75% Sr. Unsec. Nts. , 7/1/26	250,000	218,125
5.25% Sr. Unsec. Nts. , 6/1/26		295,000	304,588	Gray Television, Inc.:
LGI Homes, Inc. , 6.875% Sr. Unsec. Nts. ,				5.125% Sr. Unsec. Nts. , 10/15/24[1]	575,000	577,875
7/15/26[1]		285,000	285,712	5.875% Sr. Unsec. Nts. , 7/15/26[1]	1,150,000	1,173,230
M/I Homes, Inc. , 5.625% Sr. Unsec. Nts. ,				iHeartCommunications, Inc. , 9.00% Sr.
8/1/25		795,000	765,188	Sec. Nts. , 12/15/19	1,455,000	1,040,325
PulteGroup, Inc. , 5.50% Sr. Unsec. Nts. ,				Lamar Media Corp. , 5.75% Sr. Unsec.
3/1/26		740,000	766,825	Nts. , 2/1/26[1]	285,000	298,894
Resideo Funding, Inc. , 6.125% Sr. Unsec.				MDC Partners, Inc. , 6.50% Sr. Unsec.
Nts. , 11/1/26[1]		615,000	636,525	Nts. , 5/1/24[1]	255,000	212,288
Taylor Morrison Communities, Inc. ,				Meredith Corp. , 6.875% Sr. Unsec. Nts. ,
6.625% Sr. Unsec. Nts. , 5/15/22		1,240,000	1,286,500	2/1/26	250,000	264,375
Taylor Morrison Communities, Inc. /Taylor				Nexstar Broadcasting, Inc. , 5.625% Sr.
Morrison Holdings II, Inc. , 5.875% Sr.				Unsec. Nts. , 8/1/24[1]	990,000	1,007,325
Unsec. Nts. , 4/15/23[1]		560,000	574,000	Salem Media Group, Inc. , 6.75% Sr. Sec.
William Lyon Homes, Inc.:				Nts. , 6/1/24[1]	575,000	523,250
5.875% Sr. Unsec. Nts. , 1/31/25		775,000	732,375	Sinclair Television Group, Inc. , 5.625%
6.00% Sr. Unsec. Nts. , 9/1/23		550,000	534,875	Sr. Unsec. Nts. , 8/1/24[1]	715,000	723,044
			12,933,829	TEGNA, Inc. , 5.50% Sr. Unsec. Nts. ,
				9/15/24[1]	650,000	658,938
Internet & Catalog Retail—0.0%				Townsquare Media, Inc. , 6.50% Sr.
Getty Images, Inc. , 9.75% Sr. Unsec.				Unsec. Nts. , 4/1/23[1]	265,000	254,731
Nts. , 3/1/27[1]		70,000	70,612	Tribune Media Co. , 5.875% Sr. Unsec.
Leisure Equipment & Products—0.1%				Nts. , 7/15/22	725,000	743,578
Mattel, Inc. , 6.75% Sr. Unsec. Nts. ,				Univision Communications, Inc. :
12/31/25[1]		715,000	705,169	5.125% Sr. Sec. Nts. , 5/15/23[1]	245,000	233,975
				5.125% Sr. Sec. Nts. , 2/15/25[1]	1,435,000	1,343,519

		8	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value		Principal Amount	Value
Media (Continued)			Food Products—0.3%
UPCB Finance IV Ltd. , 5.375% Sr. Sec.			Darling Ingredients, Inc. , 5.25% Sr.
Nts. , 1/15/25[1]	$135,000	$137,363	Unsec. Nts. , 4/15/27[1,7]	$285,000	$289,507
Virgin Media Secured Finance plc,			JBS USA LUX SA/JBS USA Finance, Inc.:
5.50% Sr. Sec. Nts. , 8/15/26[1]	705,000	719,100	5.75% Sr. Unsec. Nts. , 6/15/25[1]	910,000	936,163
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[1]	1,190,000	1,181,075	6.75% Sr. Unsec. Nts. , 2/15/28[1]	845,000	877,744
		28,587,437	Minerva Luxembourg SA, 6.50% Sr.
Multiline Retail—0.1%			Unsec. Nts. , 9/20/26[1]	510,000	508,037
JC Penney Corp. , Inc.:			Pilgrim's Pride Corp.:
5.875% Sr. Sec. Nts. , 7/1/23[1]	525,000	444,937	5.75% Sr. Unsec. Nts. , 3/15/25[1]	860,000	872,900
8.625% Sec. Nts. , 3/15/25[1]	585,000	345,150	5.875% Sr. Unsec. Nts. , 9/30/27[1]	265,000	267,650
		790,087	Post Holdings, Inc.:
			5.00% Sr. Unsec. Nts. , 8/15/26[1]	325,000	317,281
Specialty Retail—0.6%			5.75% Sr. Unsec. Nts. , 3/1/27[1]	795,000	801,956
Freedom Mortgage Corp.:					4,871,238
8.125% Sr. Unsec. Nts. , 11/15/24[1]	400,000	357,000
8.25% Sr. Unsec. Nts. , 4/15/25[1]	825,000	736,312	Household Products—0.1%
GameStop Corp.:			Kronos Acquisition Holdings, Inc. , 9.00%
5.50% Sr. Unsec. Nts. , 10/1/19[1]	685,000	687,569	Sr. Unsec. Nts. , 8/15/23[1]	645,000	556,313
6.75% Sr. Unsec. Nts. , 3/15/21[1]	1,180,000	1,191,800	Spectrum Brands, Inc. , 6.125% Sr.
L Brands, Inc.:			Unsec. Nts. , 12/15/24	280,000	284,200
5.25% Sr. Unsec. Nts. , 2/1/28	270,000	240,975			840,513
6.875% Sr. Unsec. Nts. , 11/1/35	1,775,000	1,542,031	Personal Products—0.1%
Lithia Motors, Inc. , 5.25% Sr. Unsec.			Avon International Operations, Inc. ,
Nts. , 8/1/25[1]	530,000	534,638	7.875% Sr. Sec. Nts. , 8/15/22[1]	910,000	947,538
Party City Holdings, Inc. , 6.625% Sr.			Energy—6.4%
Unsec. Nts. , 8/1/26[1]	560,000	558,600	Energy Equipment & Services—1.3%
PetSmart, Inc.:			Basic Energy Services, Inc. , 10.75% Sr.
5.875% Sr. Sec. Nts. , 6/1/25[1]	700,000	589,750	Sec. Nts. , 10/15/23[1]	285,000	229,425
7.125% Sr. Unsec. Nts. , 3/15/23[1]	285,000	213,750	Bristow Group, Inc. , 8.75% Sr. Sec. Nts. ,
Sonic Automotive, Inc. , 6.125% Sr. Sub.			3/1/23[1]	215,000	155,875
Nts. , 3/15/27	650,000	593,125	Calfrac Holdings LP, 8.50% Sr. Unsec.
Staples, Inc. , 8.50% Sr. Unsec. Nts. ,			Nts. , 6/15/26[1]	715,000	557,700
9/15/25[1]	1,665,000	1,823,175	CGG Holding US, Inc. , 9.00% Sr. Sec.
		9,068,725	Nts. , 5/1/23[1]	140,000	148,750
Textiles, Apparel & Luxury Goods—0.1%			CSI Compressco LP/CSI Compressco
Hanesbrands, Inc.:			Finance, Inc. , 7.50% Sr. Sec. Nts. ,
4.625% Sr. Unsec. Nts. , 5/15/24[1]	380,000	382,926	4/1/25[1]	285,000	273,600
4.875% Sr. Unsec. Nts. , 5/15/26[1]	405,000	401,598	Ensco plc:
William Carter Co. (The), 5.625% Sr.			5.20% Sr. Unsec. Nts. , 3/15/25	685,000	534,505
Unsec. Nts. , 3/15/27[1]	285,000	295,687	7.75% Sr. Unsec. Nts. , 2/1/26	135,000	114,581
		1,080,211	Eterna Capital Pte Ltd.:
			7.50% Sr. Sec. Nts. , 12/11/22[4,12]	726,204	712,746
Consumer Staples—1.0%			8.00% Sr. Sec. Nts. , 12/11/22[12]	2,966,596	2,694,915
Beverages—0.0%			Exterran Energy Solutions LP/EES
Coca-Cola Icecek AS, 4.215% Sr. Unsec.			Finance Corp. , 8.125% Sr. Unsec. Nts. ,
Nts. , 9/19/24[1]	445,000	416,556	5/1/25	260,000	266,500
Food & Staples Retailing—0.5%			KCA Deutag UK Finance plc, 7.25% Sr.
Albertsons Cos. LLC/Safeway, Inc. /New			Sec. Nts. , 5/15/21[1]	100,000	86,500
Albertsons LP/Albertson's LLC:			McDermott Technology Americas,
5.75% Sr. Unsec. Nts. , 3/15/25	315,000	300,431	Inc. /McDermott Technology US, Inc. ,
6.625% Sr. Unsec. Nts. , 6/15/24	1,035,000	1,050,525	10.625% Sr. Unsec. Nts. , 5/1/24[1]	2,935,000	2,450,725
7.50% Sr. Unsec. Nts. , 3/15/26[1]	285,000	294,619	Nabors Industries, Inc. , 5.75% Sr. Unsec.
Fresh Market, Inc. (The), 9.75% Sr. Sec.			Nts. , 2/1/25	655,000	590,306
Nts. , 5/1/23[1]	820,000	619,100	Pertamina Persero PT, 5.625% Sr. Unsec.
Ingles Markets, Inc. , 5.75% Sr. Unsec.			Nts. , 5/20/43[1]	3,840,000	3,999,291
Nts. , 6/15/23	688,000	704,340	Pioneer Energy Services Corp. , 6.125%
New Albertsons LP, 7.45% Sr. Unsec.			Sr. Unsec. Nts. , 3/15/22	1,095,000	689,850
Nts. , 8/1/29	740,000	658,600	Precision Drilling Corp. , 7.125% Sr.
Par Pharmaceutical, Inc. , 7.50% Sr. Sec.			Unsec. Nts. , 1/15/26[1]	480,000	478,350
Nts. , 4/1/27[1]	1,430,000	1,453,237	Rowan Cos. , Inc. , 7.375% Sr. Unsec.
Rite Aid Corp. , 6.125% Sr. Unsec. Nts. ,			Nts. , 6/15/25	610,000	536,800
4/1/23[1]	1,345,000	1,119,712	SESI LLC, 7.75% Sr. Unsec. Nts. , 9/15/24	435,000	362,137
Simmons Foods, Inc.:			Tervita Escrow Corp. , 7.625% Sec. Nts. ,
5.75% Sec. Nts. , 11/1/24[1]	1,145,000	1,010,463	12/1/21[1]	275,000	274,312
7.75% Sr. Sec. Nts. , 1/15/24[1]	275,000	294,250	Transocean Pontus Ltd. , 6.125% Sr. Sec.
		7,505,277	Nts. , 8/1/25[1]	259,875	264,423
			Transocean Poseidon Ltd. , 6.875% Sr.
			Sec. Nts. , 2/1/27[1]	145,000	151,163

	9	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value		Principal Amount	Value
Energy Equipment & Services (Continued)			Oil, Gas & Consumable Fuels (Continued)
Transocean, Inc.:			Ecopetrol SA, 5.375% Sr. Unsec. Nts. ,
7.50% Sr. Unsec. Nts. , 1/15/26[1]	$265,000	$263,013	6/26/26	$735,000 $	793,800
9.00% Sr. Unsec. Nts. , 7/15/23[1]	845,000	904,150	Energy Transfer Operating LP:
Unit Corp. , 6.625% Sr. Sub. Nts. ,			5.875% Sr. Unsec. Nts. , 1/15/24	565,000	618,939
5/15/21	285,000	275,025	6.625% [US0003M+415.5] Jr. Sub.
USA Compression Partners LP/USA			Perpetual Bonds[2,13]	684,000	651,253
Compression Finance Corp. , 6.875% Sr.			7.50% Sr. Unsec. Nts. , 10/15/20	290,000	308,869
Unsec. Nts. , 9/1/27[1]	430,000	439,138	Enviva Partners LP/Enviva Partners
Weatherford International Ltd. , 9.875%			Finance Corp. , 8.50% Sr. Unsec. Nts. ,
Sr. Unsec. Nts. , 2/15/24	862,000	624,950	11/1/21	815,000	852,694
		18,078,730	EP Energy LLC/Everest Acquisition
Oil, Gas & Consumable Fuels—5.1%			Finance, Inc.:
Alta Mesa Holdings LP/Alta Mesa			7.75% Sr. Sec. Nts. , 5/15/26[1]	415,000	340,300
Finance Services Corp. , 7.875% Sr.			8.00% Sr. Sec. Nts. , 11/29/24[1]	1,440,000	802,800
Unsec. Nts. , 12/15/24	265,000	100,700	8.00% Sec. Nts. , 2/15/25[1]	262,000	91,700
Ardagh Packaging Finance plc/Ardagh			9.375% Sec. Nts. , 5/1/24[3]	2,852,000	1,040,980
Holdings USA, Inc. , 6.00% Sr. Unsec.			Extraction Oil & Gas, Inc.:
Nts. , 2/15/25[1]	955,000	957,387	5.625% Sr. Unsec. Nts. , 2/1/26[1]	430,000	332,175
Ascent Resources Utica Holdings LLC/			7.375% Sr. Unsec. Nts. , 5/15/24[1]	265,000	222,600
ARU Finance Corp. , 10.00% Sr. Unsec.			Foresight Energy LLC/Foresight Energy
Nts. , 4/1/22[1]	705,000	775,711	Finance Corp. , 11.50% Sec. Nts. , 4/1/23[1]	210,000	171,150
Baytex Energy Corp. , 5.625% Sr. Unsec.			Fortress Transportation & Infrastructure
Nts. , 6/1/24[1]	505,000	471,544	Investors LLC, 6.75% Sr. Unsec. Nts. ,
Berry Petroleum Co. LLC, 7.00% Sr.			3/15/22[1]	285,000	290,700
Unsec. Nts. , 2/15/26[1]	135,000	134,325	Genesis Energy LP/Genesis Energy
Blue Racer Midstream LLC/Blue Racer			Finance Corp. :
Finance Corp. , 6.625% Sr. Unsec. Nts. ,			6.00% Sr. Unsec. Nts. , 5/15/23	380,000	383,800
7/15/26[1]	550,000	563,750	6.25% Sr. Unsec. Nts. , 5/15/26	1,005,000	954,750
Brazos Valley Longhorn LLC/Brazos			6.50% Sr. Unsec. Nts. , 10/1/25	715,000	698,913
Valley Longhorn Finance Corp. , 6.875%			6.75% Sr. Unsec. Nts. , 8/1/22	115,000	118,162
Sr. Unsec. Nts. , 2/1/25	275,000	278,781	Gulfport Energy Corp.:
California Resources Corp. :			6.00% Sr. Unsec. Nts. , 10/15/24	420,000	383,309
5.00% Sr. Unsec. Nts. , 1/15/20	285,000	269,325	6.375% Sr. Unsec. Nts. , 5/15/25	275,000	249,906
8.00% Sec. Nts. , 12/15/22[1]	1,003,000	790,163	Halcon Resources Corp. , 6.75% Sr.
Calumet Specialty Products Partners LP/			Unsec. Nts. , 2/15/25	245,000	148,225
Calumet Finance Corp.:			Hess Infrastructure Partners LP/Hess
6.50% Sr. Unsec. Nts. , 4/15/21	415,000	407,737	Infrastructure Partners Finance Corp. ,
7.625% Sr. Unsec. Nts. , 1/15/22	480,000	445,200	5.625% Sr. Unsec. Nts. , 2/15/26[1]	275,000	281,188
Carrizo Oil & Gas, Inc.:			HighPoint Operating Corp. , 8.75% Sr.
6.25% Sr. Unsec. Nts. , 4/15/23	145,000	143,190	Unsec. Nts. , 6/15/25	188,000	181,420
8.25% Sr. Unsec. Nts. , 7/15/25	290,000	301,600	Hilcorp Energy I LP/Hilcorp Finance Co. ,
Centennial Resource Production LLC:			5.75% Sr. Unsec. Nts. , 10/1/25[1]	165,000	162,938
5.375% Sr. Unsec. Nts. , 1/15/26[1]	145,000	139,744	Holly Energy Partners LP/Holly Energy
6.875% Sr. Unsec. Nts. , 4/1/27[1]	285,000	288,505	Finance Corp. , 6.00% Sr. Unsec. Nts. ,
Cheniere Corpus Christi Holdings LLC:			8/1/24[1]	265,000	274,805
5.125% Sr. Sec. Nts. , 6/30/27	525,000	551,906	Indigo Natural Resources LLC, 6.875%
7.00% Sr. Sec. Nts. , 6/30/24	865,000	978,574	Sr. Unsec. Nts. , 2/15/26[1]	455,000	404,950
Chesapeake Energy Corp.:			Jones Energy Holdings LLC/Jones Energy
6.125% Sr. Unsec. Nts. , 2/15/21	493,000	510,255	Finance Corp. , 6.75% Sr. Unsec. Nts. ,
7.00% Sr. Unsec. Nts. , 10/1/24	645,000	645,806	4/1/22	818,000	28,630
			KazMunayGas National Co. JSC, 6.375%
7.50% Sr. Unsec. Nts. , 10/1/26	570,000	562,761	Sr. Unsec. Nts. , 10/24/48[1]	1,985,000	2,175,715
8.00% Sr. Unsec. Nts. , 6/15/27	425,000	420,750	KazTransGas JSC, 4.375% Sr. Unsec.
CITGO Petroleum Corp. , 6.25% Sr. Sec.			Nts. , 9/26/27[1]	1,890,000	1,837,346
Nts. , 8/15/22[1]	70,000	69,825	Kinder Morgan Energy Partners LP,
CNX Resources Corp. , 5.875% Sr. Unsec.			3.45% Sr. Unsec. Nts. , 2/15/23	1,455,000	1,473,033
Nts. , 4/15/22	128,000	128,320	Laredo Petroleum, Inc.:
Crestwood Midstream Partners LP/			5.625% Sr. Unsec. Nts. , 1/15/22	285,000	261,844
Crestwood Midstream Finance Corp. ,
5.75% Sr. Unsec. Nts. , 4/1/25	100,000	103,000	6.25% Sr. Unsec. Nts. , 3/15/23	115,000	103,213
CrownRock LP/CrownRock Finance, Inc. ,			LBC Tank Terminals Holding Netherlands
5.625% Sr. Unsec. Nts. , 10/15/25[1]	720,000	693,900	BV, 6.875% Sr. Unsec. Nts. , 5/15/23[1]	235,000	223,838
CVR Refining LLC/Coffeyville Finance,			MEG Energy Corp. :
Inc. , 6.50% Sr. Unsec. Nts. , 11/1/22	1,155,000	1,172,325	6.50% Sec. Nts. , 1/15/25[1]	715,000	706,956
DCP Midstream Operating LP, 2.70% Sr.			7.00% Sr. Unsec. Nts. , 3/31/24[1]	760,000	712,500
Unsec. Nts. , 4/1/19	345,000	345,000	Moss Creek Resources Holdings, Inc. ,
Denbury Resources, Inc.:			7.50% Sr. Unsec. Nts. , 1/15/26[1]	525,000	486,938
9.00% Sec. Nts. , 5/15/21[1]	555,000	542,512	Murphy Oil Corp. , 6.875% Sr. Unsec.
9.25% Sec. Nts. , 3/31/22[1]	611,000	592,670	Nts. , 8/15/24	110,000	116,529

	10	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount		Value		Principal Amount		Value
Oil, Gas & Consumable Fuels (Continued)				Oil, Gas & Consumable Fuels (Continued)
Murray Energy Corp. , 12.00% Sec. Nts. ,				Summit Midstream Holdings LLC/Summit
4/15/24[1,12]		$2,318,173	$985,224	Midstream Finance Corp. , 5.75% Sr.
Newfield Exploration Co. , 5.625% Sr.				Unsec. Nts. , 4/15/25		$995,000	$944,006
Unsec. Nts. , 7/1/24		290,000	317,201	Sunoco LP/Sunoco Finance Corp. :
NGL Energy Partners LP/NGL Energy				4.875% Sr. Unsec. Nts. , 1/15/23		335,000	341,164
Finance Corp. :				5.50% Sr. Unsec. Nts. , 2/15/26		180,000	178,650
6.125% Sr. Unsec. Nts. , 3/1/25		1,295,000	1,256,150	5.875% Sr. Unsec. Nts. , 3/15/28		404,000	401,980
7.50% Sr. Unsec. Nts. , 11/1/23		705,000	732,918	6.00% Sr. Unsec. Nts. , 4/15/27[1]		285,000	286,425
Northern Oil & Gas, Inc. , 9.50% Sec.				Tallgrass Energy Partners LP/Tallgrass
Nts. , 5/15/23[12]		145,362	151,176	Energy Finance Corp.:
Oasis Petroleum, Inc.:				5.50% Sr. Unsec. Nts. , 9/15/24[1]		555,000	571,650
6.25% Sr. Unsec. Nts. , 5/1/26[1]		275,000	262,625	5.50% Sr. Unsec. Nts. , 1/15/28[1]		335,000	337,094
6.875% Sr. Unsec. Nts. , 1/15/23		610,000	611,525	Targa Resources Partners LP/Targa
Parkland Fuel Corp. , 6.00% Sr. Unsec.				Resources Partners Finance Corp.:
Nts. , 4/1/26[1]		275,000	278,864	5.00% Sr. Unsec. Nts. , 1/15/28		610,000	601,613
Parsley Energy LLC/Parsley Finance				5.875% Sr. Unsec. Nts. , 4/15/26[1]		550,000	584,100
Corp. , 5.625% Sr. Unsec. Nts. , 10/15/27[1]		400,000	401,000	6.50% Sr. Unsec. Nts. , 7/15/27[1]		285,000	308,156
PBF Holding Co. LLC/PBF Finance Corp.:				Topaz Marine SA, 9.125% Sr. Unsec.
7.00% Sr. Sec. Nts. , 11/15/23		375,000	387,563	Nts. , 7/26/22[1]		480,000	488,158
7.25% Sr. Unsec. Nts. , 6/15/25		420,000	433,230	Transcanada Trust, 5.875%
PBF Logistics LP/PBF Logistics Finance				[US0003M+464] Jr. Sub. Nts. , 8/15/76[2]		1,455,000	1,478,316
Corp. , 6.875% Sr. Unsec. Nts. , 5/15/23		430,000	439,675	TransMontaigne Partners LP/TLP Finance
PDC Energy, Inc. , 5.75% Sr. Unsec. Nts. ,				Corp. , 6.125% Sr. Unsec. Nts. , 2/15/26		135,000	127,575
5/15/26		535,000	524,300	USA Compression Partners LP/USA
Peabody Energy Corp. , 6.375% Sr. Sec.				Compression Finance Corp. , 6.875% Sr.
Nts. , 3/31/25[1]		275,000	268,538	Unsec. Nts. , 4/1/26		415,000	426,413
Petrobras Global Finance BV:				W&T Offshore, Inc. , 9.75% Sec. Nts. ,
5.75% Sr. Unsec. Nts. , 2/1/29		845,000	839,085	11/1/23[1]		70,000	70,088
5.999% Sr. Unsec. Nts. , 1/27/28		1,595,000	1,618,128	Whiting Petroleum Corp. , 6.625% Sr.
6.90% Sr. Unsec. Nts. , 3/19/49		3,155,000	3,127,867	Unsec. Nts. , 1/15/26		550,000	541,750
Petroleos Mexicanos:				WPX Energy, Inc. , 8.25% Sr. Unsec. Nts. ,
3.75% Sr. Unsec. Nts. , 4/16/26[4]	EUR	1,400,000	1,535,217	8/1/23		285,000	322,050
6.375% Sr. Unsec. Nts. , 2/4/21		2,915,000	3,030,143				74,048,059
6.375% Sr. Unsec. Nts. , 1/23/45		1,165,000	1,033,413	Financials—13.7%
6.50% Sr. Unsec. Nts. , 1/23/29		1,055,000	1,047,351	Capital Markets—1.6%
Puma International Financing SA, 5.00%				Charles Schwab Corp. (The), 5.00%
Sr. Unsec. Nts. , 1/24/26[1]		1,045,000	909,682	[US0003M+257.5] Jr. Sub. Perpetual
QEP Resources, Inc. , 5.625% Sr. Unsec.				Bonds[2,13]		1,343,000	1,264,401
Nts. , 3/1/26		665,000	605,150	Credit Suisse Group AG:
Range Resources Corp. , 5.00% Sr.				7.125% [USSW5+510.8] Jr. Sub.
Unsec. Nts. , 3/15/23		285,000	280,369	Perpetual Bonds[2,4,13]		1,260,000	1,293,661
Reliance Industries Ltd.:				7.50% [USSW5+459.8] Jr. Sub.
6.78% Unsec. Nts. , 9/16/20	INR	70,000,000	1,010,433	Perpetual Bonds[2,4,13]		3,410,000	3,614,395
7.00% Unsec. Nts. , 8/31/22	INR	210,000,000	3,022,063	Diamond Resorts International, Inc.:
Repsol International Finance BV, 4.50%				7.75% Sr. Sec. Nts. , 9/1/23[1]		265,000	265,994
[EUSA10+420] Jr. Sub. Nts. , 3/25/75[2,4]	EUR	1,410,000	1,734,132	10.75% Sr. Unsec. Nts. , 9/1/24[1]		255,000	241,294
Resolute Energy Corp. , 8.50% Sr. Unsec.				E*TRADE Financial Corp. , 5.875%
Nts. , 5/1/20		1,520,000	1,520,000	[US0003M+443.5] Jr. Sub. Perpetual
Saka Energi Indonesia PT, 4.45% Sr.				Bonds[2,13]		1,258,000	1,275,298
Unsec. Nts. , 5/5/24[1]		600,000	593,172	Eagle Intermediate Global Holding BV/
Sanchez Energy Corp.:				Ruyi US Finance LLC, 7.50% Sr. Sec. Nts. ,
6.125% Sr. Unsec. Nts. , 1/15/23		1,600,000	224,000	5/1/25[3]		285,000	282,150
7.25% Sr. Sec. Nts. , 2/15/23[1]		285,000	230,850	European Bank for Reconstruction &
7.75% Sr. Unsec. Nts. , 6/15/21		755,000	108,531	Development, 28.50%, 7/10/19	TRY	10,100,000	1,785,103
SemGroup Corp. /Rose Rock Finance				Flex Acquisition Co. , Inc. , 6.875% Sr.
Corp.:				Unsec. Nts. , 1/15/25[1]		1,435,000	1,377,600
5.625% Sr. Unsec. Nts. , 7/15/22		315,000	313,031	Goldman Sachs Group, Inc. (The), 5.00%
5.625% Sr. Unsec. Nts. , 11/15/23		545,000	514,535	[US0003M+287.4] Jr. Sub. Perpetual
SM Energy Co. :				Bonds[2,13]		681,000	630,078
6.625% Sr. Unsec. Nts. , 1/15/27		280,000	267,400	Icahn Enterprises LP/Icahn Enterprises
6.75% Sr. Unsec. Nts. , 9/15/26		455,000	438,506	Finance Corp. , 6.375% Sr. Unsec. Nts. ,
Southern Gas Corridor CJSC, 6.875% Sr.				12/15/25		545,000	559,306
Unsec. Nts. , 3/24/26[1]		1,540,000	1,730,573	Macquarie Bank Ltd. (London), 6.125%
Southwestern Energy Co.:				[USSW5+370.3] Jr. Sub. Perpetual
6.20% Sr. Unsec. Nts. , 1/23/25		137,000	135,288	Bonds[1,2,13]		1,268,000	1,171,930
7.50% Sr. Unsec. Nts. , 4/1/26		560,000	574,000	Martin Midstream Partners LP/Martin
SRC Energy, Inc. , 6.25% Sr. Unsec. Nts. ,				Midstream Finance Corp. , 7.25% Sr.
12/1/25		305,000	273,829	Unsec. Nts. , 2/15/21		290,000	282,750

		11	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value		Principal Amount		Value
Capital Markets (Continued)				Commercial Banks (Continued)
MSCI, Inc. , 5.375% Sr. Unsec. Nts. ,				Bank of America Corp. , 6.30%
5/15/27[1]		$275,000	$291,500	[US0003M+455.3] Jr. Sub. Perpetual
NCI Building Systems, Inc. , 8.00% Sec.				Bonds[2,13]		$1,478,000	$1,606,874
Nts. , 4/15/26[1]		425,000	383,252	Bank of China Ltd. , 5.00% Sub. Nts. ,
Prime Security Services Borrower LLC/				11/13/24[1]		1,050,000	1,110,430
Prime Finance, Inc. , 9.25% Sec. Nts. ,				Bankinter SA, 8.625% [EUSA5+886.7]
5/15/23[1]		764,000	804,110	Jr. Sub. Perpetual Bonds[2,4,13]	EUR	1,345,000	1,683,330
Refinitiv US Holdings, Inc.:				Barclays plc:
6.25% Sr. Sec. Nts. , 5/15/26[1]		285,000	289,631	7.75% [USSW5+484.2] Jr. Sub.
8.25% Sr. Unsec. Nts. , 11/15/26[1]		285,000	280,369	Perpetual Bonds[2,13]		580,000	581,325
Rivers Pittsburgh Borrower LP/Rivers				7.875% [USSW5+677.2] Jr. Sub.
Pittsburgh Finance Corp. , 6.125% Sr.				Perpetual Bonds[2,4,13]		1,225,000	1,269,577
Sec. Nts. , 8/15/21[1]		375,000	376,875	8.00% [H15T5Y+567.2] Jr. Sub.
State Street Corp. , 5.625%				Perpetual Bonds[2,13]		1,432,000	1,467,516
[US0003M+253.9] Jr. Sub. Perpetual				BBVA Bancomer SA, 5.35%
Bonds[2,13]		609,000	613,924	[H15T5Y+300] Sub. Nts. , 11/12/29[1,2]		865,000	833,946
Tempo Acquisition LLC/Tempo				BNP Paribas SA:
Acquisition Finance Corp. , 6.75% Sr.				6.625% [USSW5+414.9] Jr. Sub.
Unsec. Nts. , 6/1/25[1]		545,000	551,813	Perpetual Bonds[1,2,13]		1,165,000	1,168,630
TerraForm Power Operating LLC:				7.625% [USSW5+631.4] Jr. Sub.
4.25% Sr. Unsec. Nts. , 1/31/23[1]		510,000	506,425	Perpetual Bonds[1,2,13]		1,630,000	1,710,098
5.00% Sr. Unsec. Nts. , 1/31/28[1]		195,000	188,906	7.625% [USSW5+631.4] Jr. Sub.
Trident Merger Sub, Inc. , 6.625% Sr.				Perpetual Bonds[2,4,13]		3,665,000	3,845,098
Unsec. Nts. , 11/1/25[1]		580,000	545,200	CaixaBank SA, 6.75% [EUSA5+649.8]
UBS Group Funding Switzerland AG:				Jr. Sub. Perpetual Bonds[2,4,13]	EUR	4,370,000	5,103,821
6.875% [USISDA05+549.65] Jr. Sub.				CIT Group, Inc.:
Perpetual Bonds[2,4,13]		3,175,000	3,259,439	4.125% Sr. Unsec. Nts. , 3/9/21		460,000	466,900
7.00% [USSW5+434.4] Jr. Sub.				5.00% Sr. Unsec. Nts. , 8/15/22		140,000	146,125
Perpetual Bonds[1,2,13]		468,000	475,308	5.25% Sr. Unsec. Nts. , 3/7/25		285,000	303,967
7.125% [USSW5+588.3] Jr. Sub.				5.80% [US0003M+397.2] Jr. Sub.
Perpetual Bonds[2,4,13]		799,000	831,571	Perpetual Bonds[2,13]		1,308,000	1,296,849
			23,442,283	Citigroup, Inc. , 6.125%
Commercial Banks—7.1%				[US0003M+447.8] Jr. Sub. Perpetual
Abanca Corp. Bancaria SA, 6.125%				Bonds[2,13]		947,000	966,309
[EUSA5+592.7] Sub. Nts. , 1/18/29[2,4]	EUR	1,500,000	1,695,505	Citizens Financial Group, Inc. , 6.00%
ABN AMRO Bank NV, 5.75%				[US0003M+300.3] Jr. Sub. Perpetual
[EUSA5+545.2] Jr. Sub. Perpetual				Bonds[2,13]		635,000	631,682
Bonds[2,4,13]	EUR	2,050,000	2,385,859	Clear Channel Worldwide Holdings, Inc. ,
Astana Finance JSC, 9.16% Sr. Unsec.				9.25% Sr. Sub. Nts. , 2/15/24[1]		570,000	605,625
Nts. , 12/22/24[10,11]		315,159	—	Cooperatieve Rabobank UA, 6.625%
Australia & New Zealand Banking				[EUSA5+669.7] Jr. Sub. Perpetual
Group Ltd. (United Kingdom), 6.75%				Bonds[2,4,13]	EUR	2,915,000	3,570,078
[USISDA05+516.8] Jr. Sub. Perpetual				Credit Agricole SA:
Bonds[1,2,13]		105,000	111,268	7.875% [USSW5+489.8] Jr. Sub.
Banca Monte dei Paschi di Siena SpA,				Perpetual Bonds[2,4,13]		290,000	312,095
5.375% [EUSA5+500.5] Sub. Nts. ,				8.125% [USSW5+618.5] Jr. Sub.
1/18/28[2,4]	EUR	3,939,000	2,605,067	Perpetual Bonds[1,2,13]		1,010,000	1,137,210
Banco Bilbao Vizcaya Argentaria SA:				Credit Suisse AG, 6.50% Sub. Nts. ,
5.875% [EUSA5+566] Jr. Sub. Perpetual				8/8/23[4]		2,920,000	3,135,645
Bonds[2,4,13]	EUR	2,190,000	2,392,008	Fifth Third Bancorp, 5.10%
6.75% [EUSA5+660.4] Jr. Sub. Perpetual				[US0003M+303.33] Jr. Sub. Perpetual
Bonds[2,4,13]	EUR	4,580,000	5,276,217	Bonds[2,13]		335,000	321,257
8.875% [EUSA5+917.7] Jr. Sub.				HSBC Holdings plc:
Perpetual Bonds[2,4,13]	EUR	1,695,000	2,095,914	5.25% [EUSA5+438.3] Jr. Sub. Perpetual
Banco Comercial Portugues SA, 4.50%				Bonds[2,4,13]	EUR	5,215,000	6,194,633
[EUSA5+426.7] Sub. Nts. , 12/7/27[2,4]	EUR	730,000	789,865	6.00% [EUSA5+533.8] Jr. Sub. Perpetual
Banco do Brasil SA (Cayman):				Bonds[2,4,13]	EUR	1,745,000	2,185,354
3.875% Sr. Unsec. Nts. , 10/10/22		1,370,000	1,358,012	Huntington Bancshares, Inc. , 5.70%
4.75% Sr. Unsec. Nts. , 3/20/24[1]		1,053,000	1,057,212	[US0003M+288] Jr. Sub. Perpetual
Banco Mercantil del Norte SA (Grand				Bonds[2,13]		674,000	657,544
Cayman), 7.625% [H15T10Y+535.3] Jr.				IDBI Bank Ltd. (GIFT-IFC), 5.00% Sr.
Sub. Perpetual Bonds[1,2,13]		395,000	396,975	Unsec. Nts. , 9/25/19[4]		430,000	431,157
Banco Santander SA:				ING Groep NV, 6.875% [USSW5+512.4]
5.25% [EUSA5+499.9] Jr. Sub. Perpetual				Jr. Sub. Perpetual Bonds[2,4,13]		1,685,000	1,741,581
Bonds[2,4,13]	EUR	1,455,000	1,558,047	Intesa Sanpaolo SpA, 7.70%
				[USSW5+546.15] Jr. Sub. Perpetual
6.75% [EUSA5+680.3] Jr. Sub. Perpetual				Bonds[1,2,13]		4,336,000	4,101,618
Bonds[2,4,13]	EUR	2,780,000	3,314,772

		12	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount		Value		Principal Amount		Value
Commercial Banks (Continued)				Consumer Finance (Continued)
JPMorgan Chase & Co. , 6.125%				Dresdner Funding Trust I, 8.151% Jr.
[US0003M+333] Jr. Sub. Perpetual				Sub. Nts. , 6/30/31[4]		$875,000 $	1,108,321
Bonds[2,13]		$1,231,000	$1,291,793	Enova International, Inc. , 8.50% Sr.
Kenan Advantage Group, Inc. (The),				Unsec. Nts. , 9/15/25[1]		495,000	464,681
7.875% Sr. Unsec. Nts. , 7/31/23[1]		965,000	938,462	Lions Gate Capital Holdings LLC,
Lloyds Bank plc, 7.50% Sr. Unsec. Nts. ,				6.375% Sr. Unsec. Nts. , 2/1/24[1]		285,000	299,250
4/2/32[4,8]		2,825,000	2,192,954	MGM Growth Properties Operating
Lloyds Banking Group plc, 7.50%				Partnership LP/MGP Finance Co. -Issuer,
[USSW5+449.6] Jr. Sub. Perpetual				Inc. , 5.75% Sr. Unsec. Nts. , 2/1/27[1]		285,000	295,331
Bonds[2,13]		1,239,000	1,258,384	Minejesa Capital BV, 4.625% Sr. Sec.
NatWest Markets plc, 3.625% Sr. Unsec.				Nts. , 8/10/30[3]		1,170,000	1,138,238
Nts. , 9/29/22[1]		2,915,000	2,918,947	Navient Corp. :
Nordea Bank Abp, 6.625%				5.875% Sr. Unsec. Nts. , 10/25/24		790,000	768,275
[H15T5Y+411] Jr. Sub. Perpetual				6.50% Sr. Unsec. Nts. , 6/15/22		535,000	558,908
Bonds[1,2,13]		874,000	873,060	6.625% Sr. Unsec. Nts. , 7/26/21		505,000	528,987
Novo Banco SA, 8.50% [EUSA5+823.3]				6.75% Sr. Unsec. Nts. , 6/25/25		685,000	680,924
Sub. Nts. , 7/6/28[2,4]	EUR	1,500,000	1,690,702	6.75% Sr. Unsec. Nts. , 6/15/26		415,000	398,400
Royal Bank of Scotland Group plc,				Springleaf Finance Corp. , 6.125% Sr.
7.50% [USSW5+580] Jr. Sub. Perpetual				Unsec. Nts. , 3/15/24		570,000	584,239
Bonds[2,13]		1,695,000	1,731,019	Termocandelaria Power Ltd. , 7.875% Sr.
Societe Generale SA:				Unsec. Nts. , 1/30/29[1]		530,000	561,143
7.375% [USSW5+623.8] Jr. Sub.				Terraform Global Operating LLC, 6.125%
Perpetual Bonds[1,2,13]		4,445,000	4,595,019	Sr. Unsec. Nts. , 3/1/26[1]		820,000	801,550
8.00% [USISDA05+587.3] Jr. Sub.				TMX Finance LLC/TitleMax Finance
Perpetual Bonds[1,2,13]		1,465,000	1,557,947	Corp. , 11.125% Sr. Sec. Nts. , 4/1/23[1]		270,000	254,812
SunTrust Banks, Inc. :				Vistra Operations Co. LLC, 5.625% Sr.
5.05% [US0003M+310.2] Jr. Sub.				Unsec. Nts. , 2/15/27[1]		575,000	599,438
Perpetual Bonds[2,13]		992,000	972,433				15,056,867
5.125% [US0003M+278.6] Jr. Sub.
Perpetual Bonds[2,13]		694,000	653,009	Diversified Financial Services—0.4%
Swiss Insured Brazil Power Finance Sarl,				Export-Import Bank of India, 7.35% Sr.
9.85% Sr. Sec. Nts. , 7/16/32	BRL	5,250,000	1,407,920	Unsec. Nts. , 5/18/22	INR	70,000,000	1,005,569
Turkiye Vakiflar Bankasi TAO, 8.125% Sr.				Fidelity & Guaranty Life Holdings, Inc. ,
Unsec. Nts. , 3/28/24[1]		1,050,000	992,208	5.50% Sr. Unsec. Nts. , 5/1/25[1]		385,000	388,369
UBS Group Funding Switzerland AG:				JP Morgan/Hipotecaria su Casita, 6.47%
5.00% [USSW5+243.2] Jr. Sub.				Sec. Nts. , 8/26/35[1,11]	MXN	5,808,600	28,429
Perpetual Bonds[2,4,13]		435,000	379,828	Park Aerospace Holdings Ltd.:
5.75% [EUSA5+528.7] Jr. Sub. Perpetual				5.25% Sr. Unsec. Nts. , 8/15/22[1]		135,000	138,699
Bonds[2,4,13]	EUR	2,200,000	2,697,187	5.50% Sr. Unsec. Nts. , 2/15/24[1]		570,000	592,800
UniCredit SpA:				Rural Electrification Corp. Ltd.:
6.625% [EUSA5+638.7] Jr. Sub.				7.24% Sr. Unsec. Nts. , 10/21/21	INR	140,000,000	2,007,082
Perpetual Bonds[2,4,13]	EUR	440,000	481,231	7.60% Sr. Unsec. Nts. , 4/17/21	INR	100,000,000	1,447,773
6.75% [EUSA5+610] Jr. Sub. Perpetual				Voya Financial, Inc. , 4.70%
Bonds[2,4,13]	EUR	440,000	486,712	[US0003M+208.4] Jr. Sub. Nts. ,
Wachovia Capital Trust III, 5.57%				1/23/48[2]		686,000	592,175
[US0003M+93] Jr. Sub. Perpetual							6,200,896
Bonds[2,13]		1,323,000	1,307,819	Insurance—0.9%
			102,049,629	AXA SA, 3.875% [EUSA11+325] Jr. Sub.
Consumer Finance—1.0%				Perpetual Bonds[2,4,13]	EUR	2,825,000	3,391,777
Ahern Rentals, Inc. , 7.375% Sec. Nts. ,				Genworth Holdings, Inc.:
5/15/23[1]		605,000	560,381	7.625% Sr. Unsec. Nts. , 9/24/21		330,000	320,100
Ally Financial, Inc.:				7.70% Sr. Unsec. Nts. , 6/15/20		430,000	431,066
4.625% Sr. Unsec. Nts. , 5/19/22		440,000	449,900	Hartford Financial Services Group, Inc.
5.75% Sub. Nts. , 11/20/25		1,070,000	1,143,680	(The), 4.809% [US0003M+212.5] Jr.
8.00% Sr. Unsec. Nts. , 11/1/31		415,000	517,194	Sub. Nts. , 2/12/47[2,3]		689,000	595,279
American Express Co. , 4.90%				Lincoln National Corp. , 5.04%
[US0003M+328.5] Jr. Sub. Perpetual				[US0003M+235.75] Jr. Sub. Nts. ,
Bonds[2,13]		974,000	964,723	5/17/66[2]		581,000	500,517
Colfax Corp.:				MetLife, Inc. , 5.875%
6.00% Sr. Unsec. Nts. , 2/15/24[1]		575,000	600,875	[US0003M+295.9] Jr. Sub. Perpetual
6.375% Sr. Unsec. Nts. , 2/15/26[1]		290,000	309,030	Bonds[2,13]		580,000	597,995
Comstock Resources, Inc. , 9.75% Sr.				NN Group NV, 4.375% [EUR003M+390]
Unsec. Nts. , 8/15/26[1]		290,000	268,250	Jr. Sub. Perpetual Bonds[2,4,13]	EUR	1,465,000	1,741,671
Credit Acceptance Corp. , 6.625% Sr.				Power Finance Corp. Ltd.:
Unsec. Nts. , 3/15/26[1]		570,000	579,975	7.27% Sr. Unsec. Nts. , 12/22/21	INR	140,000,000	1,985,405
Discover Financial Services, 5.50%				7.42% Sr. Unsec. Nts. , 6/26/20	INR	43,000,000	619,476
[US0003M+307.6] Jr. Sub. Perpetual				7.50% Sr. Unsec. Nts. , 8/16/21	INR	140,000,000	1,998,701
Bonds[2,13]		652,000	620,362				12,181,987

		13	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount		Value	Principal Amount		Value
Real Estate Investment Trusts (REITs)—0.8%				Thrifts & Mortgage Finance (Continued)
Banco Invex SA/Hipotecaria Credito				Quicken Loans, Inc.:
y Casa SA de CV, 6.45% Sec. Nts. ,				5.25% Sr. Unsec. Nts. , 1/15/28[1]	$690,000 $	648,600
3/13/34[10,11,14]	MXN	4,830,531	$—	5.75% Sr. Unsec. Nts. , 5/1/25[1]	615,000	619,612
Brookfield Residential Properties, Inc. /				Radian Group, Inc. , 4.50% Sr. Unsec.
Brookfield Residential US Corp. , 6.125%				Nts. , 10/1/24	545,000	539,550
Sr. Unsec. Nts. , 7/1/22[1]		285,000	287,494			7,315,773
Equinix, Inc.:
5.375% Sr. Unsec. Nts. , 5/15/27		780,000	819,000	Health Care—2.4%
5.875% Sr. Unsec. Nts. , 1/15/26		945,000	997,873	Biotechnology—0.1%
GLP Capital LP/GLP Financing II, Inc. ,				WeWork Cos, Inc. , 7.875% Sr. Unsec.
5.375% Sr. Unsec. Nts. , 11/1/23		410,000	433,140	Nts. , 5/1/25[1]	855,000	790,875
Iron Mountain US Holdings, Inc. ,				Health Care Equipment & Supplies—0.1%
5.375% Sr. Unsec. Nts. , 6/1/26[1]		995,000	985,050	Hill-Rom Holdings, Inc. , 5.75% Sr. Unsec.
Iron Mountain, Inc. , 4.875% Sr. Unsec.				Nts. , 9/1/23[1]	495,000	512,325
Nts. , 9/15/27[1]		410,000	395,650	Hologic, Inc. , 4.375% Sr. Unsec. Nts. ,
iStar, Inc.:				10/15/25[1]	430,000	429,914
5.25% Sr. Unsec. Nts. , 9/15/22		800,000	790,000			942,239
6.00% Sr. Unsec. Nts. , 4/1/22		1,165,000	1,172,281	Health Care Providers & Services—1.4%
Lamar Media Corp. , 5.75% Sr. Unsec.				Acadia Healthcare Co. , Inc.:
Nts. , 2/1/26		520,000	545,350	5.625% Sr. Unsec. Nts. , 2/15/23	305,000	308,431
MPT Operating Partnership LP/MPT				6.50% Sr. Unsec. Nts. , 3/1/24	250,000	257,500
Finance Corp. :				Centene Corp. :
5.00% Sr. Unsec. Nts. , 10/15/27		565,000	576,300	4.75% Sr. Unsec. Nts. , 5/15/22	655,000	668,100
6.375% Sr. Unsec. Nts. , 3/1/24		250,000	261,875	5.375% Sr. Unsec. Nts. , 6/1/26[1]	825,000	862,125
Outfront Media Capital LLC/Outfront				6.125% Sr. Unsec. Nts. , 2/15/24	565,000	592,713
Media Capital Corp. , 5.875% Sr. Unsec.				CHS/Community Health Systems, Inc.:
Nts. , 3/15/25		720,000	739,800
SBA Communications Corp. , 4.00% Sr.				6.25% Sr. Sec. Nts. , 3/31/23	1,255,000	1,182,837
Unsec. Nts. , 10/1/22		690,000	695,934	6.875% Sr. Unsec. Nts. , 2/1/22	404,000	270,680
Starwood Property Trust, Inc.:				8.00% Sr. Sec. Nts. , 3/15/26[1]	570,000	546,801
4.75% Sr. Unsec. Nts. , 3/15/25		805,000	802,988	DaVita, Inc.:
5.00% Sr. Unsec. Nts. , 12/15/21		760,000	782,800	5.00% Sr. Unsec. Nts. , 5/1/25	275,000	264,550
Uniti Group LP/Uniti Group Finance, Inc. /				5.125% Sr. Unsec. Nts. , 7/15/24	1,285,000	1,272,150
CSL Capital LLC, 8.25% Sr. Unsec. Nts. ,				Encompass Health Corp. , 5.75% Sr.
10/15/23		515,000	467,362	Unsec. Nts. , 11/1/24	775,000	787,594
			10,752,897	Envision Healthcare Corp. , 8.75% Sr.
				Unsec. Nts. , 10/15/26[1]	635,000	567,531
Real Estate Management & Development—1.4%				HCA, Inc.:
Agile Group Holdings Ltd. , 9.00% Sr.				5.375% Sr. Unsec. Nts. , 2/1/25	680,000	722,500
Sec. Nts. , 5/21/20[4]		2,620,000	2,707,152	5.375% Sr. Unsec. Nts. , 9/1/26	1,130,000	1,192,150
China Aoyuan Group Ltd. , 7.50% Sr. Sec.				5.50% Sr. Sec. Nts. , 6/15/47	365,000	390,068
Nts. , 5/10/21[4]		1,456,000	1,496,800	5.625% Sr. Unsec. Nts. , 9/1/28	1,285,000	1,362,100
CIFI Holdings Group Co. Ltd.:				5.875% Sr. Unsec. Nts. , 2/15/26	275,000	297,688
7.625% Sr. Unsec. Nts. , 3/2/21[4]		4,004,000	4,141,742	7.50% Sr. Unsec. Nts. , 2/15/22	1,125,000	1,243,463
7.75% Sr. Unsec. Nts. , 6/5/20[4]		1,555,000	1,595,618	OCP SA, 4.50% Sr. Unsec. Nts. ,
Country Garden Holdings Co. Ltd. ,				10/22/25[1]	960,000	952,740
7.50% Sr. Sec. Nts. , 3/9/20[4]		1,555,000	1,586,986	Omnicare, Inc. , 4.75% Sr. Unsec. Nts. ,
Greystar Real Estate Partners LLC,				12/1/22	1,765,000	1,858,040
5.75% Sr. Sec. Nts. , 12/1/25[1]		370,000	371,850	RegionalCare Hospital Partners Holdings,
Mattamy Group Corp. , 6.875% Sr.				Inc. /LifePoint Health, Inc. , 9.75% Sr.
Unsec. Nts. , 12/15/23[1]		505,000	517,625	Unsec. Nts. , 12/1/26[1]	855,000	889,200
New Metro Global Ltd. , 6.50% Sr.				Select Medical Corp. , 6.375% Sr. Unsec.
Unsec. Nts. , 4/23/21[4]		490,000	495,422	Nts. , 6/1/21	770,000	773,850
Realogy Group LLC/Realogy Co. -Issuer				Tenet Healthcare Corp.:
Corp. , 9.375% Sr. Unsec. Nts. , 4/1/27[1]		285,000	292,481	4.375% Sr. Sec. Nts. , 10/1/21	520,000	531,648
Times China Holdings Ltd.:				6.25% Sec. Nts. , 2/1/27[1]	285,000	296,044
6.25% Sr. Sec. Nts. , 1/23/20[4]		490,000	492,661	6.75% Sr. Unsec. Nts. , 6/15/23	1,150,000	1,188,813
7.85% Sr. Sec. Nts. , 6/4/21[4]		4,732,000	4,865,225	8.125% Sr. Unsec. Nts. , 4/1/22	705,000	761,118
Yuzhou Properties Co. Ltd. , 6.375% Sr.				TPC Group, Inc. , 8.75% Sr. Sec. Nts. ,
Sec. Nts. , 3/6/21[4]		1,456,000	1,460,959	12/15/20[1]	420,000	415,800
			20,024,521			20,456,234
Thrifts & Mortgage Finance—0.5%				Health Care Technology—0.1%
Export-Import Bank of India, 8.00% Sr.				Telenet Finance Luxembourg Notes Sarl,
Unsec. Nts. , 5/27/21	INR	280,000,000	4,082,689	5.50% Sr. Sec. Nts. , 3/1/28[1]	805,000	793,330
LIC Housing Finance Ltd. , 7.45% Sr. Sec.
Nts. , 10/17/22	INR	70,000,000	996,834	Life Sciences Tools & Services—0.0%
Nationstar Mortgage Holdings, Inc. ,				West Street Merger Sub, Inc. , 6.375% Sr.
8.125% Sr. Unsec. Nts. , 7/15/23[1]		415,000	428,488	Unsec. Nts. , 9/1/25[1]	415,000	405,662

		14	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value		Principal Amount	Value
Pharmaceuticals—0.7%			Building Products—0.1%
Bausch Health Americas, Inc. , 8.50% Sr.			JELD-WEN, Inc. :
Unsec. Nts. , 1/31/27[1]	$685,000	$727,813	4.625% Sr. Unsec. Nts. , 12/15/25[1]	$120,000 $	114,300
Bausch Health Cos. , Inc.:			4.875% Sr. Unsec. Nts. , 12/15/27[1]	120,000	113,400
5.50% Sr. Unsec. Nts. , 3/1/23[1]	171,000	172,467	Standard Industries, Inc. , 5.375% Sr.
5.50% Sr. Sec. Nts. , 11/1/25[1]	790,000	809,750	Unsec. Nts. , 11/15/24[1]	915,000	941,306
5.75% Sr. Sec. Nts. , 8/15/27[1]	285,000	292,837			1,169,006
5.875% Sr. Unsec. Nts. , 5/15/23[1]	493,000	499,779	Commercial Services & Supplies—0.6%
6.125% Sr. Unsec. Nts. , 4/15/25[1]	910,000	903,175	ACCO Brands Corp. , 5.25% Sr. Unsec.
7.00% Sr. Sec. Nts. , 3/15/24[1]	635,000	673,417	Nts. , 12/15/24[1]	815,000	800,737
9.00% Sr. Unsec. Nts. , 12/15/25[1]	935,000	1,019,197	Affinion Group, Inc. , 12.50% Sr. Unsec.
Endo Dac/Endo Finance LLC/Endo Finco,			Nts. , 11/10/22[3,12]	1,004,830	673,236
Inc.:			ARD Finance SA, 7.125% Sr. Sec. Nts. ,
5.875% Sr. Sec. Nts. , 10/15/24[1]	275,000	271,219	9/15/23[12]	575,000	575,719
6.00% Sr. Unsec. Nts. , 7/15/23[1]	1,350,000	1,046,250	Brink's Co. (The), 4.625% Sr. Unsec.
6.00% Sr. Unsec. Nts. , 2/1/25[1]	540,000	394,200	Nts. , 10/15/27[1]	870,000	843,900
Mallinckrodt International Finance SA/			Clean Harbors, Inc. , 5.125% Sr. Unsec.
Mallinckrodt CB LLC:			Nts. , 6/1/21	830,000	833,112
4.875% Sr. Unsec. Nts. , 4/15/20[1]	535,000	535,000	Covanta Holding Corp.:
5.50% Sr. Unsec. Nts. , 4/15/25[1]	570,000	447,450	5.875% Sr. Unsec. Nts. , 3/1/24	530,000	544,575
5.625% Sr. Unsec. Nts. , 10/15/23[1]	285,000	237,975	5.875% Sr. Unsec. Nts. , 7/1/25	310,000	316,587
5.75% Sr. Unsec. Nts. , 8/1/22[1]	455,000	429,975	6.00% Sr. Unsec. Nts. , 1/1/27	570,000	571,425
Prestige Brands, Inc. , 6.375% Sr. Unsec.			GFL Environmental, Inc. , 5.625% Sr.
Nts. , 3/1/24[1]	325,000	332,312	Unsec. Nts. , 5/1/22[1]	720,000	700,200
Teva Pharmaceutical Finance Co. BV,			Hulk Finance Corp. , 7.00% Sr. Unsec.
3.65% Sr. Unsec. Nts. , 11/10/21	460,000	451,103	Nts. , 6/1/26[1]	670,000	636,500
Teva Pharmaceutical Finance			RR Donnelley & Sons Co. , 7.875% Sr.
Netherlands III BV:			Unsec. Nts. , 3/15/21	371,000	382,594
1.70% Sr. Unsec. Nts. , 7/19/19	235,000	234,501	TMS International Corp. , 7.25% Sr.
3.15% Sr. Unsec. Nts. , 10/1/26	275,000	225,104	Unsec. Nts. , 8/15/25[1]	265,000	257,320
6.00% Sr. Unsec. Nts. , 4/15/24	875,000	878,854	Waste Pro USA, Inc. , 5.50% Sr. Unsec.
		10,582,378	Nts. , 2/15/26[1]	125,000	120,938
Industrials—3.4%			West Corp.:
Aerospace & Defense—0.4%			5.375% Sr. Unsec. Nts. , 7/15/22[1]	685,000	693,563
Arconic, Inc. , 5.125% Sr. Unsec. Nts. ,			8.50% Sr. Unsec. Nts. , 10/15/25[1]	665,000	575,225
10/1/24	535,000	549,212			8,525,631
Bombardier, Inc.:			Construction & Engineering—0.1%
6.00% Sr. Unsec. Nts. , 10/15/22[1]	475,000	481,531	AECOM, 5.125% Sr. Unsec. Nts. ,
7.50% Sr. Unsec. Nts. , 12/1/24[1]	860,000	895,475	3/15/27	535,000	519,619
7.50% Sr. Unsec. Nts. , 3/15/25[1]	585,000	604,744	Fideicomiso PA Pacifico Tres, 8.25% Sr.
7.875% Sr. Unsec. Nts. , 4/15/27[1]	570,000	588,525	Sec. Nts. , 1/15/35[1]	510,000	552,075
DAE Funding LLC, 4.50% Sr. Unsec. Nts. ,			New Enterprise Stone & Lime Co. , Inc. ,
8/1/22[1]	590,000	596,638	6.25% Sr. Sec. Nts. , 3/15/26[1]	275,000	268,155
Kratos Defense & Security Solutions, Inc. ,			Tutor Perini Corp. , 6.875% Sr. Unsec.
6.50% Sr. Sec. Nts. , 11/30/25[1]	400,000	422,500	Nts. , 5/1/25[1]	535,000	534,401
TransDigm, Inc.:					1,874,250
6.25% Sr. Sec. Nts. , 3/15/26[1]	285,000	296,400
6.375% Sr. Sub. Nts. , 6/15/26	655,000	650,808	Electrical Equipment—0.2%
6.50% Sr. Sub. Nts. , 7/15/24	535,000	551,719	Sensata Technologies BV, 5.625% Sr.
Triumph Group, Inc. , 5.25% Sr. Unsec.			Unsec. Nts. , 11/1/24[1]	1,030,000	1,102,100
Nts. , 6/1/22	245,000	236,425	Vertiv Group Corp. , 9.25% Sr. Unsec.
		5,873,977	Nts. , 10/15/24[1]	670,000	670,000
			Vertiv Intermediate Holding Corp. ,
Air Freight & Couriers—0.1%			12.00% Sr. Unsec. Nts. , 2/15/22[1,12]	570,000	552,188
XPO Logistics, Inc.:					2,324,288
6.125% Sr. Unsec. Nts. , 9/1/23[1]	285,000	287,850	Industrial Conglomerates—0.4%
6.75% Sr. Unsec. Nts. , 8/15/24[1]	570,000	582,825	General Electric Co. , 5.00%
		870,675	[US0003M+333] Jr. Sub. Perpetual
Airlines—0.1%			Bonds[2,13]	2,743,000	2,560,659
American Airlines Group, Inc. , 4.625%			Icahn Enterprises LP/Icahn Enterprises
Sr. Unsec. Nts. , 3/1/20[1]	645,000	651,063	Finance Corp. , 5.875% Sr. Unsec. Nts. ,
GOL Equity Finance SA, 3.75% Cv. Sr.			2/1/22	385,000	391,210
Unsec. Nts. , 7/15/24[1]	315,000	297,304	KOC Holding AS, 6.50% Sr. Unsec. Nts. ,
Gol Finance, Inc. , 7.00% Sr. Unsec. Nts. ,			3/11/25[1]	1,540,000	1,494,110
1/31/25[1]	515,000	479,594	Tupras Turkiye Petrol Rafinerileri AS,
United Continental Holdings, Inc. ,			4.50% Sr. Unsec. Nts. , 10/18/24[1]	460,000	406,352
4.25% Sr. Unsec. Nts. , 10/1/22	800,000	803,248	Turkiye Sise ve Cam Fabrikalari AS,
		2,231,209	6.95% Sr. Unsec. Nts. , 3/14/26[1]	675,000	653,893

	15	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value			Principal Amount	Value
Industrial Conglomerates (Continued)				Transportation Infrastructure—0.2%
Wind Tre SpA, 5.00% Sr. Sec. Nts. ,				DP World plc, 5.625% Sr. Unsec. Nts. ,
1/20/26		$805,000	$736,575	9/25/48[1]		$1,010,000	$1,053,706
			6,242,799	GMR Hyderabad International Airport
Machinery—0.4%				Ltd. , 4.25% Sr. Sec. Nts. , 10/27/27[1]		965,000	879,090
Allison Transmission, Inc.:				Jasa Marga Persero Tbk PT, 7.50% Sr.
5.00% Sr. Unsec. Nts. , 10/1/24[1]		500,000	500,625	Unsec. Nts. , 12/11/20[1]	IDR	9,160,000,000	626,779
5.875% Sr. Unsec. Nts. , 6/1/29[1]		285,000	288,938				2,559,575
Amsted Industries, Inc. , 5.00% Sr. Unsec.				Information Technology—1.7%
Nts. , 3/15/22[1]		1,100,000	1,108,250	Communications Equipment—0.2%
Icahn Enterprises LP/Icahn Enterprises				Chaparral Energy, Inc. , 8.75% Sr. Unsec.
Finance Corp. , 6.75% Sr. Unsec. Nts. ,				Nts. , 7/15/23[1]		430,000	296,700
2/1/24		570,000	596,362	CommScope Technologies LLC, 6.00%
Manitowoc Co. , Inc. (The), 9.00% Sec.				Sr. Unsec. Nts. , 6/15/25[1]		570,000	556,292
Nts. , 4/1/26[1]		570,000	578,550	HTA Group Ltd. , 9.125% Sr. Unsec. Nts. ,
Meritor, Inc. , 6.25% Sr. Unsec. Nts. ,				3/8/22[3]		455,000	476,116
2/15/24		150,000	154,875	Infor US, Inc. , 6.50% Sr. Unsec. Nts. ,
Navistar International Corp. , 6.625% Sr.				5/15/22		920,000	936,100
Unsec. Nts. , 11/1/25[1]		865,000	883,381	Plantronics, Inc. , 5.50% Sr. Unsec. Nts. ,
Terex Corp. , 5.625% Sr. Unsec. Nts. ,				5/31/23[1]		435,000	437,175
2/1/25[1]		525,000	523,031	Riverbed Technology, Inc. , 8.875% Sr.
Titan International, Inc. , 6.50% Sr. Sec.				Unsec. Nts. , 3/1/23[1]		295,000	225,675
Nts. , 11/30/23[3]		815,000	754,894	ViaSat, Inc.:
Wabash National Corp. , 5.50% Sr.				5.625% Sr. Unsec. Nts. , 9/15/25[1]		265,000	255,062
Unsec. Nts. , 10/1/25[1]		270,000	253,125	5.625% Sr. Sec. Nts. , 4/15/27[1]		430,000	439,608
			5,642,031				3,622,728
Professional Services—0.1%				Electronic Equipment, Instruments, & Components—0.1%
Brand Industrial Services, Inc. , 8.50% Sr.				APX Group, Inc. , 7.875% Sr. Sec. Nts. ,
Unsec. Nts. , 7/15/25[1]		795,000	717,488	12/1/22		275,000	277,035
Nielsen Finance LLC/Nielsen Finance Co. ,				CDW LLC/CDW Finance Corp. , 5.00% Sr.
5.00% Sr. Unsec. Nts. , 4/15/22[1]		285,000	283,575	Unsec. Nts. , 9/1/23		485,000	497,731
			1,001,063	TTM Technologies, Inc. , 5.625% Sr.
Road & Rail—0.2%				Unsec. Nts. , 10/1/25[1]		800,000	771,000
Algeco Global Finance plc, 8.00% Sr.							1,545,766
Sec. Nts. , 2/15/23[1]		270,000	272,025	Internet Software & Services—0.1%
Avis Budget Car Rental LLC/Avis Budget				Rackspace Hosting, Inc. , 8.625% Sr.
Finance, Inc. , 5.25% Sr. Unsec. Nts. ,				Unsec. Nts. , 11/15/24[1]		1,395,000	1,246,265
3/15/25[1]		520,000	498,550	IT Services—0.5%
DAE Funding LLC, 4.00% Sr. Unsec. Nts. ,
8/1/20[1]		265,000	266,325	Alliance Data Systems Corp. , 5.375% Sr.
				Unsec. Nts. , 8/1/22[1]		275,000	279,606
Hertz Corp. (The):				Booz Allen Hamilton, Inc. , 5.125% Sr.
5.50% Sr. Unsec. Nts. , 10/15/24[1]		420,000	354,375	Unsec. Nts. , 5/1/25[1]		280,000	280,700
5.875% Sr. Unsec. Nts. , 10/15/20		660,000	660,660	Everi Payments, Inc. , 7.50% Sr. Unsec.
7.375% Sr. Unsec. Nts. , 1/15/21		265,000	265,000	Nts. , 12/15/25[1]		1,075,000	1,118,000
7.625% Sec. Nts. , 6/1/22[1]		535,000	548,910	Exela Intermediate LLC/Exela Finance,
			2,865,845	Inc. , 10.00% Sr. Sec. Nts. , 7/15/23[1]		770,000	786,940
Trading Companies & Distributors—0.5%				First Data Corp. :
American Builders & Contractors				5.00% Sr. Sec. Nts. , 1/15/24[1]		455,000	466,205
Supply Co. , Inc. , 5.75% Sr. Unsec. Nts. ,				5.75% Sec. Nts. , 1/15/24[1]		910,000	939,120
12/15/23[1]		340,000	349,775	Gartner, Inc. , 5.125% Sr. Unsec. Nts. ,
Fly Leasing Ltd. , 5.25% Sr. Unsec. Nts. ,				4/1/25[1]		780,000	790,296
10/15/24		530,000	511,450	GTT Communications, Inc. , 7.875% Sr.
H&E Equipment Services, Inc. , 5.625%				Unsec. Nts. , 12/31/24[1]		140,000	123,200
Sr. Unsec. Nts. , 9/1/25		800,000	801,000	Harland Clarke Holdings Corp. , 6.875%
Herc Rentals, Inc. , 7.50% Sec. Nts. ,				Sr. Sec. Nts. , 3/1/20[1]		835,000	826,650
6/1/22[1]		473,000	494,285	Sabre GLBL, Inc. , 5.25% Sr. Sec. Nts. ,
ILFC E-Capital Trust I, 4.57% [30YR				11/15/23[1]		825,000	845,625
CMT+155] Jr. Sub. Nts. , 12/21/65[1,2]		1,355,000	1,072,449	VeriSign, Inc. , 4.75% Sr. Unsec. Nts. ,
National Bank for Agriculture & Rural				7/15/27		590,000	592,283
Development, 8.39% Sr. Unsec. Nts. ,							7,048,625
7/19/21	INR	55,000,000	806,481	Semiconductors & Semiconductor Equipment—0.0%
Standard Industries, Inc. , 6.00% Sr.
Unsec. Nts. , 10/15/25[1]		740,000	778,546	Qorvo, Inc. , 5.50% Sr. Unsec. Nts. ,
				7/15/26[1]		555,000	574,480
United Rentals North America, Inc.:				Versum Materials, Inc. , 5.50% Sr. Unsec.
4.875% Sr. Unsec. Nts. , 1/15/28		690,000	672,888	Nts. , 9/30/24[1]		250,000	263,438
5.875% Sr. Unsec. Nts. , 9/15/26		1,235,000	1,281,312				837,918
6.50% Sr. Unsec. Nts. , 12/15/26		570,000	601,350
			7,369,536

		16	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount	Value		Principal Amount		Value
Software—0.6%			Chemicals (Continued)
Dell International LLC/EMC Corp.:			Olin Corp. : (Continued)
4.42% Sr. Sec. Nts. , 6/15/21[1]	$2,916,000	$2,993,212	5.125% Sr. Unsec. Nts. , 9/15/27		$300,000	$304,875
7.125% Sr. Unsec. Nts. , 6/15/24[1]	745,000	790,001	Petkim Petrokimya Holding AS, 5.875%
Informatica LLC, 7.125% Sr. Unsec. Nts. ,			Sr. Unsec. Nts. , 1/26/23[1]		800,000	731,605
7/15/23[1]	595,000	609,131	PQ Corp.:
j2 Cloud Services LLC/j2 Global Co. -			5.75% Sr. Unsec. Nts. , 12/15/25[1]		270,000	264,263
Obligor, Inc. , 6.00% Sr. Unsec. Nts. ,			6.75% Sr. Sec. Nts. , 11/15/22[1]		285,000	296,756
7/15/25[1]	790,000	823,575	Rain CII Carbon LLC/CII Carbon Corp. ,
Symantec Corp. , 5.00% Sr. Unsec. Nts. ,			7.25% Sec. Nts. , 4/1/25[1]		980,000	872,200
4/15/25[1]	495,000	496,370	Starfruit Finco BV/Starfruit US Holdco
TIBCO Software, Inc. , 11.375% Sr.			LLC:
Unsec. Nts. , 12/1/21[1]	625,000	665,703	6.50% Sr. Unsec. Nts. , 10/1/26[1]	EUR	1,455,000	1,640,782
Uber Technologies, Inc.:			8.00% Sr. Unsec. Nts. , 10/1/26[1]		430,000	435,375
7.50% Sr. Unsec. Nts. , 11/1/23[1]	285,000	297,825	Tronox Finance plc, 5.75% Sr. Unsec.
8.00% Sr. Unsec. Nts. , 11/1/26[1]	285,000	304,238	Nts. , 10/1/25[1]		535,000	498,219
Veritas US, Inc. /Veritas Bermuda Ltd. ,			Venator Finance Sarl/Venator Materials
7.50% Sr. Sec. Nts. , 2/1/23[1]	1,125,000	1,080,000	LLC, 5.75% Sr. Unsec. Nts. , 7/15/25[1]		790,000	697,175
		8,060,055				17,615,776
Technology Hardware, Storage & Peripherals—0.2%			Construction Materials—0.2%
Banff Merger Sub, Inc. , 9.75% Sr. Unsec.			CIMPOR Financial Operations BV, 5.75%
Nts. , 9/1/26[1]	850,000	826,625	Sr. Unsec. Nts. , 7/17/24[1]		2,040,000	1,807,970
Harland Clarke Holdings Corp. , 8.375%			James Hardie International Finance DAC,
Sr. Sec. Nts. , 8/15/22[1]	920,000	834,164	4.75% Sr. Unsec. Nts. , 1/15/25[1]		130,000	128,700
NCR Corp. , 6.375% Sr. Unsec. Nts. ,			Summit Materials LLC/Summit Materials
12/15/23	520,000	535,954	Finance Corp. , 5.125% Sr. Unsec. Nts. ,
Western Digital Corp. , 4.75% Sr. Unsec.			6/1/25[1]		260,000	251,550
Nts. , 2/15/26	570,000	545,062	US Concrete, Inc. , 6.375% Sr. Unsec.
		2,741,805	Nts. , 6/1/24		600,000	612,000
Materials—3.5%						2,800,220
Chemicals—1.2%			Containers & Packaging—0.8%
Ashland LLC:			ARD Securities Finance Sarl, 8.75% Sr.
4.75% Sr. Unsec. Nts. , 8/15/22	285,000	294,263	Sec. Nts. , 1/31/23[1,12]		889,525	847,273
6.875% Sr. Unsec. Nts. , 5/15/43	295,000	306,800	Ball Corp. , 4.375% Sr. Unsec. Nts. ,
Avantor, Inc.:			12/15/20		1,460,000	1,485,550
6.00% Sr. Sec. Nts. , 10/1/24[1]	415,000	431,600	BWAY Holding Co.:
9.00% Sr. Unsec. Nts. , 10/1/25[1]	725,000	787,531	5.50% Sr. Sec. Nts. , 4/15/24[1]		290,000	288,999
Blue Cube Spinco LLC, 9.75% Sr. Unsec.			7.25% Sr. Unsec. Nts. , 4/15/25[1]		555,000	537,307
Nts. , 10/15/23	285,000	317,775	Crown Americas LLC/Crown Americas
Celanese US Holdings LLC, 5.875% Sr.			Capital Corp. IV, 4.50% Sr. Unsec. Nts. ,
Unsec. Nts. , 6/15/21	1,419,000	1,493,869	1/15/23		605,000	612,562
CF Industries, Inc.:			Crown Americas LLC/Crown Americas
3.40% Sr. Sec. Nts. , 12/1/21[1]	2,590,000	2,591,911	Capital Corp. VI, 4.75% Sr. Unsec. Nts. ,
5.15% Sr. Unsec. Nts. , 3/15/34	335,000	319,925	2/1/26		270,000	271,971
Chemours Co. (The), 6.625% Sr. Unsec.			Flex Acquisition Co. , Inc. , 7.875% Sr.
Nts. , 5/15/23	233,000	241,758	Unsec. Nts. , 7/15/26[1]		555,000	536,962
Consolidated Energy Finance SA, 6.50%			Graphic Packaging International LLC,
Sr. Unsec. Nts. , 5/15/26[1]	275,000	275,000	4.75% Sr. Unsec. Nts. , 4/15/21		1,460,000	1,483,725
CVR Partners LP/CVR Nitrogen Finance			Greif, Inc. , 6.50% Sr. Unsec. Nts. , 3/1/27[1]		285,000	292,125
Corp. , 9.25% Sec. Nts. , 6/15/23[1]	185,000	194,481	Intertape Polymer Group, Inc. , 7.00% Sr.
Element Solutions, Inc. , 5.875% Sr.			Unsec. Nts. , 10/15/26[1]		570,000	585,675
Unsec. Nts. , 12/1/25[1]	305,000	307,242	OI European Group BV, 4.00% Sr. Unsec.
Hexion, Inc.:			Nts. , 3/15/23[1]		535,000	526,306
6.625% Sr. Sec. Nts. , 4/15/20	1,020,000	854,250	Owens-Brockway Glass Container, Inc. ,
10.375% Sr. Sec. Nts. , 2/1/22[1]	240,000	202,200	5.00% Sr. Unsec. Nts. , 1/15/22[1]		500,000	514,375
Koppers, Inc. , 6.00% Sr. Unsec. Nts. ,			Plastipak Holdings, Inc. , 6.25% Sr.
2/15/25[1]	510,000	501,075	Unsec. Nts. , 10/15/25[1]		800,000	752,000
Kraton Polymers LLC/Kraton Polymers			Reynolds Group Issuer, Inc. /Reynolds
Capital Corp. , 7.00% Sr. Unsec. Nts. ,			Group Issuer LLC/Reynolds Group Issuer
4/15/25[1]	260,000	263,900	Luxembourg SA:
LSB Industries, Inc. , 9.625% Sr. Sec. Nts. ,			5.125% Sr. Sec. Nts. , 7/15/23[1]		745,000	758,038
5/1/23[1]	135,000	140,427	7.00% Sr. Unsec. Nts. , 7/15/24[1]		995,000	1,026,840
Mexichem SAB de CV, 4.875% Sr. Unsec.			Sealed Air Corp. :
Nts. , 9/19/22[1]	1,455,000	1,515,019	4.875% Sr. Unsec. Nts. , 12/1/22[1]		585,000	605,908
NOVA Chemicals Corp.:			6.875% Sr. Unsec. Nts. , 7/15/33[1]		270,000	292,950
4.875% Sr. Unsec. Nts. , 6/1/24[1]	260,000	256,425				11,418,566
5.25% Sr. Unsec. Nts. , 8/1/23[1]	340,000	342,975	Metals & Mining—1.2%
Olin Corp.:			AK Steel Corp. :
5.00% Sr. Unsec. Nts. , 2/1/30	240,000	236,100	6.375% Sr. Unsec. Nts. , 10/15/25		940,000	784,900

	17	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value	Principal Amount		Value
Metals & Mining (Continued)			Diversified Telecommunication Services (Continued)
AK Steel Corp. : (Continued)			CenturyLink, Inc. : (Continued)
7.00% Sr. Unsec. Nts. , 3/15/27	$405,000	$341,334	6.15% Sr. Unsec. Nts. , Series Q, 9/15/19	$340,000 $	343,825
Alcoa Nederland Holding BV:			6.45% Sr. Unsec. Nts. , Series S, 6/15/21	615,000	641,906
6.125% Sr. Unsec. Nts. , 5/15/28[1]	510,000	526,575	7.50% Sr. Unsec. Nts. , Series Y, 4/1/24	940,000	996,400
6.75% Sr. Unsec. Nts. , 9/30/24[1]	245,000	260,312	Cincinnati Bell, Inc. , 8.00% Sr. Unsec.
7.00% Sr. Unsec. Nts. , 9/30/26[1]	240,000	259,949	Nts. , 10/15/25[1]	265,000	243,137
Aleris International, Inc. , 10.75% Sec.			Digicel International Finance Ltd. /
Nts. , 7/15/23[1]	280,000	294,700	Digicel Holdings Bermuda Ltd. , 8.75%
Allegheny Technologies, Inc. , 7.875% Sr.			Sr. Sec. Nts. , 5/25/24[1]	285,000	282,150
Unsec. Nts. , 8/15/23	530,000	576,375	Eldorado Resorts, Inc. , 6.00% Sr. Unsec.
ArcelorMittal:			Nts. , 9/15/26	425,000	433,500
6.75% Sr. Unsec. Nts. , 3/1/41	295,000	329,868	Frontier Communications Corp. :
7.00% Sr. Unsec. Nts. , 10/15/39	145,000	165,579	8.00% Sr. Sec. Nts. , 4/1/27[1]	855,000	884,925
Coeur Mining, Inc. , 5.875% Sr. Unsec.			8.50% Sec. Nts. , 4/1/26[1]	795,000	740,344
Nts. , 6/1/24	785,000	758,506	8.75% Sr. Unsec. Nts. , 4/15/22	590,000	421,850
Constellium NV, 6.625% Sr. Unsec. Nts. ,			10.50% Sr. Unsec. Nts. , 9/15/22	735,000	564,112
3/1/25[1]	510,000	521,475	GCI LLC, 6.75% Sr. Unsec. Nts. , 6/1/21	140,000	140,875
Eldorado Gold Corp. , 6.125% Sr. Unsec.			Intelsat Connect Finance SA, 9.50% Sr.
Nts. , 12/15/20[1]	590,000	578,908	Unsec. Nts. , 2/15/23[1]	420,000	373,926
Ferroglobe plc/Globe Specialty Metals,			Intelsat Jackson Holdings SA:
Inc. , 9.375% Sr. Unsec. Nts. , 3/1/22[1]	750,000	648,750	5.50% Sr. Unsec. Nts. , 8/1/23	255,000	227,587
First Quantum Minerals Ltd.:			8.00% Sr. Sec. Nts. , 2/15/24[1]	615,000	642,675
6.875% Sr. Unsec. Nts. , 3/1/26[1]	505,000	470,281	8.50% Sr. Unsec. Nts. , 10/15/24[1]	565,000	552,288
7.00% Sr. Unsec. Nts. , 2/15/21[1]	76,000	77,425	9.75% Sr. Unsec. Nts. , 7/15/25[1]	790,000	806,037
7.25% Sr. Unsec. Nts. , 4/1/23[1]	780,000	764,400	Intelsat Luxembourg SA, 7.75% Sr.
Freeport-McMoRan, Inc.:			Unsec. Nts. , 6/1/21	565,000	509,559
4.00% Sr. Unsec. Nts. , 11/14/21	2,920,000	2,945,550	Level 3 Financing, Inc. , 5.25% Sr. Unsec.
4.55% Sr. Unsec. Nts. , 11/14/24	530,000	520,725	Nts. , 3/15/26	1,175,000	1,175,000
5.40% Sr. Unsec. Nts. , 11/14/34	310,000	283,650	Oi SA, 10.00% Sr. Unsec. Nts. , 7/27/25[12]	2,500,000	2,646,250
5.45% Sr. Unsec. Nts. , 3/15/43	350,000	308,003	Qwest Capital Funding, Inc. , 7.75% Sr.
Hudbay Minerals, Inc. , 7.625% Sr.			Unsec. Nts. , 2/15/31	260,000	235,950
Unsec. Nts. , 1/15/25[1]	850,000	875,500	Qwest Corp. , 6.875% Sr. Unsec. Nts. ,
JSW Steel Ltd. , 4.75% Sr. Unsec. Nts. ,			9/15/33	785,000	782,818
11/12/19[4]	950,000	952,223	Telecom Italia SpA, 5.303% Sr. Unsec.
Kinross Gold Corp. , 4.50% Sr. Unsec.			Nts. , 5/30/24[1]	435,000	438,806
Nts. , 7/15/27	450,000	428,625	T-Mobile USA, Inc.:
Metinvest BV, 7.75% Sr. Unsec. Nts. ,			4.00% Sr. Unsec. Nts. , 4/15/22	780,000	790,725
4/23/23[1]	465,000	456,218	5.125% Sr. Unsec. Nts. , 4/15/25	345,000	354,488
Mountain Province Diamonds, Inc. ,			6.00% Sr. Unsec. Nts. , 4/15/24	710,000	741,950
8.00% Sec. Nts. , 12/15/22[1]	200,000	200,250	Windstream Services LLC/Windstream
Northwest Acquisitions ULC/Dominion			Finance Corp. , 8.625% Sr. Sec. Nts. ,
Finco, Inc. , 7.125% Sec. Nts. , 11/1/22[1]	435,000	383,888	10/31/25	537,000	512,164
Southern Copper Corp. , 7.50% Sr.			Zayo Group LLC/Zayo Capital, Inc.:
Unsec. Nts. , 7/27/35	480,000	605,856	5.75% Sr. Unsec. Nts. , 1/15/27[1]	265,000	265,080
SunCoke Energy Partners LP/SunCoke			6.00% Sr. Unsec. Nts. , 4/1/23	815,000	829,263
Energy Partners Finance Corp. , 7.50% Sr.					19,307,369
Unsec. Nts. , 6/15/25[1]	330,000	334,950
Teck Resources Ltd. , 5.20% Sr. Unsec.			Wireless Telecommunication Services—1.2%
Nts. , 3/1/42	685,000	663,413	Bharti Airtel Ltd. , 4.375% Sr. Unsec.
United States Steel Corp.:			Nts. , 6/10/25[1]	525,000	517,826
6.25% Sr. Unsec. Nts. , 3/15/26	140,000	131,438	C&W Senior Financing DAC, 6.875% Sr.
			Unsec. Nts. , 9/15/27[1]	550,000	554,125
6.875% Sr. Unsec. Nts. , 8/15/25	745,000	731,963	Fortress Transportation & Infrastructure
Zekelman Industries, Inc. , 9.875% Sr.			Investors LLC, 6.50% Sr. Unsec. Nts. ,
Sec. Nts. , 6/15/23[1]	275,000	293,047	10/1/25[1]	850,000	841,500
		17,474,636	Gogo Intermediate Holdings LLC/Gogo
Paper & Forest Products—0.1%			Finance Co. , Inc. , 12.50% Sr. Sec. Nts. ,
Louisiana-Pacific Corp. , 4.875% Sr.			7/1/22[1]	140,000	151,550
Unsec. Nts. , 9/15/24	255,000	255,000	GTH Finance BV, 7.25% Sr. Unsec. Nts. ,
Mercer International, Inc.:			4/26/23[1]	940,000	1,004,428
5.50% Sr. Unsec. Nts. , 1/15/26	250,000	246,250	Springleaf Finance Corp.:
6.50% Sr. Unsec. Nts. , 2/1/24	165,000	169,538	6.125% Sr. Unsec. Nts. , 5/15/22	785,000	816,400
		670,788	6.875% Sr. Unsec. Nts. , 3/15/25	560,000	579,600
Telecommunication Services—2.5%			7.125% Sr. Unsec. Nts. , 3/15/26	850,000	866,996
Diversified Telecommunication Services—1.3%			8.25% Sr. Unsec. Nts. , 12/15/20	490,000	527,362
Axtel SAB de CV, 6.375% Sr. Unsec. Nts. ,			Sprint Capital Corp. , 6.875% Sr. Unsec.
11/14/24[1]	965,000	968,329	Nts. , 11/15/28	1,192,158	1,148,942
CenturyLink, Inc.:			Sprint Communications, Inc.:
5.625% Sr. Unsec. Nts. , 4/1/25	785,000	761,450	6.00% Sr. Unsec. Nts. , 11/15/22	1,484,000	1,499,285

	18	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

	Principal Amount		Value	Principal Amount		Value
Wireless Telecommunication Services (Continued)				Multi-Utilities (Continued)
Sprint Communications, Inc. : (Continued)				NGPL PipeCo LLC:
7.00% Sr. Unsec. Nts. , 3/1/20[1]		$850,000	$874,437	4.875% Sr. Unsec. Nts. , 8/15/27[1]	$395,000	$400,432
Sprint Corp.:				7.768% Sr. Unsec. Nts. , 12/15/37[1]	210,000	253,050
7.125% Sr. Unsec. Nts. , 6/15/24		2,250,000	2,289,375	Rockpoint Gas Storage Canada Ltd. ,
7.625% Sr. Unsec. Nts. , 3/1/26		830,000	844,525	7.00% Sr. Sec. Nts. , 3/31/23[1]	365,000	363,631
7.875% Sr. Unsec. Nts. , 9/15/23		2,075,000	2,183,938			1,290,063
Telefonica Europe BV, 5.875%				Total Corporate Bonds and Notes (Cost $620,382,245)		603,109,747
[EUSA10+430.1] Jr. Sub. Perpetual					Shares
Bonds[2,4,13]	EUR	1,410,000	1,762,096	Preferred Stocks—0.8%
Trilogy International Partners LLC/Trilogy
International Finance, Inc. , 8.875% Sr.				American Homes 4 Rent, 6.35% Cum. , Non-
Sec. Nts. , 5/1/22[1]		685,000	666,163	Vtg.	2,300	60,030
Vodafone Group plc, 7.00%				Claire's Holdings LLC, 0.00%, Series A15	62	9,817
[USSW5+487.3] Sub. Nts. , 4/4/79[2,7]		222,000	225,875	CMS Energy Corp. , 5.875%, Jr. Sub.	3,596	94,314
			17,354,423	Digital Realty Trust, Inc. , 6.625% Cum. , Series
				C, Non-Vtg.	3,500	91,980
Utilities—0.8%				DTE Energy Co. , 5.375% Jr. Sub. , Non-Vtg.	18,850	473,512
Electric Utilities—0.1%				eBay, Inc. , 6.00% Cv.	25,700	674,882
Eskom Holdings SOC Ltd. , 6.75% Sr.				Entergy Louisiana LLC , 5.25%, Sec.	17,780	451,256
Unsec. Nts. , 8/6/23[1]		850,000	840,991	Fifth Third Bancorp, 6.625% Non-Cum. , Non-
Inkia Energy Ltd. , 5.875% Sr. Unsec.				Vtg. [US0003M+371][2]	19,325	520,809
Nts. , 11/9/27[1]		865,000	847,708	GMAC Capital Trust I, 7.20% Jr. Sub. , Non-Vtg.
NextEra Energy Capital Holdings, Inc. ,				[US0003M+578.5][2]	46,000	1,197,840
4.80% [US0003M+240.9] Jr. Sub. Nts. ,				Goldman Sachs Group, Inc. (The), 6.30% Non-
12/1/77[2]		665,000	596,006	Cum. , Series N, Non-Vtg.	26,223	683,371
NextEra Energy Operating Partners LP,				Huntington Bancshares, Inc. , 6.25% Non-
4.50% Sr. Unsec. Nts. , 9/15/27[1]		125,000	122,344	Cum. , Non-Vtg.	17,450	455,968
			2,407,049	JPMorgan Chase & Co. , 6% Non-Cum. , Series
Gas Utilities—0.2%				EE, Non-Vtg.[15]	23,200	614,104
AmeriGas Partners LP/AmeriGas Finance				KeyCorp, 6.125% Non-Cum. , Non-Vtg.
Corp. , 5.50% Sr. Unsec. Nts. , 5/20/25		550,000	550,687	[US0003M+389.2][2]	47,290	1,260,751
Naturgy Finance BV, 4.125%				Morgan Stanley, 5.85% Non-Cum. , Non-Vtg.
[EUSA8+335.3] Jr. Sub. Perpetual				[US0003M+349.1][2]	20,350	520,349
Bonds[2,4,13]	EUR	1,410,000	1,679,416	Morgan Stanley, 6.375% Non-Cum. , Non-Vtg.
Suburban Propane Partners LP/Suburban				[US0003M+370.8][2]	20,147	537,522
Energy Finance Corp. , 5.875% Sr. Unsec.				NiSource, Inc. , 6.50%, Non-Vtg.
Nts. , 3/1/27		645,000	614,363	[H15T5Y+363.2][2]	16,386	431,771
Superior Plus LP/Superior General				PNC Financial Services Group, Inc.
Partner, Inc. , 7.00% Sr. Unsec. Nts. ,				(The), 6.125% Non-Cum. , Non-Vtg.
7/15/26[1]		275,000	280,844	[US0003M+406.7][2]	21,150	566,820
			3,125,310	PPL Capital Funding, Inc. , 5.90%, Jr. Sub.	10,025	255,337
				Prudential Financial, Inc. , 5.75% Jr. Sub.	1,225	31,115
Independent Power and Renewable Electricity Producers—0.4%				Public Storage, 5.20% Cum. , Series X, Non-
AES Andres BV/Dominican Power				Vtg.	22,900	569,065
Partners/Empresa Generadora de				Qwest Corp. , 7.00% Sr. Unsec.	15,297	397,722
Electricidad Itabo SA, 7.95% Sr. Unsec.				Senior Housing Properties Trust, 5.625% Sr.
Nts. , 5/11/26[1]		490,000	522,462	Unsec.	8,575	198,769
AES Corp.:				Senior Housing Properties Trust, 6.25% Sr.
4.00% Sr. Unsec. Nts. , 3/15/21		275,000	279,375	Unsec. , Non-Vtg.	6,375	169,320
6.00% Sr. Unsec. Nts. , 5/15/26		380,000	404,692	Synovus Financial Corp. , 6.30% Non-Cum. ,
Calpine Corp. :				Series D, Non-Vtg. [US0003M+335.2][2]	17,691	458,551
5.25% Sr. Sec. Nts. , 6/1/26[1]		965,000	963,794	US Bancorp, 6.50% Non-Cum. , Non-Vtg.
5.75% Sr. Unsec. Nts. , 1/15/25		720,000	718,200	[US0003M+446.8][2]	36,325	972,784
5.875% Sr. Sec. Nts. , 1/15/24[1]		275,000	282,562	Vornado Realty Trust, 5.70%, Cum.	1,271	32,080
Clearway Energy Operating LLC, 5.75%				Wells Fargo & Co. , 6.625% Non-Cum. , Non-
Sr. Unsec. Nts. , 10/15/25[1]		285,000	287,138	Vtg. [US0003M+369][2]	3,986	110,133
Drax Finco plc, 6.625% Sr. Sec. Nts. ,				Total Preferred Stocks (Cost $12,036,682)		11,839,972
11/1/25[1]		275,000	279,813
NRG Energy, Inc.:
6.625% Sr. Unsec. Nts. , 1/15/27		665,000	718,200	Common Stocks—0.2%
7.25% Sr. Unsec. Nts. , 5/15/26		520,000	574,049	Advanced Micro Devices, Inc.[15]	7,285	185,913
Vistra Operations Co. LLC, 5.50% Sr.				Alcoa Corp.[15]	1,726	48,604
Unsec. Nts. , 9/1/26[1]		280,000	291,900	Arco Capital Corp. Ltd.[1,11,15,16]	690,638	—
			5,322,185	Claire's Holdings LLC[15]	235	158,625
				Concho Resources, Inc.	1,803	200,061
Multi-Utilities—0.1%				CVS Health Corp.	3,962	213,671
Crestwood Midstream Partners LP/				Freeport-McMoRan, Inc.	6,771	87,278
Crestwood Midstream Finance Corp. ,				Intelsat SA15	21,150	331,209
6.25% Sr. Unsec. Nts. , 4/1/23		265,000	272,950	International Game Technology plc	18,841	244,745
				JSC Astana Finance, GDR[1,11,15]	446,838	—

		19	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value	Principal Amount			Value
Common Stocks (Continued)			Structured Securities (Continued)
Micron Technology, Inc.[15]	4,613 $	190,655	Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds: (Continued)
Premier Holdings Ltd.[11,15]	18,514	—	3.098% Sr. Sec. Nts. , 4/30/25[1,9]		$969,950 $	882,703
Quicksilver Resources, Inc.[11,15]	4,151,000	—	3.131% Sr. Sec. Nts. , 4/30/25[1,9]		867,013	789,025
Sabine Oil[11,15]	837	24,273	3.179% Sr. Sec. Nts. , 4/30/25[1,9]		1,079,501	982,400
Targa Resources Corp.	1,315	54,638	3.231% Sr. Sec. Nts. , 4/30/25[1,9]		1,232,087	1,121,260
Teck Resources Ltd. , Cl. B	7,945	184,165	3.265% Sr. Sec. Nts. , 4/30/25[1,9]		984,293	895,756
Western Digital Corp.	3,991	191,808	3.346% Sr. Sec. Nts. , 4/30/25[1,9]		925,194	841,973
XPO Logistics, Inc.[15]	1,681	90,337	Morgan Stanley, Russian Federation
Total Common Stocks (Cost $6,724,813)		2,205,982	Total Return Linked Bonds, Series 007,
			Cl. VR, 2.66%, 8/22/34[11]	RUB	24,807,284	76,239

Rights, Warrants and Certificates—0.0%	Units		Total Structured Securities (Cost $7,698,454)			7,414,220
Affinion Group Wts. , Strike Price $1, Exp.			Short-Term Notes—0.7%
11/10/22[11,15]	8,816	14,974	Arab Republic of Egypt Treasury Bills,
Sabine Oil Tranche 1 Wts. , Strike Price $4.49,			17.657%, 8/6/19[9]	EGP	89,700,000	4,929,007
Exp. 8/11/26[11,15]	2,612	11,101	Argentine Republic Treasury Bills:
Sabine Oil Tranche 2 Wts. , Strike Price $2.72,			0.00% Unsec. Nts. , 4/30/19-6/28/19[9]	ARS	214,200,000	5,545,600
Exp. 8/11/26[11,15]	549	1,922	Total Short-Term Notes (Cost $11,354,141)			10,474,607
Total Rights, Warrants and Certificates (Cost $420,786)		27,997			Shares
Principal Amount			Investment Companies—11.4%
Structured Securities—0.5%			OFI Carlyle Private Credit Fund, Cl. I17		132,653	1,280,127
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:			Oppenheimer Limited-Term Bond Fund, Cl. I17		1,667,604	7,537,568
3.003% Sr. Sec. Nts. , 4/30/25[1,9]	$881,750	802,436	Oppenheimer Master Event-Linked Bond Fund,
3.054% Sr. Sec. Nts. , 4/30/25[1,9]	1,123,486	1,022,428	LLC[17]		1,954,233	30,389,028
			Oppenheimer Master Loan Fund, LLC[17]		4,197,582	73,203,397
			Oppenheimer Ultra-Short Duration Fund, Cl.
			Y17		10,308,002	51,540,008
			Total Investment Companies (Cost $174,512,258)			163,950,128

								Notional
					Expiration			Amount
	Counterparty			Exercise Price	Date		Contracts	(000's)	Value
Over-the-Counter Options Purchased—1.0%
AUD Currency Call[15]	BOA		USD	0.717	6/3/19	AUD	25,500,000	AUD 200,000 $	231,469
BRL Currency Call[15]	JPM		BRL	3.200	4/25/19	BRL	48,000,000	BRL 482,560	672
BRL Currency Call[15]	CITNA-B		BRL	3.200	4/25/19	BRL	48,000,000	BRL 512,000	672
BRL Currency Put[15]	GSCO-OT		BRL	3.430	3/30/20	BRL	1,457,000	BRL 10,000	313,294
BRL Currency Call[15]	JPM		BRL	3.000	5/16/19	BRL	550,000	BRL 5,000	261
BRL Currency Call[15]	GSCO-OT		BRL	3.150	5/20/19	BRL	424,096	BRL 5,000	318
BRL Currency Call[15]	JPM		BRL	3.150	5/20/19	BRL	424,096	BRL 5,000	318
BRL Currency Put[15]	GSCO-OT		BRL	3.430	3/30/20	BRL	1,457,000	BRL 10,000	313,294
BRL Currency Put[15]	GSCO-OT		BRL	3.432	3/27/20	BRL	1,460,000	BRL 10,500	314,146
BRL Currency Call[15]	JPM		BRL	3.354	9/25/19	BRL	600,000	BRL 5,150	26,957
BRL Currency Call[15,18]	JPM		BRL	3.200	10/17/19	BRL	1,414,000	BRL 32,000	33,904
BRL Currency Call[15]	GSCO-OT		BRL	3.629	5/2/19	BRL	52,976,100	BRL 362,850	9,471
BRL Currency Put[15]	GSCO-OT		BRL	3.350	12/6/19	BRL	586,000	BRL 5,000	49,885
BRL Currency Call[15]	GSCO-OT		BRL	3.400	12/10/19	BRL	586,000	BRL 5,300	73,759
CAD Currency Call[15]	RBC		CAD	1.310	5/21/19	CAD	36,500,000	CAD 250,000	70,268
CLP Currency Call[15]	CITNA-B		CLP	642.000	5/2/19	CLP	11,267,100,000	CLP 96,300,000	7,887
CLP Currency Call[15]	GSCO-OT		CLP	641.000	8/5/19	CLP	10,256,000,000 CLP 128,200,000		62,254
CLP Currency Call[15]	CITNA-B		CLP	643.700	11/4/19	CLP	18,914,000,000	CLP 64,370,000	264,796
EUR Currency Put[15]	GSCO-OT		NOK	8.360	1/6/21	EUR	3,650,000	EUR 12,500	274,965
EUR Currency Put[15]	GSCO-OT		NOK	8.648	1/6/21	EUR	3,650,000	EUR 12,500	541,723
EUR Currency Put[15]	CITNA-B		ZAR	16.450	6/27/19	EUR	29,100,000	EUR 200,000	977,843
EUR Currency Call[15]	SCB		USD	1.180	4/4/19	EUR	90,000,000	EUR 300,000	1,165
EUR Currency Put[15]	JPM		ZAR	16.378	1/6/20	EUR	7,300,000	EUR 75,000	259,879
EUR Currency Call[15]	CITNA-B		USD	1.168	5/9/19	EUR	87,600,000	EUR 600,000	20,498
EUR Currency Put[15]	JPM		RUB	73.550	6/27/19	EUR	26,317,000	EUR 200,000	386,819
EUR Currency Put[15]	BOA		SEK	9.250	4/29/20	EUR	2,800,000	EUR 10,000	205,534
Federal Republic of
Germany Government
Bonds Put[15]	MSCO		EUR	100.468	3/30/20	EUR	24,285,000	EUR 62,264,174	9,732
Federal Republic of
Germany Government
Bonds Put[15]	MSCO		EUR	100.468	3/19/20	EUR	24,285,000	EUR 62,264,174	9,074
Federal Republic of
Germany Government
Bonds Put[15]	MSCO		EUR	100.468	4/2/20	EUR	24,300,000	EUR 62,274,721	9,956

		20	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

								Notional
					Expiration			Amount
	Counterparty		Exercise Price		Date		Contracts	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
French Republic
Government Bonds Call[15]	MSCO	EUR	116.740		6/25/19	EUR	10,000,000	EUR 28,117,920 $	202,468
INR Currency Call[15]	GSCO-OT	INR	68.950		6/21/19	INR	504,050,000	INR 6,895,000	54,679
JPY Currency Call[15]	BOA	JPY	109.000		8/22/19	JPY	3,187,300,000	JPY 10,900,000	423,337
JPY Currency Call[15]	BOA	JPY	107.850		4/24/19	JPY	6,312,732,000	JPY 21,570,000	57,635
JPY Currency Call[15]	SCB	JPY	109.000		8/22/19	JPY	3,187,000,000	JPY 10,900,000	423,297

KRW Currency Call[15]	GSCO-OT	KRW	1125.000		7/18/19	KRW	16,425,000,000	KRW112,500,000	143,390
MXN Currency Call[15]	BOA	MXN	18.553		1/14/20	MXN	542,710,000	MXN 1,855,250	225,046
MXN Currency Call[15]	CITNA-B	MXN	18.578		8/15/19	MXN	139,332,500	MXN 1,393,328	38,456
MXN Currency Call[15]	GSCO-OT	MXN	19.733		3/4/20	MXN	384,700,000	MXN 3,946,500	484,033
MXN Currency Call[15]	SCB	MXN	19.050		6/18/19	MXN	554,355,000	MXN 2,857,500	221,143
MXN Currency Call[15,19]	CITNA-B	MXN	18.000		10/23/19	MXN	750,000	MXN 5,500	63,555
RUB Currency Call[15]	JPM	RUB	59.500		6/7/19	RUB	1,682,200,000	RUB 14,875,000	20,186
RUB Currency Call[15]	GSCO-OT	RUB	57.300		3/30/20	RUB	2,914,000	RUB 20,500	341,916
RUB Currency Call[15]	JPM	RUB	70.000		2/25/21	RUB	1,535,200,000	RUB 5,250,000	1,231,537
RUB Currency Call[15]	GSCO-OT	RUB	70.000		2/5/21	RUB	511,000,000	RUB 7,350,000	411,631
S&P 500 Index Put[15]	BOA	USD	2632.590		2/21/20	USD	21,973	USD 62,281	2,024,725
S&P 500 Index Put[15]	GSCOI	USD	2679.690		3/13/20	USD	20,733	USD 58,766	2,249,716
S&P 500 Index Put[15]	JPM	USD	2658.670		2/26/20	USD	15,621	USD 44,276	1,551,090
SGD Currency Put[15]	GSCO-OT	CNY	4.948		5/17/19	SGD	21,900,000	SGD 150,000	43,477
TRY Currency Put[15]	JPM	TRY	4.000		5/23/19	TRY	710,000	TRY 10,000	6,757
ZAR Currency Call[15]	GSCO-OT	ZAR	13.613		1/27/20	ZAR	99,512,000	ZAR 1,020,938	144,768
Total Over-the-Counter Options Purchased (Cost $21,395,127)									14,833,655
		Buy /Sell				Expiration
	Counterparty	Protection Reference Asset			Fixed Rate	Date	Notional Amount (000's)
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit Default Swap
maturing 12/20/23 Put[15]	JPM	Buy	CDX. NA. HY. 31		5.000%	4/17/19	USD	36,500	31,171
			ITraxx Europe
Credit Default Swap		Crossover Series 30
maturing 12/20/23 Put[15]	JPM	Buy	Version 2		3.000	4/17/19	EUR	25,620	63,341
Credit Default Swap
maturing 12/20/23 Put[15]	JPM	Buy	CDX. NA. HY. 31		3.000	5/15/19	EUR	36,600	209,304
Credit Default Swap
maturing 12/20/23 Put[15]	JPM	Buy	CDX. NA. HY. 31		5.000	5/15/19	USD	29,100	62,099
Total Over-the-Counter Credit Default Swaptions Purchased (Cost $795,789)									365,915
		Pay / Receive				Expiration
	Counterparty	Floating Rate	Floating Rate		Fixed Rate	Date	Notional Amount (000's)
Over-the-Counter Interest Rate Swaptions Purchased—0.2%
		MAX [((CMS10 minus
Interest Rate Cap maturing		CMS2) minus 0.32%),
2/22/21 Put[15]	MSCO	Receive	0.00	%] * 10	32.000%	2/25/21	USD	35,000	630,000
Interest Rate Swap maturing			Three-Month
2/2/21 Put[15]	MSCO	Receive	USD-LIBOR-BBA		2.860	2/21/20	USD	45,800	471,740
Interest Rate Swap maturing			Six-Month EUR
3/31/26 Put[15]	JPM	Receive	EURIBOR		1.122	3/29/21	EUR	146,200	275,920
Interest Rate Swap maturing			Three-Month
5/30/25 Put[15]	BOA	Receive	CAD-BA-CDOR		2.588	3/30/20	CAD	195,000	678,399
Interest Rate Swap maturing			Six-Month EUR
8/12/29 Put[15]	JPM	Receive	EURIBOR		0.718	8/8/19	EUR	54,800	188,245
Interest Rate Swap maturing			Three-Month
8/19/20 Put[15]	GSCOI	Receive	USD-LIBOR-BBA		3.350	5/14/19	USD	146,500	—
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $2,531,943)									2,244,304
Total Investments, at Value (Cost $1,634,048,057)								110.0%	1,583,894,838
Net Other Assets (Liabilities)								(10.0)	(144,492,951)
Net Assets								100.0%	$1,439,401,887

Footnotes to Consolidated Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $385,027,371 or 26.75% of the Fund's net assets at period end.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

21 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Restricted security. The aggregate value of restricted securities at period end was $7,685,148, which represents 0.53% of the Fund's net assets. See Note 4 of the accompanying
Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Affinion Group, Inc. , 12.50% Sr. Unsec. Nts. , 11/10/22	1/15/13-11/10/18 $	905,067	$673,236	$(231,831)
Clear Channel International BV, 8.75% Sr. Unsec. Nts. ,
12/15/20	8/9/17	268,370	273,281	4,911
Eagle Intermediate Global Holding BV/Ruyi US Finance
LLC, 7.50% Sr. Sec. Nts. , 5/1/25	9/27/18	280,311	282,150	1,839
EP Energy LLC/Everest Acquisition Finance, Inc. ,
9.375% Sec. Nts. , 5/1/24	1/29/13-10/23/18	2,460,829	1,040,980	(1,419,849)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A,
2.82%, 7/15/22	1/30/18	545,136	544,386	(750)
Golden Nugget, Inc. , 6.75% Sr. Unsec. Nts. , 10/15/24	9/20/16-9/12/17	1,366,434	1,380,275	13,841
Hartford Financial Services Group, Inc. (The), 4.809%
[US0003M+212.5] Jr. Sub. Nts. , 2/12/47	1/18/18-1/22/18	670,914	595,279	(75,635)
HTA Group Ltd. , 9.125% Sr. Unsec. Nts. , 3/8/22	3/1/17-3/7/18	458,312	476,116	17,804
Minejesa Capital BV, 4.625% Sr. Sec. Nts. , 8/10/30	11/9/17-5/11/18	1,102,082	1,138,238	36,156
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23	11/9/17	815,000	754,894	(60,106)
Williams Scotsman International, Inc. , 6.875% Sr. Sec.
Nts. , 8/15/23	7/31/2018	525,000	526,313	1,313
		$9,397,455	$7,685,148	$(1,712,307)

4. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United
States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $193,103,455 or 13.42% of the
Fund's net assets at period end.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline.
Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,029,121 or 0.21% of the
Fund’s net assets at period end.
6. Interest rate is less than 0.0005%.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.
8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
9. Zero coupon bond reflects effective yield on the original acquisition date.
10. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate.  See Note 4 of the accompanying Consolidated Notes.
11. The value of this security was determined using significant unobservable inputs.  See Note 3 of the accompanying Consolidated Notes.
12. Interest or dividend is paid-in-kind, when applicable.
13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
14. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
15. Non-income producing security.
16. Security received as the result of issuer reorganization.
17. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
OFI Carlyle Private Credit Fund, Cl. I	—	132,653	—	132,653
Oppenheimer Institutional Government Money Market Fund, Cl. E	70,746,424	169,146,233	239,892,657	—
Oppenheimer Limited-Term Bond Fund, Cl. I	1,654,825	12,779	—	1,667,604
Oppenheimer Master Event-Linked Bond Fund, LLC	1,954,233	—	—	1,954,233
Oppenheimer Master Loan Fund, LLC	8,607,367	—	4,409,785	4,197,582
Oppenheimer Ultra-Short Duration Fund, Cl. Y	10,238,165	69,837	—	10,308,002
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
OFI Carlyle Private Credit Fund, Cl. I	$1,280,127	$23,853	$—	$(19,873)
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	331,882	—	—
Oppenheimer Limited-Term Bond Fund, Cl. I	7,537,568	57,460	—	116,136
Oppenheimer Master Event-Linked Bond Fund, LLC	30,389,028	610,542[a]	(13,208)[a]	26,665[a]
Oppenheimer Master Loan Fund, LLC	73,203,397	1,607,756[b]	(1,019,433)[b]	3,780,276[b]
Oppenheimer Ultra-Short Duration Fund, Cl. Y	51,540,008	347,972	—	102,382
Total	$163,950,128	$2,979,465	$(1,032,641)	$4,005,586

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
18. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 3.2 BRL per 1USD
19. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to18 MXN per 1USD

22 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings		Value	Percent
United States		$952,210,759	60.1%
Mexico		53,100,798	3.3
Greece		52,775,930	3.3
India		44,450,829	2.8
Brazil		42,311,135	2.7
France		38,943,216	2.5
Argentina		37,453,658	2.4
Indonesia		37,451,210	2.4
United Kingdom		34,838,792	2.2
South Africa		33,463,560	2.1
Spain		28,295,260	1.8
Canada		20,176,114	1.3
China		19,135,096	1.2
Switzerland		15,687,034	1.0
Egypt		15,481,865	1.0
Netherlands		13,901,657	0.9
Colombia		12,865,435	0.8
Turkey		12,758,332	0.8
Italy		8,850,009	0.6
Thailand		8,587,117	0.5
Ukraine		7,891,815	0.5
Luxembourg		7,378,089	0.5
Peru		7,101,864	0.4
Russia		4,678,288	0.3
Dominican Republic		4,436,475	0.3
Ghana		4,301,521	0.3
Ecuador		4,297,669	0.3
Kazakhstan		4,013,061	0.2
Ivory Coast		3,968,737	0.2
Ireland		3,586,435	0.2
Sri Lanka		3,262,159	0.2
Eurozone		3,129,316	0.2
Oman		2,837,596	0.2
Saudi Arabia		2,573,154	0.2
Israel		2,496,724	0.2
Portugal		2,480,566	0.1
United Arab Emirates		2,404,827	0.1
Angola		1,896,825	0.1
Cayman Islands		1,876,848	0.1
Supranational		1,785,103	0.1
New Zealand		1,784,878	0.1
Azerbaijan		1,730,573	0.1
Gabon		1,599,679	0.1
Fiji		1,538,543	0.1
Australia		1,514,667	0.1
Bermuda		1,472,659	0.1
Iraq		1,404,810	0.1
Hong Kong		1,221,336	0.1
Senegal		1,215,660	0.1
Nigeria		1,173,618	0.1
Germany		1,137,084	0.1
Serbia		1,062,672	0.1
Belgium		1,017,167	0.1
Singapore		953,159	0.1
Morocco		952,741	0.1
Japan		904,270	0.1
Finland		873,060	0.0
Paraguay		556,831	0.0
Mauritius		476,116	0.0
Zambia		470,281	0.0
Uruguay		403,037	0.0
Chile		334,937	0.0
St. Lucia		282,150	0.0
Trinidad and Tobago		275,000	0.0
Macau		261,642	0.0
South Korea		143,390	0.0
Total		$1,583,894,838	100.0%

23	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts as of March 31, 2019
						Unrealized	Unrealized
Counterparty	Settlement Month(s)	Currency Purchased (000's)			Currency Sold (000's)	Appreciation	Depreciation
BAC	04/2019	BRL	4,570	USD	1,173 $	—	$5,586
BAC	05/2019	EUR	175	USD	199	—	2,463
BAC	06/2019	KRW	2,937,600	USD	2,604	—	16,611
BAC	06/2019	MYR	760	USD	186	410	—
BAC	04/2019	USD	1,220	BRL	4,570	53,093	—
BAC	06/2019	USD	16,437	MXN	320,720	121,993	—
BAC	05/2019	USD	11,527	NOK	98,905	42,158	—
BOA	05/2019	AUD	19,000	USD	13,486	21,913	6,721
BOA	05/2019 - 06/2019	EUR	28,685	USD	32,800	—	453,354
BOA	06/2019	INR	276,100	USD	3,915	21,096	—
BOA	05/2019	USD	52,823	EUR	46,390	609,693	—
BOA	06/2019	USD	25,616	IDR	369,851,000	—	28,597
BOA	06/2019	USD	46,505	INR	3,276,200	27,570	223,892
BOA	08/2019	USD	6,414	PLN	24,400	31,017	—
BOA	06/2019	USD	2,203	ZAR	32,460	—	25,337
CITNA-B	04/2019 - 06/2019	BRL	318,459	USD	81,774	834,556	1,375,024
CITNA-B	06/2019	COP	23,809,000	USD	7,539	—	102,091
CITNA-B	05/2019	EUR	3,790	USD	4,299	—	33,398
CITNA-B	05/2019	NOK	112,820	USD	13,314	—	213,869
CITNA-B	06/2019	RUB	749,300	USD	11,304	—	9,541
CITNA-B	05/2019	SEK	160,600	USD	17,759	—	435,621
CITNA-B	04/2019 - 05/2019	USD	79,150	BRL	305,610	1,256,551	99,962
CITNA-B	06/2019	USD	9,478	COP	29,934,000	128,354	—
CITNA-B	05/2019	USD	708	GBP	545	—	2,966
CITNA-B	06/2019	USD	34,348	MXN	674,700	25,842	—
CITNA-B	06/2019	USD	1,267	RUB	84,000	1,070	—
CITNA-B	06/2019	USD	8,638	THB	272,800	24,549	—
CITNA-B	10/2019	USD	3,466	TRY	22,230	26,525	—
CITNA-B	06/2019	USD	32,657	ZAR	474,980	49,489	—
CITNA-B	06/2019	ZAR	32,460	USD	2,232	—	3,382
DEU	05/2019	EUR	14,605	USD	16,669	—	232,673
DEU	05/2019	USD	79,075	EUR	69,180	1,220,567	—
GSCO-OT	04/2019 - 03/2021	BRL	88,215	USD	22,400	3,751	636,309
GSCO-OT	08/2019	CLP	4,545,900	USD	6,960	—	281,084
GSCO-OT	01/2021	EUR	23,500	USD	28,433	—	707,668
GSCO-OT	08/2019	PLN	24,400	USD	6,557	—	174,592
GSCO-OT	10/2019	TRY	65,350	USD	10,836	—	725,089
GSCO-OT	05/2019 - 03/2021	USD	43,591	BRL	178,310	198,169	676,861
GSCO-OT	01/2021	USD	28,912	NOK	243,000	295,297	—
GSCO-OT	10/2019	USD	5,475	TRY	39,450	—	628,506
GSCO-OT	08/2019	USD	9,624	ZAR	137,824	253,917	16,822
GSCO-OT	05/2019	ZAR	10,470	USD	730	—	9,793
HSBC	04/2019	ARS	61,700	USD	1,453	—	32,521
HSBC	05/2019	EUR	2,055	USD	2,344	—	31,153
HSBC	04/2019	INR	437,000	USD	6,358	—	80,242
HSBC	04/2019	USD	1,424	ARS	61,700	2,989	—
HSBC	05/2019	USD	1,511	EUR	1,340	3,264	—
HSBC	06/2019	USD	366	TRY	2,110	13,593	—
JPM	04/2019	ARS	60,000	USD	1,435	—	62,824
JPM	04/2019	BRL	25,980	USD	6,667	—	31,758
JPM	05/2019	EUR	7,220	USD	8,194	—	69,113
JPM	04/2019	GBP	7,320	USD	9,721	—	180,167
JPM	06/2019	HUF	23,000	USD	83	—	2,394
JPM	09/2019	IDR	188,087,000	USD	11,898	994,954	—
JPM	05/2019	JPY	143,000	USD	1,313	—	17,728
JPM	05/2019	NOK	50,000	USD	5,815	—	8,976
JPM	06/2019	PLN	370	USD	98	—	892
JPM	04/2019	USD	1,476	ARS	60,000	103,432	—
JPM	05/2019	USD	13,436	AUD	19,000	25,200	90,350
JPM	04/2019	USD	10,067	BRL	37,373	526,319	—
JPM	08/2019	USD	6,993	CLP	4,545,900	313,737	—
JPM	05/2019	USD	75,616	EUR	66,135	1,169,857	—
JPM	05/2019	USD	12,486	GBP	9,390	232,078	—
JPM	05/2019	USD	1,803	NOK	15,500	2,783	—
JPM	06/2019	USD	9,527	TRY	54,920	354,767	—
JPM	08/2019	ZAR	44,824	USD	3,039	16,822	—
RBC	05/2019	EUR	13,390	USD	15,237	—	167,260

	24	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Forward Currency Exchange Contracts (Continued)
						Unrealized	Unrealized
Counterparty	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Appreciation	Depreciation
RBC	05/2019	JPY	142,000	USD	1,304 $	—	$18,162
RBC	05/2019	NOK	48,905	USD	5,652	26,700	—
RBC	05/2019	USD	18,534	EUR	16,260	232,874	—
RBC	05/2019	USD	1,854	NOK	16,040	—	8,757
SCB	09/2019	IDR	305,067,000	USD	21,200	—	287,902
SCB	05/2019	USD	25,403	EUR	22,000	598,401	—
SCB	09/2019	USD	11,553	IDR	188,087,000	—	1,339,915
SCB	05/2019	USD	747	ZAR	10,470	26,228	—
SCB	08/2019	ZAR	93,000	USD	6,560	—	229,213
Total Unrealized Appreciation and Depreciation						$9,891,578 $	9,787,139
1

Futures Contracts as of March 31, 2019
					Notional		Unrealized
			Number of		Amount		Appreciation/
Description	Buy/Sell	Expiration Date	Contracts		(000's)	Value	(Depreciation)
Euro-BUND	Sell	6/06/19	179	EUR	33,285 $	33,399,949	$(114,751)
United States Treasury Long Bonds	Buy	6/19/19	23	USD	3,387	3,442,094	54,832
United States Treasury Long Bonds	Sell	6/19/19	173	USD	25,089	25,890,531	(802,007)
United States Treasury Nts. , 10 yr.	Buy	6/19/19	151	USD	18,488	18,757,031	269,264
United States Treasury Nts. , 10 yr.	Sell	6/19/19	173	USD	21,165	21,489,844	(324,596)
United States Treasury Nts. , 2 yr.	Buy	6/28/19	86	USD	18,252	18,326,063	74,408
United States Treasury Nts. , 2 yr.	Sell	6/28/19	506	USD	107,425	107,825,438	(400,527)
United States Treasury Nts. , 5 yr.	Buy	6/28/19	133	USD	15,281	15,405,141	124,511
United States Ultra Bonds	Buy	6/19/19	68	USD	11,009	11,424,000	415,040
							$(703,826)
1

Over-the-Counter Options Written at March 31, 2019
							Notional
						Number of	Amount
Description	Counterparty		Exercise Price	Expiration Date		Contracts	(000's) Premiums Received		Value
AUD Currency Call	BOA	USD	0.749	6/3/19	AUD	(25,500,000)	AUD 200,000 $	35,506 $	(19,413)
AUD Currency Put	BOA	USD	0.689	6/3/19	AUD	(25,500,000)	AUD 200,000	128,867	(94,532)
BRL Currency Put[1]	GSCO-OT	BRL	4.500	3/30/20	BRL	(1,457,000)	BRL 10,000	254,684	(332,045)
BRL Currency Put[1]	GSCO-OT	BRL	4.500	3/30/20	BRL	(1,457,000)	BRL 10,000	254,684	(332,045)
BRL Currency Put[1]	GSCO-OT	BRL	4.500	3/27/20	BRL	(1,460,000)	BRL 10,500	254,624	(334,717)
BRL Currency Put	GSCO-OT	BRL	3.880	5/2/19	BRL	(56,640,700)	BRL 387,950	163,359	(343,762)
BRL Currency Put[2]	GSCO-OT	BRL	4.500	12/6/19	BRL	(586,000)	BRL 5,000	103,839	(86,098)
BRL Currency Put[3]	GSCO-OT	BRL	4.500	12/10/19	BRL	(586,000)	BRL 5,300	121,888	(86,377)
BRL Currency Put[1]	GSCO-OT	BRL	4.230	3/4/21	BRL	(61,600,000)	BRL 423,000	689,978	(833,595)
BRL Currency Call	GSCO-OT	BRL	3.463	5/2/19	BRL	(50,559,800)	BRL 346,300	69,540	(4,202)
BRL Currency Put	JPM	BRL	3.850	4/4/19	BRL	(56,200,000)	BRL 385,000	120,613	(287,012)
BRL Currency Call	JPM	BRL	3.700	4/4/19	BRL	(54,000,000)	BRL 370,000	84,831	(7,172)
BRL Currency Put[2]	JPM	BRL	4.250	3/4/21	BRL	(61,900,000)	BRL 425,000	653,227	(816,096)
CAD Currency Put	RBC	CAD	1.345	5/21/19	CAD	(36,500,000)	CAD 250,000	145,270	(158,330)
CAD Currency Call	RBC	CAD	1.280	5/21/19	CAD	(36,500,000)	CAD 250,000	81,030	(9,815)
CLP Currency Put	CITNA-B	CLP	678.000	5/2/19	CLP	(11,898,900,000)	CLP 101,700,000	130,744	(224,294)
CLP Currency Put	CITNA-B	CLP	785.750	11/4/19	CLP	(23,088,000,000)	CLP 78,575,000	504,513	(115,440)
CLP Currency Call	CITNA-B	CLP	621.000	5/2/19	CLP	(10,898,550,000)	CLP 93,150,000	77,448	(4,251)
CLP Currency Put	GSCO-OT	CLP	691.000	8/5/19	CLP	(11,056,000,000)	CLP 138,200,000	193,872	(267,998)
CLP Currency Call	GSCO-OT	CLP	607.000	8/5/19	CLP	(9,712,000,000)	CLP 121,400,000	88,928	(15,636)
COP Currency Put	BOA	COP	3268.000	5/23/19	COP	(23,850,000,000)	COP 163,400,000	60,063	(57,240)
COP Currency Call	BOA	CLP	3008.000	5/23/19	CLP	(21,950,000,000)	CLP 150,400,000	57,940	(11,195)
COP Currency Call	CITNA-B	COP	2981.000	5/2/19	COP	(43,523,000,000)	COP 298,100,000	105,902	(9,575)
COP Currency Put	CITNA-B	COP	3227.000	5/2/19	COP	(47,114,000,000)	COP 322,700,000	113,389	(112,131)
COP Currency Put	GSCO-OT	COP	3285.000	5/13/19	COP	(57,500,000,000)	COP 492,750,000	118,011	(90,850)
COP Currency Call	GSCO-OT	COP	3040.000	5/13/19	COP	(53,200,000,000)	COP 456,000,000	144,638	(25,536)
COP Currency Put	JPM	COP	3300.000	4/15/19	COP	(48,290,000,000)	COP 330,000,000	128,202	(21,248)
COP Currency Call	JPM	COP	3020.000	4/15/19	COP	(44,200,000,000)	COP 302,000,000	97,006	(7,956)
COP Currency Put	MSCO	COP	3280.560	6/26/19	COP	(47,800,000,000)	COP 328,056,000	90,083	(166,344)
COP Currency Call	MSCO	COP	3053.080	6/26/19	COP	(44,486,000,000)	COP 305,308,000	90,084	(56,052)
EUR Currency Call	BOA	INR	80.750	6/20/19	EUR	(11,700,000)	EUR 100,000	150,012	(107,267)
EUR Currency Put	CITNA-B	ZAR	15.750	6/27/19	EUR	(29,100,000)	EUR 200,000	253,457	(370,545)
EUR Currency Call	GSCO-OT	INR	81.200	7/18/19	EUR	(29,300,000)	EUR 150,000	635,130	(341,747)
EUR Currency Call[4]	GSCO-OT	NOK	11.000	1/6/21	EUR	(2,925,000)	EUR 10,000	586,026	(389,414)
EUR Currency Call[5]	GSCO-OT	ZAR	20.000	3/30/20	EUR	(2,593,460)	EUR 18,245	508,741	(643,138)
EUR Currency Call	GSCO-OT	INR	85.340	9/3/19	EUR	(14,600,000)	EUR 110,000	285,950	(76,196)
EUR Currency Call	GSCO-OT	KRW	1303.350	9/30/19	EUR	(21,860,000)	EUR 150,000	297,000	(362,888)

		25	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
							Notional
						Number of	Amount
Description	Counterparty		Exercise Price	Expiration Date		Contracts	(000’s) Premiums Received		Value
EUR Currency Put	GSCO-OT	ZAR	15.750	7/10/19	EUR	(7,120,000)	EUR 75,000 $	233,186 $	(98,224)
EUR Currency Call	JPM	INR	83.000	8/5/19	EUR	(14,600,000)	EUR 105,000	244,777	(115,940)
EUR Currency Put	JPM	RUB	73.800	8/5/19	EUR	(14,600,000)	EUR 105,000	163,059	(258,775)
EUR Currency Call	JPM	ZAR	16.793	5/31/19	EUR	(14,650,000)	EUR 75,000	226,983	(289,745)
EUR Currency Put	JPM	ZAR	15.035	5/31/19	EUR	(14,650,000)	EUR 75,000	174,502	(30,246)
EUR Currency Call	JPM	CLP	796.350	7/15/19	EUR	(7,300,000)	EUR 50,000	145,405	(72,665)
EUR Currency Call	JPM	ZAR	17.438	7/10/19	EUR	(7,120,000)	EUR 75,000	391,297	(132,733)
EUR Currency Call	JPM	ZAR	19.700	1/6/20	EUR	(7,300,000)	EUR 75,000	268,025	(164,370)
EUR Currency Call	JPM	ZAR	17.825	8/13/19	EUR	(7,300,000)	EUR 50,000	135,958	(146,424)
EUR Currency Put	JPM	RUB	71.400	6/27/19	EUR	(26,317,000)	EUR 200,000	178,290	(153,013)
EUR Currency Call	JPM	INR	80.400	6/21/19	EUR	(13,110,000)	EUR 100,000	171,113	(142,294)
EUR Currency Put	JPM	ZAR	14.713	1/6/20	EUR	(7,300,000)	EUR 75,000	96,532	(51,586)
EUR Currency Put	JPM	ZAR	15.300	8/13/19	EUR	(7,300,000)	EUR 50,000	135,958	(61,303)
French Republic Government
Bonds Call	MSCO	EUR	104.030	6/25/19	EUR	(27,800,000)	EUR 70,373,856	238,780	(275,711)
IDR Currency Put	GSCO-OT	IDR	15000.000	7/10/19	IDR	(390,000,000,000)	IDR 3,005,250,000	949,000	—
INR Currency Put	GSCO-OT	INR	80.050	10/14/19	INR	(1,131,600,000)	INR 8,005,000	282,723	(27,158)
INR Currency Call	GSCO-OT	INR	67.000	6/21/19	INR	(489,800,000)	INR 6,700,000	21,171	(13,068)
INR Currency Put	GSCO-OT	INR	71.650	6/21/19	INR	(523,780,000)	INR 7,165,000	44,512	(61,382)
JPY Currency Put	BOA	JPY	111.300	4/24/19	JPY	(6,514,669,000)	JPY 22,260,000	289,151	(189,577)
JPY Currency Call	BOA	JPY	104.150	4/24/19	JPY	(6,096,161,000)	JPY 20,830,000	203,108	(5,609)
JPY Currency Put	BOA	JPY	113.000	8/22/19	JPY	(4,956,400,000)	JPY 16,950,000	235,188	(214,959)
JPY Currency Call	BOA	JPY	105.000	8/22/19	JPY	(4,605,500,000)	JPY 15,750,000	341,465	(245,565)
JPY Currency Call	SCB	JPY	105.000	8/22/19	JPY	(4,605,500,000)	JPY 15,750,000	341,903	(245,565)
JPY Currency Put	SCB	JPY	113.000	8/22/19	JPY	(4,956,500,000)	JPY 16,950,000	249,799	(214,963)
KRW Currency Call[6]	GSCO-OT	KRW	1115.000	7/18/19	KRW	(16,279,000,000)	KRW 111,500,000	94,900	(57,790)
KRW Currency Put	GSCO-OT	KRW	1155.000	7/18/19	KRW	(16,863,000,000)	KRW 115,500,000	100,740	(119,896)
MXN Currency Put	BOA	MXN	22.363	1/14/20	MXN	(654,160,000)	MXN 2,236,250	661,254	(406,384)
MXN Currency Put	CITNA-B	MXN	19.625	4/16/19	MXN	(571,811,250)	MXN 1,962,500	134,976	(189,830)
MXN Currency Call	CITNA-B	MXN	19.000	4/16/19	MXN	(553,600,701)	MXN 1,900,000	134,977	(52,670)
MXN Currency Put	CITNA-B	MXN	22.828	8/15/19	MXN	(171,202,500)	MXN 1,712,108	192,431	(22,770)
MXN Currency Put	GSCO-OT	MXN	22.562	3/4/20	MXN	(439,800,000)	MXN 4,512,300	431,544	(323,600)
MXN Currency Call	GSCO-OT	MXN	18.099	3/4/20	MXN	(352,820,000)	MXN 3,619,700	173,033	(105,835)
MXN Currency Put	SCB	MXN	20.250	6/18/19	MXN	(589,275,000)	MXN 3,037,500	172,039	(305,863)
MXN Currency Call	SCB	MXN	18.550	6/18/19	MXN	(539,805,000)	MXN 2,782,500	109,649	(85,068)
RUB Currency Call	GSCO-OT	RUB	60.000	2/5/21	RUB	(438,000,000)	RUB 6,300,000	65,510	(62,222)
RUB Currency Put	GSCO-OT	RUB	80.000	2/5/21	RUB	(584,000,000)	RUB 8,400,000	335,194	(300,193)
RUB Currency Put	JPM	RUB	70.000	6/7/19	RUB	(1,979,100,000)	RUB 17,500,000	793,217	(193,952)
RUB Currency Call	JPM	RUB	60.000	2/25/21	RUB	(1,315,900,000)	RUB 4,500,000	238,946	(190,924)
RUB Currency Put	JPM	RUB	80.000	2/25/21	RUB	(1,754,500,000)	RUB 6,000,000	977,717	(932,324)
S&P 500 Index Put	BOA	USD	2335.470	2/21/20	USD	(21,973)	USD 62,281	1,274,951	(982,760)
S&P 500 Index Put	GSCO-OT	USD	2397.620	3/13/20	USD	(20,733)	USD 58,766	1,128,715	(1,168,197)
S&P 500 Index Put	JPM	USD	2378.810	2/26/20	USD	(15,621)	USD 44,276	873,033	(793,985)
SGD Currency Call	GSCO-OT	CNY	5.052	5/17/19	SGD	(21,900,000)	SGD 150,000	53,506	(16,687)
SGD Currency Put	GSCO-OT	CNY	4.862	5/17/19	SGD	(21,900,000)	SGD 150,000	28,374	(11,019)
TRY Currency Call	GSCO-OT	TRY	5.250	10/16/19	TRY	(77,000,000)	TRY 536,650	181,793	(191,270)
TRY Currency Put	GSCO-OT	TRY	6.750	1/15/20	TRY	(98,690,000)	TRY 702,000	686,181	(1,527,999)
TRY Currency Call	GSCO-OT	TRY	5.367	2/27/20	TRY	(78,325,000)	TRY 536,650	148,564	(270,654)
ZAR Currency Put	GSCO-OT	ZAR	16.208	1/27/20	ZAR	(118,482,000)	ZAR 1,215,563	214,236	(262,476)
ZAR Currency Call	GSCO-OT	ZAR	12.283	1/27/20	ZAR	(89,793,000)	ZAR 921,225	77,387	(26,311)
ZAR Currency Put	GSCO-OT	ZAR	15.000	8/23/19	ZAR	(548,300,000)	ZAR 5,250,000	906,925	(1,252,081)
ZAR Currency Put	GSCO-OT	ZAR	14.738	5/16/19	ZAR	(429,472,846)	ZAR 1,473,800	562,441	(538,954)
ZAR Currency Put	GSCO-OT	ZAR	14.646	5/27/19	ZAR	(102,522,000)	ZAR 1,464,600	187,628	(168,341)
Total Over-the-Counter Options Written								$24,580,825 $	(20,993,082)

1. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.70 BRL/USD
2. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.60 BRL/USD
3. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 3.61 BRL/USD
4. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 9.40 NOK/EUR
5. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 15.50 ZAR/EUR
6. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 1,085.00 KRW/USD.
1

Centrally Cleared Credit Default Swaps at March 31, 2019
									Unrealized
	Buy/Sell				Notional Amount	Premiums			Appreciation/
Reference Asset	Protection	Fixed Rate	Maturity Date		(000's)	Received/(Paid)		Value	(Depreciation)
Brazilian Government International	Buy	1.000%	6/20/24	USD	1,000 $	(36,276	) $	35,079	$(1,197)

Centrally Cleared Credit Default Swaps (Continued)
									Unrealized
		Buy/Sell				Notional Amount	Premiums		Appreciation/
Reference Asset		Protection	Fixed Rate	Maturity Date		(000’s)	Received/(Paid)	Value	(Depreciation)
Brazilian Government International		Buy	1.000%	6/20/24	USD	2,000 $	(75,684) $	70,266 $	(5,418)
Brazilian Government International		Buy	1.000	6/20/24	USD	1,750	(66,887)	61,483	(5,404)
CDX. EM. 31		Buy	1.000	6/20/24	USD	2,250	(78,550)	81,683	3,133
CDX. EM. 31		Buy	1.000	6/20/24	USD	2,000	(69,822)	72,697	2,875
CDX. HY. 32		Buy	5.000	6/20/24	USD	44,000	2,633,596	(3,013,181)	(379,585)
Federative Republic of Brazil		Sell	1.000	6/20/22	USD	2,500	154,768	(14,949)	139,819
Mexico Government International		Buy	1.000	6/20/24	USD	3,750	(80,097)	37,393	(42,704)
Mexico Government International		Buy	1.000	6/20/24	USD	3,250	(69,417)	32,263	(37,154)
Mexico Government International		Buy	1.000	6/20/24	USD	1,500	(21,658)	14,891	(6,767)
Republic Of South Africa Gover		Buy	1.000	6/20/24	USD	1,750	(78,888)	81,405	2,517
Republic Of South Africa Gover		Buy	1.000	6/20/24	USD	2,500	(112,697)	116,293	3,596
Russian Foreign Bond - Eurobon		Buy	1.000	6/20/24	USD	1,500	(28,307)	24,602	(3,705)
Total Cleared Credit Default Swaps							$2,070,081 $	(2,400,075) $	(329,994)

Over-the-Counter Credit Default Swaps at March 31, 2019
									Unrealized
		Buy/Sell				Notional Amount	Premiums		Appreciation/
Reference Asset	Counterparty	Protection	Fixed Rate	Maturity Date		(000's)	Received/(Paid)	Value	(Depreciation)
Hellenic Republic	BAC	Sell	1.000%	6/20/25	USD	1,414 $	235,247 $	(210,336) $	24,911
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD	3,534	529,497	(525,692)	3,805
Hellenic Republic	BAC	Sell	1.000	12/20/25	USD	3,400	528,719	(554,534)	(25,815)
Hellenic Republic	BAC	Sell	1.000	12/20/19	USD	2,350	35,260	165	35,425
Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD	1,410	222,469	(209,741)	12,728
iTraxx Europe Crossover Series 24
Version 1	JPM	Sell	5.000	12/20/20	EUR	2,900	(209,609)	224,039	14,430
Oriental Republic of Uruguay	BOA	Sell	1.000	12/20/21	USD	2,697	48,743	38,897	87,640
State Bank of India	BNP	Sell	1.000	9/20/19	USD	1,740	71,791	7,553	79,344
Total Over-the-Counter Credit Default Swaps							$1,462,117 $	(1,229,649) $	232,468

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:
		Total Maximum Potential
			Payments for Selling
Type of Reference Asset on			Credit Protection					Reference Asset
which the Fund Sold Protection			(Undiscounted)			Amount Recoverable*		Rating Range**
Investment Grade Single Name Corporate Debt			$1,740,000				$—		BBB-
Non-Investment Grade Corporate Debt			2,900,000				—		C
Investment Grade Sovereign Debt			2,697,000				—		BBB
Non-Investment Grade Sovereign Debt			14,608,000				3,750,000		BB- to BB
Total USD			$21,945,000				$3,750,000

*Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Centrally Cleared Interest Rate Swaps at March 31, 2019
						Notional			Unrealized
	Pay/Receive					Amount	Premiums		Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000's)	Received / (Paid)	Value	(Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR	2,475 $	— $	(186,619) $	(186,619)
		Six-Month
BNP	Receive	HUF-BUBOR-Reuters	3.280	10/26/28	HUF	475,700	—	(228,844)	(228,844)
BNP	Pay	MXN TIIE BANXICO	8.000	8/13/20	MXN	311,315	—	(13,686)	(13,686)
		Six-Month
BNP	Pay	HUF-BUBOR-Reuters	1.210	10/26/20	HUF	2,101,000	—	109,299	109,299
BOA	Pay	BZDI	9.160	7/1/22	BRL	144,900	—	(35,288)	(35,288)
		Three-Month USD
BOA	Receive	BBA LIBOR	2.304	5/30/22	USD	84,755	—	(68,484)	(68,484)
BOA	Pay	BBSW3M	1.560	3/22/22	AUD	20,750	—	(299,163)	(299,163)
		Three-Month USD
BOA	Receive	BBA LIBOR	2.410	3/26/22	USD	14,600	—	(41,065)	(41,065)
		Three-Month USD
BOA	Receive	BBA LIBOR	2.320	3/28/22	USD	10,000	—	(3,858)	(3,858)
BOA	Pay	BBSW3M	1.470	3/26/22	AUD	13,900	—	(5,133)	(5,133)

27 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
						Notional			Unrealized
	Pay/Receive					Amount	Premiums		Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000’s)	Received / (Paid)	Value	(Depreciation)
		Three-Month USD
BOA	Receive	BBA LIBOR	2.320%	3/28/22	USD	25,150 $	— $	(9,704) $	(9,704)
BOA	Pay	BBSW3M	1.500	3/26/22	AUD	34,500	—	8,857	8,857
BOA	Receive	BZDI	6.550	1/2/20	BRL	33,530	—	(3,681)	(3,681)
		Six-Month HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	HUF	825,000	—	85,575	85,575
CITNA-B	Receive	JIBA3M	8.050	2/22/29	ZAR	29,200	—	(11,655)	(11,655)
CITNA-B	Receive	JIBA3M	7.250	7/10/20	ZAR	104,000	—	(13,616)	(13,616)
DEU	Pay	MXN TIIE BANXICO	8.525	1/15/24	MXN	70,450	—	104,237	104,237
		Three-Month ZAR
DEU	Pay	JIBAR SAFEX	7.675	2/21/22	ZAR	26,465	—	23,088	23,088
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR	62,800	—	144,339	144,339
DEU	Receive	JIBA3M	7.500	8/15/20	ZAR	136,300	—	(51,713)	(51,713)
DEU	Receive	JIBA3M	7.120	6/29/19	ZAR	202,850	—	1,292	1,292
GSCOI	Pay	COOVIBR	4.380	3/5/20	COP	46,300,000	—	22,699	22,699
GSCOI	Pay	SORF6M	1.980	3/4/21	SGD	50,200	—	53,016	53,016
GSCOI	Receive	SORF6M	2.073	3/4/24	SGD	20,600	—	(101,133)	(101,133)
GSCOI	Pay	MXN TIIE BANXICO	8.055	3/2/22	MXN	208,200	—	48,055	48,055
GSCOI	Pay	COOVIBR	4.380	2/26/20	COP	93,400,000	—	33,843	33,843
GSCOI	Receive	COOVIBR	4.925	3/5/22	COP	16,000,000	—	(32,062)	(32,062)
GSCOI	Pay	COOVIBR	4.380	1/10/20	COP	49,450,000	—	22,930	22,930
GSCOI	Pay	MXN TIIE BANXICO	8.620	12/26/28	MXN	37,300	—	67,847	67,847
		Six-Month
GSCOI	Pay	GBP-LIBOR-BBA	3.450	10/15/25	GBP	6,930	—	77,977	77,977
GSCOI	Pay	COOVIBR	4.610	6/7/20	COP	20,710,000	—	29,632	29,632
GSCOI	Pay	BZDI	11.730	1/2/25	BRL	17,600	—	494,237	494,237
GSCOI	Receive	BZDI	8.235	1/2/20	BRL	45,400	—	(264,036)	(264,036)
GSCOI	Pay	MXN TIIE BANXICO	7.760	9/25/20	MXN	312,000	—	(52,902)	(52,902)
GSCOI	Pay	MXN TIIE BANXICO	8.480	10/27/20	MXN	155,730	—	40,760	40,760
GSCOI	Pay	MXN TIIE BANXICO	8.770	10/29/20	MXN	324,700	—	160,171	160,171
		Three-Month USD
GSCOI	Receive	BBA LIBOR	2.281	5/30/22	USD	94,000	—	(13,955)	(13,955)
		Three-Month COP IBR
GSCOI	Pay	OIS Compound	6.500	11/9/28	COP	6,000,000	—	86,365	86,365
HSBC	Receive	MXN TIIE BANXICO	8.600	1/18/29	MXN	40,600	—	(70,535)	(70,535)
HSBC	Pay	MXN TIIE BANXICO	8.320	1/28/21	MXN	151,000	—	33,999	33,999
JPM	Pay	MXN TIIE BANXICO	8.750	10/29/20	MXN	649,000	—	309,886	309,886
		Three-Month USD
JPM	Pay	BBA LIBOR	2.275	9/3/24	USD	25,900	—	24,458	24,458
		Three-Month ZAR
JPM	Pay	JIBAR SAFEX	7.930	11/27/22	ZAR	15,000	—	21,869	21,869
JPM	Pay	BUBOR06M	1.185	1/8/22	HUF	1,400,000	—	63,950	63,950
JPM	Pay	BZDI	10.940	1/2/23	BRL	22,770	—	465,453	465,453
JPM	Pay	BZDI	9.230	7/1/22	BRL	153,000	—	(27,658)	(27,658)
JPM	Pay	COOVIBR	4.890	10/17/20	COP	46,900,000	—	149,370	149,370
JPM	Pay	BZDI	9.280	7/1/22	BRL	119,900	—	(16,303)	(16,303)
JPM	Pay	MXN TIIE BANXICO	8.600	10/27/20	MXN	158,670	—	56,585	56,585
JPM	Receive	BUBOR06M	2.265	1/8/29	HUF	450,000	—	(49,114)	(49,114)
SIB	Receive	BZDI	6.560	1/2/20	BRL	58,700	—	(7,933)	(7,933)
SIB	Pay	BZDI	9.825	7/1/20	BRL	148,000	—	429,195	429,195
UBS	Receive	BBSW6M	1.823	3/21/24	AUD	43,100	—	(176,121)	(176,121)
UBS	Pay	BBSW3M	1.560	3/21/21	AUD	105,600	—	83,156	83,156
Total of Centrally Cleared Interest Rate Swaps						$	— $	1,467,879 $	1,467,879

Over-the-Counter Interest Rate Swaps at March 31, 2019
						Notional			Unrealized
	Pay/Receive					Amount Premiums			Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000's)	Received / (Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.330%	1/31/22	INR	210,000 $	— $	47,204 $	47,204
		Six-Month INR
		FBIL MIBOR OIS
BOA	Receive	Compound	5.790	3/6/21	INR	1,383,000	—	(11,936)	(11,936)
GSCOI	Receive	KWCDC	1.800	3/5/24	KRW	16,748,000	—	(123,538)	(123,538)
GSCOI	Pay	KWCDC	1.875	3/5/20	KRW	82,252,000	—	50,041	50,041

28 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Over-the-Counter Interest Rate Swaps (Continued)
						Notional			Unrealized
	Pay/Receive					Amount Premiums Received			Appreciation/
Counterparty	Floating Rate	Floating Rate	Fixed Rate	Maturity Date		(000’s)	/ (Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
SCB	Receive	Compound	6.438%	1/10/24	INR	250,000 $	— $	(99,761) $	(99,761)
Total of Over-the-Counter Interest Rate Swaps						$	— $	(137,990) $	(137,990)

Over-the-Counter Credit Default Swaptions Written at March 31, 2019
							Notional
		Buy/Sell					Amount
Description	Counterparty	Protection Reference Asset		Fixed Rate Expiration Date			(000	's)	Premiums Received	Value
Credit Default Swap maturing
12/20/23 Put	JPM	Sell	CDX. NA. HY. 31	5.000%	4/17/19	USD	36,500		$66,174	$(6,972)
Credit Default Swap maturing
12/20/23 Put	JPM	Sell	CDX. NA. HY. 31	5.000	4/17/19	USD	36,500		89,425	(9,965)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
12/20/23 Put	JPM	Sell	30 Version 2	5.000	5/15/19	EUR	36,600		102,174	(72,751)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
12/20/23 Put	JPM	Sell	30 Version 2	5.000	5/15/19	EUR	36,600		163,478	(117,379)
			iTraxx Europe
Credit Default Swap maturing			Crossover Series
12/20/23 Put	JPM	Sell	30 Version 2	5.000	4/17/19	EUR	51,240		134,461	(49,776)
Credit Default Swap maturing
12/20/23 Put	JPM	Sell	CDX. NA. HY. 31	5.000	5/15/19	USD	29,100		111,220	(31,806)
Credit Default Swap maturing
12/20/23 Put	JPM	Sell	CDX. NA. HY. 31	5.000	5/15/19	USD	29,100		122,627	(37,132)
Credit Default Swap maturing
12/20/23 Put	JPM	Sell	CDX. NA. HY. 31	5.000	6/19/19	USD	58,275		329,254	(250,116)
Total Over-the-Counter Credit Default Swaptions Written									$1,118,813	$(575,897)
1

Over-the-Counter Interest Rate Swaptions Written at March 31, 2019
		Pay/Receive			Expiration		Notional Amount
Description	Counterparty	Floating Rate Floating Rate		Fixed Rate	Date		(000	's)	Premiums Received	Value
Interest Rate Swap maturing			Three-Month
5/14/29 Call	BOA	Receive CAD-BA-CDOR		2.394%	5/14/19	CAD	39,600		$267,578	$(843,892)
Interest Rate Swap maturing			Three-Month
3/25/25 Call	BOA	ReceiveUSD-LIBOR-BBA		1.916	3/23/20	USD	146,200		724,713	(881,307)
Interest Rate Swap maturing			Three-Month
9/25/24 Call	BOA	ReceiveUSD-LIBOR-BBA		2.055	9/23/19	USD	146,200		562,870	(631,739)
Interest Rate Swap maturing			Six-Month PLN-
5/30/24 Put	GSCOI	Pay	WIBOR-WIBO	2.095	5/28/19	PLN	14,500		16,069	(4,851)
Interest Rate Swap maturing			Six-Month PLN-
5/30/24 Call	GSCOI	Receive	WIBOR-WIBO	2.095	5/28/19	PLN	14,500		16,069	(27,919)
Interest Rate Swap maturing			Six-Month EUR
8/12/29 Put	JPM	Pay	EURIBOR	0.868	8/8/19	EUR	109,700		582,818	(154,575)
Interest Rate Swap maturing			Three-Month
9/5/24 Call	JPM	ReceiveUSD-LIBOR-BBA		2.400	9/3/19	USD	72,985		306,537	(813,831)
Interest Rate Swap maturing			Three-Month
9/6/24 Call	JPM	ReceiveUSD-LIBOR-BBA		2.400	9/4/19	USD	73,000		306,600	(815,875)
			MAX [((CMS10
			minus CMS2)
Interest Rate Cap maturing			minus 0.52%),
2/22/21 Put	MSCO	Pay	0.00%] * 10	52.000	2/25/21	USD	35,000		266,000	(328,300)
			MAX [(0.02%
			minus (CMS10
Interest Rate Floor maturing			minus CMS2)),
2/22/21 Call	MSCO	Pay	0.00%] * 10	0.020	2/25/21	USD	35,000		385,000	(203,000)
Interest Rate Swap maturing			Three-Month
5/3/24 Call	NOM	ReceiveUSD-LIBOR-BBA		2.346	5/1/19	USD	80,500		128,800	(436,043)
Total Over-the-Counter Interest Rate Swaptions Written									$3,563,054	$(5,141,332)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International

	29	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Counterparty Abbreviations (Continued)
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG
Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand
Definitions
30YR CMT	30 Year Constant Maturity Treasury
BA-CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW3M	Bank Bill Swap Reference Rate (Australian Financial Market) 3 Month
BBSW6M	Bank Bill Swap Reference Rate (Australian Financial Market) 6 Month
BP0003M	ICE LIBOR GBP 3 Month
BUBOR	Budapest Interbank Offered Rate
BUBOR06M	Budapest Interbank Offered Rate 6 Month
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDX. NA. HY. 31	Market CDX High Yield Index
CDX. HY. 32	Market CDX High Yield Index
CDX. EM. 31	Markit CDX Emerging Markets Index
CMS2	2 yr ISDA Swap Floating Rate Option
CMS10	10 yr ISDA Swap Floating Rate Option
COOVIBR	Colombia IBR Overnight Nominal interbank Reference Rate
EUR003M	EURIBOR 3 Month fACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA8	EUR Swap Annual 8 Year
EUSA10	EUR Swap Annual 10 Year
EUSA11	EUR Swap Annual 11 Year
FBIL	Financial Benchmarks India Private Ltd.
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBR	Indicador Bancario de Referencia
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
ITraxx Europe Crossover Series 24 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
ITraxx Europe Crossover Series 30 Version 2	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange

30 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

Definitions (Continued)
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
KWCDC	South Korean Won Index
LIBOR01M	ICE LIBOR USD 1 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
MIBOR	Mumbai Interbank Offered Rate
OIS	Overnight Index Swap
PRIME4	United States Prime Rate-Quarterly
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
S&P	Standard & Poor's
TIIE	Interbank Equilibrium Interest Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

	31	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Global Strategic Income Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s main investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the
Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Strategic Income Fund/VA (Cayman)
Ltd., which is wholly-owned and controlled by the Fund. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25%
of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S.
issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the
Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.
    At period end, the Fund owned 88,909 shares with net assets of $7,285,180 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into

U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.
    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency

32 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

3. Securities Valuation (Continued)
rates, or the occurrence of other specific events.
    Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities		$—	$34,466,530	$—	$34,466,530
Mortgage-Backed Obligations		—	288,460,755	—	288,460,755
U. S. Government Obligations		—	98,784,383	—	98,784,383
Foreign Government Obligations		—	338,321,182	—	338,321,182
Corporate Loans		—	7,395,461	—	7,395,461
Corporate Bonds and Notes		—	603,081,318	28,429	603,109,747
Preferred Stocks		11,735,841	104,131	—	11,839,972
Common Stocks		2,023,084	158,625	24,273	2,205,982
Rights, Warrants and Certificates		—	—	27,997	27,997
Structured Securities		—	7,337,981	76,239	7,414,220
Short-Term Notes		—	10,474,607	—	10,474,607
Investment Companies		59,077,576	104,872,552	—	163,950,128
Over-the-Counter Options Purchased		—	14,833,655	—	14,833,655
Over-the-Counter Credit Default Swaptions Purchased		—	365,915	—	365,915
Over-the-Counter Interest Rate Swaptions Purchased		—	2,244,304	—	2,244,304
Total Investments, at Value		72,836,501	1,510,901,399	156,938	1,583,894,838

	33	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Other Financial Instruments:
Swaps, at value	$—	$367,899	$—	$367,899
Centrally cleared swaps, at value	—	3,880,195	—	3,880,195
Futures contracts	938,055	—	—	938,055
Forward currency exchange contracts	—	9,891,578	—	9,891,578
Unfunded loan commitments	—	954	—	954
Total Assets	$73,774,556	$1,525,042,025	$156,938	$1,598,973,519

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(1,735,538) $	—	$(1,735,538)
Centrally cleared swaps, at value	—	(4,812,391)	—	(4,812,391)
Options written, at value	—	(20,993,082)	—	(20,993,082)
Futures contracts	(1,641,881)	—	—	(1,641,881)
Forward currency exchange contracts	—	(9,787,139)	—	(9,787,139)
Swaptions written, at value	—	(5,717,229)	—	(5,717,229)
Total Liabilities	$(1,641,881) $	(43,045,379) $	—	$(44,687,260)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the
Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds. At period end, the Fund had no holdings in IGMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate.
Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as

34 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

4. Investments and Risks (Continued)
partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC ("Master Loan") and Oppenheimer Master Event-Linked Bond Fund, LLC
("Master Event-Linked Bond") (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the
Fund will have greater exposure to the risks of that Master Fund.
    The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The
Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 7.8% of Master Loan and
8.2% of Master Event-Linked Bond at period end.

Investment in OFI Carlyle Private Credit Fund. The Fund is permitted to invest in OFI Carlyle Private Credit Fund (“Carlyle Fund”), a closed-end management investment company that is operated as an interval fund.  OC Private Capital, LLC, a joint venture between the Manager and Carlyle
Investment Management LLC, is the investment adviser of Carlyle Fund.  Carlyle Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. The investment objective of Carlyle Fund is to produce current income.  The
Fund is subject to its proportional share of Carlyle Fund’s expenses, including management fees and incentive fees.  The Manager will waive fees and/
or reimburse Fund expenses in the amount of indirect management fees paid by the Fund to Carlyle Fund, net of management fee waivers and/or reimbursements received from Carlyle Fund.
    Carlyle Fund reports its net asset value per share (“NAV”) monthly and offers its shares monthly, at the then-current NAV. Carlyle Fund conducts quarterly repurchase offers for a limited amount of its shares; the Fund does not have the right to redeem its shares of Carlyle Fund daily or at will. The
Fund’s investment in Carlyle Fund may expose the Fund to liquidity risk, meaning that the Fund could be adversely affected by its inability to dispose of its investment in Carlyle Fund at a fair price or advantageous time, and/or may be less able to take advantage of other market opportunities due to its position in Carlyle Fund.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when structured security is sold or matures.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
    When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

35 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)
		When-Issued or
		Delayed Delivery
		Basis Transactions
	Purchased securities	$190,507,126
	Sold securities	18,342,127

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-
related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price.
During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
    At period end, the counterparty pledged $630,516 of collateral to the Fund for forward roll transactions.
    At period end, the Fund pledged $36,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated
Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:
Cost	$2,972,070
Market Value	$880,464
Market Value as % of Net Assets	0.06%

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the

36 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

5. Market Risk Factors (Continued)
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts
The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.
    Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation)
is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the
Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated
Statement of Operations in the annual and semiannual reports.
    The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.
    During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $381,480,783 and $621,543,623, respectively.
    Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant

37 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains
(losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of $64,935,797 and $208,850,889 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.
    Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.
Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
Interest Rate Options. The Fund may purchase or write call and put options on treasury and/or euro futures to increase or decrease exposure to interest rate risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
    During the reporting period, the Fund had an ending monthly average market value of $6,650,382 and $4,450,077 on purchased call options and purchased put options, respectively.
    Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated
Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.
    The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
    During the reporting period, the Fund had an ending monthly average market value of $3,981,482 and $9,619,620 on written call options and written put options, respectively.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate,

38 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

6. Use of Derivatives (Continued)
equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the
annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).
    The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
    The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
    If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of
Operations in the annual and semiannual reports.
    The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.
    For the reporting period, the Fund had ending monthly average notional amounts of $39,455,000 and $24,122,755 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.
    The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.
    For the reporting period, the Fund had ending monthly average notional amounts of $229,318,411 and $686,560,748 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of $26,034,384 on total return swaps which are long the reference asset.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
    At period end, the Fund had no total return swap agreements outstanding.

39 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
    Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement
of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of
Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.
    The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
    The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.
    The Fund may purchase swaptions which give it the option to buy or sell credit protection through credit default swaps in order to decrease or increase exposure to the credit risk of individual issuers and/ or indexes of issuers. A swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.
    The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.
    The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to sell or buy credit protection through credit default swaps in order to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption selling protection becomes more valuable as the likelihood of a credit event on the reference asset decreases. A written swaption buying protection becomes more valuable as the likelihood of a credit event on the reference asset increases.
    The Fund may enter into currency swaption contracts with the obligation to pay an interest rate on the US dollar notional amount or various foreign currency notional amounts and receive an interest rate on various foreign currency notional amounts or US dollar notional amounts, with an option to replace the contractual currency as disclosed in the Consolidated  Statement of Investments. This is done in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. The US dollar swaption contracts seek to increase exposure to foreign exchange rate risk. The foreign currency swaption contracts seek to decrease exposure to foreign exchange rate risk.
    During the reporting period, the Fund had an ending monthly average market value of $5,231,845 and $9,842,097 on purchased and written swaptions, respectively.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's
International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive)
a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the
Fund.
    At period end, the Fund has required certain counterparties to post collateral of $1,375,574.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

40 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

6. Use of Derivatives (Continued)
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the
Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the
Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the
Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Borrowing and Other Financing
Loan Commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

		Commitment
		Termination	Unfunded	Unrealized
	Interest Rate	Date	Amount	Appreciation
Claire's Stores, Inc. , Sr. Sec.
Credit Facilities Term Loan	0.75%	10/12/22	$11,141	$954

8. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019,

41 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

8. Pending Acquisition (Continued)
or as soon as practicable thereafter. This is subject to change.

42 OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA